 Nationwide(R) VLI
Separate Account-4
   June 30, 2002

[LOGO]
America's FUTURE Life Series(SM)


                                                                   2002
                                                             SEMI-ANNUAL REPORT


                                                     [NATIONWIDE LOGO]

                                              Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio

VLOB-0161-6/02

                             [NATIONWIDE LIFE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VLI Separate Account-4.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 46. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 41, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)



ASSETS:
Investments at fair value:

American Century VP - Income & Growth Fund-Class I (ACVPIncGr)
 6,921,793 shares (cost $45,660,242) ...................................   $ 39,731,093

American Century VP - International Fund-Class I (ACVPInt)
 8,327,496 shares (cost $52,414,463) ...................................     52,046,849

American Century VP - Ultra Fund-Class I (ACVPUltra)
 1,647 shares (cost $13,838) ...........................................         13,772

American Century VP - Value Fund-Class I (ACVPVal)
 6,279,157 shares (cost $44,182,609) ...................................     42,258,723

Comstock GVIT Value Fund - Class I (ComGVITVal)
 579,414 shares (cost $6,377,284) ......................................      5,127,814

Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
 83,306 shares (cost $994,664) .........................................        695,609

Credit Suisse Trust - International Focus Portfolio (CSIntEq)
 206,657 shares (cost $1,693,876) ......................................      1,696,656

Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
 209,210 shares (cost $2,654,473) ......................................      2,420,561

Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
 2,360,999 shares (cost $31,511,749) ...................................     29,795,801

Dreyfus IP - European Equity Portfolio (DryEuroEq)
 208,772 shares (cost $1,945,664) ......................................      2,052,228

Dreyfus IP - Small Cap Stock Index Portfolio-Service Class (DrySmCapIxS)
 16,893 shares (cost $191,657) .........................................        191,739

Dreyfus Stock Index Fund (DryStkIx)
 10,301,615 shares (cost $331,530,887) .................................    260,527,831

Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
 1,123,457 shares (cost $40,878,150) ...................................     35,883,220

Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
 2,308,567 shares (cost $17,477,118) ...................................     16,436,994

Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
 6,966,707 shares (cost $76,372,093) ...................................     76,564,109

Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
 3,230,429 shares (cost $73,899,293) ...................................     66,094,573

Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
 3,021,363 shares (cost $116,163,450) ..................................     81,546,592

Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
 3,018,210 shares (cost $21,090,767) ...................................     16,479,424



Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
 1,986,739 shares (cost $27,132,439) ............................................    26,602,435

Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
 3,037,481 shares (cost $66,666,835) ............................................    59,990,241

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
 1,075,644 shares (cost $19,009,105) ............................................    13,972,618

Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
 1,206 shares (cost $12,461) ....................................................        11,141

Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
 267,207 shares (cost $1,924,545) ...............................................     1,843,726

Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
 606 shares (cost $6,050) .......................................................         5,997

Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
 1,408 shares (cost $12,397) ....................................................        12,295

Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
 374,695 shares (cost $1,254,197) ...............................................     1,064,133

Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
 682 shares (cost $5,532) .......................................................         5,494

Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
 13,902,446 shares (cost $161,827,258) ..........................................   164,883,008

Gartmore GVIT Growth Fund - Class I (GVITGrowth)
 1,528,158 shares (cost $24,412,145) ............................................    13,356,097

Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
 29,864 shares (cost $295,116) ..................................................       278,931

Gartmore GVIT ID Conservative Fund (GVITIDCon)
 32,631 shares (cost $328,322) ..................................................       324,024

Gartmore GVIT ID Moderate Fund (GVITIDMod)
 86,695 shares (cost $854,981) ..................................................       830,537

Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
 69,856 shares (cost $688,999) ..................................................       660,839

Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
 59,098 shares (cost $589,411) ..................................................       577,385

Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
 117,549 shares (cost $644,775) .................................................       667,680

Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
 460,320,524 shares (cost $460,320,524) .........................................   460,320,524

Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
 4,476 shares (cost $49,578) ....................................................        48,882

Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
 1,175,802 shares (cost $14,730,549) ............................................    13,709,850

Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
 5,980,116 shares (cost $61,670,002) ............................................    53,043,630

Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
 3,003,475 shares (cost $56,851,618) ............................................    53,551,959


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT- 4

Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
 15,551,749 shares (cost $171,533,583) .....................................   144,164,715

Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
 4,902 shares (cost $40,765) ...............................................        39,705

Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
 426,738 shares (cost $3,876,938) ..........................................     3,695,550

J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
 1,823,011 shares (cost $17,402,520) .......................................    15,513,823

Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
 1,670,481 shares (cost $35,647,820) .......................................    31,872,772

Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
 4,110,938 shares (cost $18,945,496) .......................................    11,798,393

Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
 1,734,211 shares (cost $36,764,847) .......................................    35,360,559

MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
 2,131,087 shares (cost $19,568,648) .......................................    19,307,647

Nationwide(R) GVIT Strategic Value Fund - Class I (NWGVITStrVal)
 245,102 shares (cost $2,355,359) ..........................................     2,017,190

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
 1,323,156 shares (cost $19,317,483) .......................................    17,095,174

Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
 2,907,998 shares (cost $49,089,391) .......................................    40,799,210

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
 857,568 shares (cost $13,119,719) .........................................    11,620,040

Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
 1,577,074 shares (cost $84,913,425) .......................................    52,831,990

Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
 2,594,065 shares (cost $99,214,070) .......................................    76,291,459

Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
 1,197,793 shares (cost $26,771,185) .......................................    25,273,437

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
 1,702,569 shares (cost $34,847,304) .......................................    29,863,062

Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
 2,360,377 shares (cost $30,478,842) .......................................    20,865,731

Strong Opportunity Fund II, Inc. (StOpp2)
 1,594,636 shares (cost $33,504,783) .......................................    26,311,498

The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
 793,945 shares (cost $24,197,963) .........................................    17,546,189

Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
 166,010 shares (cost $505,166) ............................................       391,783

Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
 851,104 shares (cost $7,744,309) ..........................................     7,387,587


                       NATIONWIDE VLI SEPARATE ACCOUNT- 4

Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
 294,403 shares (cost $3,375,796) ........................        3,412,129

Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
 586,649 shares (cost $4,269,080) ........................        4,077,213

Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
 466,977 shares (cost $4,088,061) ........................        3,324,877

Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
 1,997,276 shares (cost $24,608,335) .....................       26,643,658
                                                             --------------
    Total Investments ....................................    2,222,830,405

Accounts Receivable ......................................           80,496
                                                             --------------
    Total Assets .........................................    2,222,910,901

ACCOUNTS PAYABLE .........................................             --
                                                             --------------
CONTRACT OWNERS' EQUITY ..................................   $2,222,910,901
                                                             ==============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                               Total                                    ACVPIncGrr
                                         ----------------------------------------------   ---------------------------------------
                                              2002             2001           2000            2002         2001          2000
                                         ---------------   ------------- --------------   -----------  ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................  $    18,358,549      19,809,242      9,432,275       383,831       269,901        89,434
  Mortality and expense risk
   charges (note 3) ...................       (1,976,719)     (2,997,833)      (610,755)      (43,305)      (62,777)      (15,039)
                                         ---------------   ------------- --------------   -----------  ------------  ------------
   Net investment income ..............       16,381,830      16,811,409      8,821,520       340,526       207,124        74,395
                                         ---------------   ------------- --------------   -----------  ------------  ------------

  Proceeds from mutual funds
   shares sold ........................    1,011,278,788     578,813,874    251,035,204     4,756,088     6,095,750     1,411,226
  Cost of mutual fund shares sold .....   (1,073,105,111)   (666,514,668)  (235,806,554)   (5,793,763)   (6,598,195)   (1,394,799)
                                         ---------------   ------------- --------------   -----------  ------------  ------------
   Realized gain (loss) on investments       (61,826,323)    (87,700,794)    15,228,650    (1,037,675)     (502,445)       16,427
  Change in unrealized gain (loss)
   on investments .....................     (127,771,847)    (49,919,090)   (25,741,208)   (3,800,637)     (780,440)     (517,517)
                                         ---------------   ------------- --------------   -----------  ------------  ------------
   Net gain (loss) on investments .....     (189,598,170)   (137,619,884)   (10,512,558)   (4,838,312)   (1,282,885)     (501,090)
                                         ---------------   ------------- --------------   -----------  ------------  ------------
  Reinvested capital gains ............        5,302,420      30,392,507     16,889,979          --            --            --
                                         ---------------   ------------- --------------   -----------  ------------  ------------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations .................  $  (167,913,920)    (90,415,968)    15,198,941    (4,497,786)   (1,075,761)     (426,695)
                                         ===============   ============= ==============   ===========  ============  ============

                                                              ACVPInt
                                         ---------------------------------------------------

                                              2002              2001              2000
                                         ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................    $     349,387            36,851            29,817
  Mortality and expense risk
   charges (note 3) ...................          (50,022)          (84,231)          (15,957)
                                         ---------------   ---------------   ---------------
   Net investment income ..............          299,365           (47,380)           13,860
                                         ---------------   ---------------   ---------------
  Proceeds from mutual funds
   shares sold ........................      124,930,440        29,738,545         5,786,603
  Cost of mutual fund shares sold .....     (125,429,726)      (43,133,656)       (3,784,053)
                                         ---------------   ---------------   ---------------
   Realized gain (loss) on investments          (499,286)      (13,395,111)        2,002,550
  Change in unrealized gain (loss)
   on investments .....................       (1,206,749)         (697,126)       (4,821,209)
                                         ---------------   ---------------   ---------------
   Net gain (loss) on investments .....       (1,706,035)      (14,092,237)       (2,818,659)
                                         ---------------   ---------------   ---------------
  Reinvested capital gains ............             --           4,068,852           445,799
                                         ---------------   ---------------   ---------------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations .................     $ (1,406,670)      (10,070,765)       (2,359,000)
                                         ===============   ===============   ===============




                                                            ACVPUltra                     ACVPVal
                                                  -----------------------  ------------------------------------
                                                     2002      2001  2000    2002          2001          2000
                                                  ----------   ----  ----  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     --     --    --       269,049      109,166       29,260
  Mortality and expense risk charges (note 3) ..        --     --    --       (17,723)     (21,191)        (901)
                                                  ----------   ----  ----  ----------   ----------   ----------
   Net investment income .......................        --     --    --       251,326       87,975       28,359
                                                  ----------   ----  ----  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......       7,963   --    --     3,228,895    3,185,080    2,926,834
  Cost of mutual fund shares sold ..............      (8,557)  --    --    (2,959,293)  (2,666,251)  (3,136,420)
                                                  ----------   ----  ----  ----------   ----------   ----------
   Realized gain (loss) on investments .........        (594)  --    --       269,602      518,829     (209,586)
  Change in unrealized gain (loss)
   on investments ..............................         (66)  --    --    (4,175,230)     221,456       44,924
                                                  ----------   ----  ----  ----------   ----------   ----------
   Net gain (loss) on investments ..............        (660)  --    --    (3,905,628)     740,285     (164,662)
  Reinvested capital gains .....................        --     --    --     1,740,826         --         74,870
                                                  ----------   ----  ----  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $     (660)  --    --    (1,913,476)     828,260      (61,433)
                                                  ==========   ====  ====  ==========   ==========   ==========


                                                              ComGVITVal
                                                  ------------------------------------
                                                     2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $  36,486       23,342        4,901
  Mortality and expense risk charges (note 3) ..      (3,771)      (6,581)        (185)
                                                  ----------   ----------   ----------
   Net investment income .......................      32,715       16,761        4,716
                                                  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......     507,929      149,367      190,358
  Cost of mutual fund shares sold ..............    (718,386)    (183,999)    (156,451)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........    (210,457)     (34,632)      33,907
  Change in unrealized gain (loss)
   on investments ..............................    (672,254)    (243,517)     (12,135)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............    (882,711)    (278,149)      21,772
  Reinvested capital gains .....................        --           --           --
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(849,996)    (261,388)      26,488
                                                  ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                CSGPVen                                CSIntEq
                                                     2002         2001         2000         2002         2001         2000
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       --         --           --           --           --           --
  Mortality and expense risk charges (note 3) ..        (417)      (2,450)        (477)        (550)      (4,454)        (599)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Net investment income .......................        (417)      (2,450)        (477)        (550)      (4,454)        (599)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......     175,754      286,238      527,734      480,144    3,197,781      455,376
  Cost of mutual fund shares sold ..............    (403,081)    (453,842)    (326,599)    (453,925)  (4,146,001)    (306,411)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Realized gain (loss) on investments .........    (227,327)    (167,604)     201,135       26,219     (948,220)     148,965
  Change in unrealized gain (loss)
   on investments ..............................     107,765      (44,565)    (165,651)     (51,211)     638,235     (360,838)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Net gain (loss) on investments ..............    (119,562)    (212,169)      35,484      (24,992)    (309,985)    (211,873)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Reinvested capital gains .....................        --           --           --           --           --           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (119,979)    (214,619)      35,007      (25,542)    (314,439)    (212,472)
                                                  ==========   ==========   ==========   ==========   ==========   ==========


                                                                CSLCapV
                                                  ------------------------------------
                                                     2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        --           --           --
  Mortality and expense risk charges (note 3) ..  $   (2,653)      (5,873)      (1,072)
                                                  ----------   ----------   ----------
   Net investment income .......................      (2,653)      (5,873)      (1,072)
                                                  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......   2,166,399    1,058,737    1,158,983
  Cost of mutual fund shares sold ..............  (2,161,043)    (997,854)  (1,144,542)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........       5,356       60,883       14,441
  Change in unrealized gain (loss)
   on investments ..............................    (258,784)      20,896      (15,349)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............    (253,428)      81,779         (908)
                                                  ----------   ----------   ----------
  Reinvested capital gains .....................        --           --           --
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (256,081)      75,906       (1,980)
                                                  ==========   ==========   ==========




                                                                 DryMidCapIx                              DryEuroEq
                                                  ---------------------------------------   ---------------------------------------
                                                      2002          2001          2000          2002          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    39,199        31,176         5,472          --           1,885          --
  Mortality and expense risk charges (note 3) ..      (16,465)      (18,737)         (560)         (757)       (4,042)         (282)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................       22,734        12,439         4,912          (757)       (2,157)         (282)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    4,411,918     4,475,619       417,025     7,806,241    12,356,838     2,289,522
  Cost of mutual fund shares sold ..............   (4,235,358)   (4,700,408)     (328,737)   (7,970,998)  (12,603,639)   (2,289,687)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........      176,560      (224,789)       88,288      (164,757)     (246,801)         (165)
  Change in unrealized gain (loss)
   on investments ..............................   (2,061,846)      571,385          (217)       89,505      (175,393)      (23,409)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (1,885,286)      346,596        88,071       (75,252)     (422,194)      (23,574)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................      104,110          --            --            --            --          23,556
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(1,758,442)      359,035        92,983       (76,009)     (424,351)         (300)
                                                  ===========   ===========   ===========   ===========   ===========   ===========


                                                          DrySmCapIxS
                                                  ------------------------
                                                      2002      2001  2000
                                                  -----------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $     --     --    --
  Mortality and expense risk charges (note 3) ..         --     --    --
                                                  -----------   ----  ----
   Net investment income .......................         --     --    --
                                                  -----------   ----  ----
  Proceeds from mutual funds shares sold .......      331,857   --    --
  Cost of mutual fund shares sold ..............     (336,121)  --    --
                                                  -----------   ----  ----
   Realized gain (loss) on investments .........       (4,264)  --    --
  Change in unrealized gain (loss)
   on investments ..............................           82   --    --
                                                  -----------   ----  ----
   Net gain (loss) on investments ..............       (4,182)  --    --
                                                  -----------   ----  ----
  Reinvested capital gains .....................         --     --    --
                                                  -----------   ----  ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $   (4,182)  --    --
                                                  ===========   ====  ====



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                                                   DryStkIx                                DryVIFApp
                                                  ------------------------------------------  ------------------------------------
                                                      2002           2001           2000         2002         2001        2000
                                                  ------------   ------------   ------------  -----------  -----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  1,653,227      1,255,043        771,912        2,475        5,120       1,274
  Mortality and expense risk charges (note 3) ..      (254,925)      (438,004)      (128,829)     (41,476)     (64,035)    (27,403)
                                                  ------------   ------------   ------------  -----------  -----------  ----------
   Net investment income .......................     1,398,302        817,039        643,083      (39,001)     (58,915)    (26,129)
                                                  ------------   ------------   ------------  -----------  -----------  ----------

  Proceeds from mutual funds shares sold .......    20,930,902     35,169,843     10,608,231    2,573,070   15,595,606   2,447,416
  Cost of mutual fund shares sold ..............   (28,545,291)   (38,772,112)    (8,027,040)  (3,056,462) (15,983,733) (2,312,847)
                                                  ------------   ------------   ------------  -----------  -----------  ----------
   Realized gain (loss) on investments .........    (7,614,389)    (3,602,269)     2,581,191     (483,392)    (388,127)    134,569
  Change in unrealized gain (loss)
   on investments ..............................   (32,804,980)   (13,802,186)    (3,016,509)  (3,008,835)    (909,033)    745,226
                                                  ------------   ------------   ------------  -----------  -----------  ----------
   Net gain (loss) on investments ..............   (40,419,369)   (17,404,455)      (435,318)  (3,492,227)  (1,297,160)    879,795
                                                  ------------   ------------   ------------  -----------  -----------  ----------
  Reinvested capital gains .....................          --           43,790        168,748         --           --          --
                                                  ------------   ------------   ------------  -----------  -----------  ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(39,021,067)   (16,543,626)       376,513   (3,531,228)  (1,356,075)    853,666
                                                  ============   ============   ============  ===========  ===========  ==========


                                                                  FGVITHiInc
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   623,254        743,956        467,413
  Mortality and expense risk charges (note 3) ..       (11,294)       (13,638)        (4,264)
                                                  ------------   ------------   ------------
   Net investment income .......................       611,960        730,318        463,149
                                                  ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......     4,599,524      3,459,379      1,989,700
  Cost of mutual fund shares sold ..............    (4,917,133)    (4,020,708)    (2,166,364)
                                                  ------------   ------------   ------------
   Realized gain (loss) on investments .........      (317,609)      (561,329)      (176,664)
  Change in unrealized gain (loss)
   on investments ..............................      (556,725)       123,282       (422,277)
                                                  ------------   ------------   ------------
   Net gain (loss) on investments ..............      (874,334)      (438,047)      (598,941)
                                                  ------------   ------------   ------------
  Reinvested capital gains .....................          --             --             --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $  (262,374)       292,271       (135,792)
                                                  ============   ============   ============

                                                                  FedQualBd                                FidVIPEIS
                                                   --------------------------------------   --------------------------------------
                                                      2002          2001         2000          2002         2001          2000
                                                   -----------   -----------  -----------   -----------  -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $ 2,002,095     1,455,876      284,124       911,279      468,833       275,597
  Mortality and expense risk charges (note 3) ...      (63,538)      (51,854)     (13,377)      (52,770)     (76,913)       (4,713)
                                                   -----------   -----------  -----------   -----------  -----------   -----------
   Net investment income ........................    1,938,557     1,404,022      270,747       858,509      391,920       270,884
                                                   -----------   -----------  -----------   -----------  -----------   -----------
  Proceeds from mutual funds shares sold ........    5,134,475     4,072,977    2,971,626     8,881,689    1,944,821     3,837,286
  Cost of mutual fund shares sold ...............   (4,895,534)   (3,634,225)  (2,938,819)   (9,348,987)  (2,151,108)   (3,966,529)
                                                   -----------   -----------  -----------   -----------  -----------   -----------
   Realized gain (loss) on investments ..........      238,941       438,752       32,807      (467,298)    (206,287)     (129,243)
  Change in unrealized gain (loss)
   on investments ...............................   (1,330,121)       37,655      607,373    (6,430,923)  (1,806,580)   (1,557,513)
                                                   -----------   -----------  -----------   -----------  -----------   -----------
   Net gain (loss) on investments ...............   (1,091,180)      476,407      640,180    (6,898,221)  (2,012,867)   (1,686,756)
                                                   -----------   -----------  -----------   -----------  -----------   -----------
  Reinvested capital gains ......................      749,114       147,643         --       1,313,313    1,383,058     1,063,019
                                                   -----------   -----------  -----------   -----------  -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations              $1,596,491     2,028,072      910,927    (4,726,399)    (237,889)     (352,853)
                                                   ===========   ===========  ===========   ===========  ===========   ===========


                                                                FidVIPGrS
                                                   ---------------------------------------
                                                      2002          2001          2000
                                                   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $    118,542          --          46,538
  Mortality and expense risk charges (note 3) ...       (66,802)    (198,846)      (43,465)
                                                   ------------  -----------   -----------
   Net investment income ........................        51,740     (198,846)        3,073
                                                   ------------  -----------   -----------
  Proceeds from mutual funds shares sold ........    15,245,807   24,977,360     3,558,623
  Cost of mutual fund shares sold ...............   (24,283,542) (32,192,865)   (2,889,389)
                                                   ------------  -----------   -----------
   Realized gain (loss) on investments ..........    (9,037,735)  (7,215,505)      669,234
  Change in unrealized gain (loss)
   on investments ...............................   (10,894,768)  (8,486,185)   (3,155,891)
                                                   -----------   -----------   -----------
   Net gain (loss) on investments ...............   (19,932,503) (15,701,690)   (2,486,657)
                                                   ------------  -----------   -----------
  Reinvested capital gains ......................         --       6,737,804     5,556,689
                                                   ------------  -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations             $(19,880,763)  (9,162,732)    3,073,105
                                                   ============   ===========   ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                                                 FidVIPHIS                                 FidVIPOvS
                                                  ---------------------------------------   ---------------------------------------
                                                     2002          2001          2000          2002          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $ 1,658,746     1,975,681       711,532       135,099     1,225,302       217,766
  Mortality and expense risk charges (note 3) ..      (10,596)      (30,623)       (9,924)      (25,280)      (54,601)      (21,839)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................    1,648,150     1,945,058       701,608       109,819     1,170,701       195,927
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    1,837,786     6,089,884     1,661,700    68,123,936    15,180,022    12,769,255
  Cost of mutual fund shares sold ..............   (2,667,476)   (8,715,349)   (1,763,880)  (67,620,971)  (20,682,866)  (12,774,643)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........     (829,690)   (2,625,465)     (102,180)      502,965    (5,502,844)       (5,388)
  Change in unrealized gain (loss)
   on investments ..............................   (1,572,330)   (1,056,577)   (1,338,470)   (1,158,869)     (999,893)   (2,371,398)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (2,402,020)   (3,682,042)   (1,440,650)     (655,904)   (6,502,737)   (2,376,786)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --            --       1,957,820     1,409,432
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (753,870)   (1,736,984)     (739,042)     (546,085)   (3,374,216)     (771,427)
                                                  ===========   ===========   ===========   ===========   ===========   ===========


                                                                FidVIPConS
                                                  ---------------------------------------
                                                     2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   380,235       307,645        93,712
  Mortality and expense risk charges (note 3) ..      (31,053)     (108,332)      (10,634)
                                                  -----------   -----------   -----------
   Net investment income .......................      349,182       199,313        83,078
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    2,244,257    16,324,321       949,908
  Cost of mutual fund shares sold ..............   (2,824,293)  (20,421,742)     (711,239)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........     (580,036)   (4,097,421)      238,669
  Change in unrealized gain (loss)
   on investments ..............................     (391,048)   (2,700,827)   (4,058,941)
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............     (971,084)   (6,798,248)   (3,820,272)
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --       1,230,579     3,401,735
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (621,902)   (5,368,356)     (335,459)
                                                  ===========   ===========   ===========



                                                                FidVIPGrOpS                         FidVIPVaIStS
                                                  ---------------------------------------   ------------------------
                                                     2002          2001          2000          2002       2001  2000
                                                  -----------   -----------   -----------   -----------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   122,231        33,972       125,878          --     --    --
  Mortality and expense risk charges (note 3) ..       (8,919)      (32,567)       (4,248)         --     --    --
                                                  -----------   -----------   -----------   -----------   ----  ----
   Net investment income .......................      113,312         1,405       121,630          --     --    --
                                                  -----------   -----------   -----------   -----------   ----  ----
  Proceeds from mutual funds shares sold .......      701,822     2,576,313     1,196,438       115,544   --    --
  Cost of mutual fund shares sold ..............   (1,133,242)   (3,739,539)   (1,149,693)     (117,785)  --    --
                                                  -----------   -----------   -----------   -----------   ----  ----
   Realized gain (loss) on investments .........     (431,420)   (1,163,226)       46,745        (2,241)  --    --
  Change in unrealized gain (loss)
   on investments ..............................   (1,815,967)      (96,696)   (1,175,929)       (1,320)  --    --
                                                  -----------   -----------   -----------   -----------   ----  ----
   Net gain (loss) on investments ..............   (2,247,387)   (1,259,922)   (1,129,184)       (3,561)  --    --
                                                  -----------   -----------   -----------   -----------   ----  ----
  Reinvested capital gains .....................         --            --         662,022          --     --    --
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(2,134,075)   (1,258,517)     (345,532)       (3,561)  --    --
                                                  ===========   ===========   ===========   ===========   ====  ====


                                                            GVITEmMrkts
                                                  --------------------------------
                                                      2002          2001      2000
                                                  -----------   -----------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       766           818   --
  Mortality and expense risk charges (note 3) ..         (237)         (677)  --
                                                  -----------   -----------   ----
   Net investment income .......................          529           141   --
                                                  -----------   -----------   ----
  Proceeds from mutual funds shares sold .......    6,010,475     2,184,351   --
  Cost of mutual fund shares sold ..............   (6,005,152)   (2,195,060)  --
                                                  -----------   -----------   ----
   Realized gain (loss) on investments .........        5,323       (10,709)  --
  Change in unrealized gain (loss)
   on investments ..............................     (112,413)       (5,611)  --
                                                  -----------   -----------   ----
   Net gain (loss) on investments ..............     (107,090)      (16,320)  --
                                                  -----------   -----------   ----
  Reinvested capital gains .....................         --            --     --
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (106,561)      (16,179)  --
                                                  ===========   ===========   ====



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                                            GVITGlFin             GVITGlHlth
                                                  -----------------------  -----------------------
                                                     2002      2001  2000    2002       2001  2000
                                                  ----------   ----  ----  ----------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     --     --    --          --     --    --
  Mortality and expense risk charges (note 3) ..        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
   Net investment income .......................        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
  Proceeds from mutual funds shares sold .......          17   --    --             2   --    --
  Cost of mutual fund shares sold ..............         (17)  --    --            (2)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
   Realized gain (loss) on investments .........        --     --    --          --     --    --
  Change in unrealized gain (loss)
   on investments ..............................         (53)  --    --          (102)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
   Net gain (loss) on investments ..............         (53)  --    --          (102)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
  Reinvested capital gains .....................        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $      (53)  --    --          (102)  --    --
                                                  ==========   ====  ====  ==========   ====  ====

                                                           GVITGlTech
                                                  ------------------------------
                                                     2002         2001      2000
                                                  ----------   ----------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    8,117          403   --
  Mortality and expense risk charges (note 3) ..        (215)        (309)  --
                                                  ----------   ----------   ----
   Net investment income .......................       7,902           94   --
                                                  ----------   ----------   ----
  Proceeds from mutual funds shares sold .......   1,482,988    1,408,709   --
  Cost of mutual fund shares sold ..............  (1,901,692)  (1,422,081)  --
                                                  ----------   ----------   ----
   Realized gain (loss) on investments .........    (418,704)     (13,372)  --
  Change in unrealized gain (loss)
   on investments ..............................    (102,276)     (10,854)  --
                                                  ----------   ----------   ----
   Net gain (loss) on investments ..............    (520,980)     (24,226)  --
                                                  ----------   ----------   ----
  Reinvested capital gains .....................        --           --     --
                                                  ----------   ----------   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (513,078)     (24,132)  --
                                                  ==========   ==========   ====



                                                           GVITGlUtl                       GVITGvtBd
                                                  ------------------------  ---------------------------------------
                                                      2002      2001  2000     2002          2001          2000
                                                  -----------   ----  ----  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $        13   --    --      3,396,158     2,022,042       935,655
  Mortality and expense risk charges (note 3) ..         --     --    --       (199,901)     (135,728)      (41,143)
                                                  -----------   ----  ----  -----------   -----------   -----------
   Net investment income .......................           13   --    --      3,196,257     1,886,314       894,512
                                                  -----------   ----  ----  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      166,910   --    --     12,954,918     3,355,745     3,374,558
  Cost of mutual fund shares sold ..............     (165,049)  --    --    (11,958,497)   (3,195,447)   (3,522,459)
                                                  -----------   ----  ----  -----------   -----------   -----------
   Realized gain (loss) on investments .........        1,861   --    --        996,421       160,298      (147,901)
  Change in unrealized gain (loss)
   on investments ..............................          (38)  --    --      1,590,492      (895,834)      350,373
                                                  -----------   ----  ----  -----------   -----------   -----------
   Net gain (loss) on investments ..............        1,823   --    --      2,586,913      (735,536)      202,472
                                                  -----------   ----  ----  -----------   -----------   -----------
  Reinvested capital gains .....................         --     --    --        156,994          --            --
                                                  -----------   ----  ----  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $     1,836   --    --      5,940,164     1,150,778     1,096,984
                                                  ===========   ====  ====  ===========   ===========   ===========


                                                                GVITGrowth
                                                  ---------------------------------------
                                                     2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --            --          41,174
  Mortality and expense risk charges (note 3) ..       (2,890)      (40,033)       (4,597)
                                                  -----------   -----------   -----------
   Net investment income .......................       (2,890)      (40,033)       36,577
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      634,982     3,926,306     4,569,789
  Cost of mutual fund shares sold ..............   (1,564,391)   (8,682,545)   (4,887,807)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........     (929,409)   (4,756,239)     (318,018)
  Change in unrealized gain (loss)
   on investments ..............................   (1,801,409)      366,066       659,483
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............   (2,730,818)   (4,390,173)      341,465
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(2,733,708)   (4,430,206)      378,042
                                                  ===========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                           GVITIDAgg            GVITIDCon
                                                  ---------------------  ---------------------
                                                    2002     2001  2000    2002     2001  2000
                                                  --------   ----  ----  --------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  1,163   --    --       1,426   --    --
  Mortality and expense risk charges (note 3) ..      --     --    --         (14)  --    --
                                                  --------   ----  ----  --------   ----  ----
   Net investment income .......................     1,163   --    --       1,412   --    --
                                                  --------   ----  ----  --------   ----  ----
  Proceeds from mutual funds shares sold .......     1,923   --    --     230,683   --    --
  Cost of mutual fund shares sold ..............    (1,895)  --    --    (230,257)  --    --
                                                  --------   ----  ----  --------   ----  ----
   Realized gain (loss) on investments .........        28   --    --         426   --    --
  Change in unrealized gain (loss)
   on investments ..............................   (16,185)  --    --      (4,298)  --    --
                                                  --------   ----  ----  --------   ----  ----
   Net gain (loss) on investments ..............   (16,157)  --    --      (3,872)  --    --
                                                  --------   ----  ----  --------   ----  ----
  Reinvested capital gains .....................        48   --    --           2   --    --
                                                  --------   ----  ----  --------   ----  ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(14,946)  --    --      (2,458)  --    --
                                                  ========   ====  ====  ========   ====  ====

                                                         GVITIDMod
                                                  ---------------------
                                                    2002     2001  2000
                                                  --------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  3,635   --    --
  Mortality and expense risk charges (note 3) ..        (1)  --    --
                                                  --------   ----  ----
   Net investment income .......................     3,634   --    --
                                                  --------   ----  ----

  Proceeds from mutual funds shares sold .......     2,348   --    --
  Cost of mutual fund shares sold ..............    (2,297)  --    --
                                                  --------   ----  ----
   Realized gain (loss) on investments .........        51   --    --
  Change in unrealized gain (loss)
   on investments ..............................   (24,444)  --    --
                                                  --------   ----  ----
   Net gain (loss) on investments ..............   (24,393)  --    --
                                                  --------   ----  ----
  Reinvested capital gains .....................         2   --    --
                                                  --------   ----  ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(20,757)  --    --
                                                  ========   ====  ====

                                                          GVITIDModAgg            GVITIDModCon
                                                  -----------------------  -----------------------
                                                     2002      2001  2000     2002      2001  2000
                                                  ----------   ----  ----  ----------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    2,466   --    --         2,652   --    --
  Mortality and expense risk charges (note 3) ..        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
   Net investment income .......................       2,466   --    --         2,652   --    --
                                                  ----------   ----  ----  ----------   ----  ----
  Proceeds from mutual funds shares sold .......      12,315   --    --        10,324   --    --
  Cost of mutual fund shares sold ..............     (12,053)  --    --       (10,330)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
   Realized gain (loss) on investments .........         262   --    --            (6)  --    --
  Change in unrealized gain (loss)
   on investments ..............................     (28,160)  --    --       (12,026)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
   Net gain (loss) on investments ..............     (27,898)  --    --       (12,032)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
  Reinvested capital gains .....................          25   --    --             4   --    --
                                                  ----------   ----  ----  ----------   ----  ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (25,407)  --    --        (9,376)  --    --
                                                  ==========   ====  ====  ==========   ====  ====

                                                            GVITIntGro
                                                  ------------------------------
                                                     2002         2001      2000
                                                  ----------   ----------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     --           --     --
  Mortality and expense risk charges (note 3) ..        (165)      (1,507)  --
                                                  ----------   ----------   ----
   Net investment income .......................        (165)      (1,507)  --
                                                  ----------   ----------   ----
  Proceeds from mutual funds shares sold .......   4,046,925      185,523   --
  Cost of mutual fund shares sold ..............  (4,072,768)    (388,570)  --
                                                  ----------   ----------   ----
   Realized gain (loss) on investments .........     (25,843)    (203,047)  --
  Change in unrealized gain (loss)
   on investments ..............................      20,625       17,725   --
                                                  ----------   ----------   ----
   Net gain (loss) on investments ..............      (5,218)    (185,322)  --
                                                  ----------   ----------   ----
  Reinvested capital gains .....................        --           --     --
                                                  ----------   ----------   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   (5,383)    (186,829)  --
                                                  ==========   ==========   ====



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                     GVITMyMkt                                GVITLead
                                                  ---------------------------------------------   --------------------------
                                                       2002            2001            2000            2002       2001  2000
                                                  -------------   -------------   -------------   -------------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   2,951,567       6,588,208       4,075,124            --     --    --
  Mortality and expense risk charges (note 3) ..       (478,324)       (496,486)       (144,438)           --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
   Net investment income .......................      2,473,243       6,091,722       3,930,686            --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
  Proceeds from mutual funds shares sold .......    430,102,952     210,929,069     128,714,175             128   --    --
  Cost of mutual fund shares sold ..............   (430,102,952)   (210,929,069)   (128,714,175)           (129)  --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
   Realized gain (loss) on investments .........           --              --              --                (1)  --    --
  Change in unrealized gain (loss)
   on investments ..............................           --              --              --              (696)  --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
   Net gain (loss) on investments ..............           --              --              --              (697)  --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
  Reinvested capital gains .....................           --              --              --              --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   2,473,243       6,091,722       3,930,686            (697)  --    --
                                                  =============   =============   =============   =============   ====  ====


                                                               GVITSmCapGr
                                                  ---------------------------------------------
                                                      2002            2001            2000
                                                  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $        --              --              --
  Mortality and expense risk charges (note 3) ..         (6,552)        (14,271)           (307)
                                                  -------------   -------------   -------------
   Net investment income .......................         (6,552)        (14,271)           (307)
                                                  -------------   -------------   -------------
  Proceeds from mutual funds shares sold .......     28,818,260      21,779,961       1,334,323
  Cost of mutual fund shares sold ..............    (29,974,332)    (23,517,928)     (1,216,505)
                                                  -------------   -------------   -------------
   Realized gain (loss) on investments .........     (1,156,072)     (1,737,967)        117,818
  Change in unrealized gain (loss)
   on investments ..............................     (1,472,098)        924,698          (1,856)
                                                  -------------   -------------   -------------
   Net gain (loss) on investments ..............     (2,628,170)       (813,269)        115,962
                                                  -------------   -------------   -------------
  Reinvested capital gains .....................           --              --               241
                                                  -------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (2,634,722)       (827,540)        115,896
                                                  =============   =============   =============


                                                               GVITSmCapVal                                 GVITSmComp
                                                  ---------------------------------------   ---------------------------------------
                                                     2002          2001           2000          2002          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --            --            --            --          56,462         6,404
  Mortality and expense risk charges (note 3) ..      (32,932)      (42,904)       (2,106)      (52,686)      (70,666)       (9,014)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................      (32,932)      (42,904)       (2,106)      (52,686)      (14,204)       (2,610)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    4,652,439     4,384,193     2,717,407     5,087,831     5,389,089     3,685,772
  Cost of mutual fund shares sold ..............   (4,626,042)   (4,038,346)   (2,634,956)   (6,255,860)   (4,913,094)   (2,329,377)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........       26,397       345,847        82,451    (1,168,029)      475,995     1,356,395
  Change in unrealized gain (loss)
   on investments ..............................   (8,875,669)    4,826,713       690,804    (1,493,315)     (389,822)     (168,069)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (8,849,272)    5,172,560       773,255    (2,661,344)       86,173     1,188,326
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................    1,237,982          --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(7,644,222)    5,129,656       771,149    (2,714,030)       71,969     1,185,716
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                 GVITTotRt
                                                  ---------------------------------------
                                                      2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   459,760       250,022        74,750
  Mortality and expense risk charges (note 3) ..      (55,363)      (94,761)       (2,196)
                                                  -----------   -----------   -----------
   Net investment income .......................      404,397       155,261        72,554
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    1,772,420     1,120,634     1,889,535
  Cost of mutual fund shares sold ..............   (3,492,222)   (1,908,764)   (1,708,373)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........   (1,719,802)     (788,130)      181,162
  Change in unrealized gain (loss)
   on investments ..............................   (8,334,945)   (1,924,019)      666,775
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............  (10,054,747)   (2,712,149)      847,937
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(9,650,350)   (2,556,888)      920,491
                                                  ===========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                           GVITUSGro                       GVITWLead
                                                  ------------------------  ---------------------------------------
                                                      2002      2001  2000     2002          2001           2000
                                                  -----------   ----  ----  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --     --    --        347,136       294,830       199,386
  Mortality and expense risk charges (note 3) ..         --     --    --        (21,343)      (62,601)      (15,219)
                                                  -----------   ----  ----  -----------   -----------   -----------
   Net investment income .......................         --     --    --        325,793       232,229       184,167
                                                  -----------   ----  ----  -----------   -----------   -----------

  Proceeds from mutual funds shares sold .......           11   --    --     35,447,113     2,062,658     1,709,814
  Cost of mutual fund shares sold ..............          (11)  --    --    (43,576,357)   (2,378,614)   (1,557,031)
                                                  -----------   ----  ----  -----------   -----------   -----------
   Realized gain (loss) on investments .........         --     --    --     (8,129,244)     (315,956)      152,783
  Change in unrealized gain (loss)
   on investments ..............................       (1,060)  --    --      7,929,242    (3,937,456)     (185,548)
                                                  -----------   ----  ----  -----------   -----------   -----------
   Net gain (loss) on investments ..............       (1,060)  --    --       (200,002)   (4,253,412)      (32,765)
                                                  -----------   ----  ----  -----------   -----------   -----------
  Reinvested capital gains .....................         --     --    --           --            --            --
                                                  -----------   ----  ----  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $    (1,060)  --    --        125,791    (4,021,183)      151,402
                                                  ===========   ====  ====  ===========   ===========   ===========

                                                                JPMorBal
                                                  ---------------------------------------
                                                     2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   157,896       111,078        91,156
  Mortality and expense risk charges (note 3) ..       (9,892)      (16,751)       (2,351)
                                                  -----------   -----------   -----------
   Net investment income .......................      148,004        94,327        88,805
                                                  -----------   -----------   -----------

  Proceeds from mutual funds shares sold .......      898,721       825,477     3,826,706
  Cost of mutual fund shares sold ..............   (1,017,750)     (870,512)   (3,773,344)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........     (119,029)      (45,035)       53,362
  Change in unrealized gain (loss)
   on investments ..............................   (1,352,372)     (129,490)       43,492
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............   (1,471,401)     (174,525)       96,854
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(1,323,397)      (80,198)      185,659
                                                  ===========   ===========   ===========


                                                                   JanCapAp                               JanGlTech
                                                  -----------------------------------------   -----------------------------------
                                                     2002            2001          2000         2002         2001        2000
                                                  ------------   ------------  ------------   ----------   ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     66,327        205,418         3,832         --         98,928        --
  Mortality and expense risk charges (note 3) ..       (22,317)       (56,460)         (428)      (6,055)     (33,160)       (844)
                                                  ------------   ------------  ------------   ----------   ----------   ---------
   Net investment income .......................        44,010        148,958         3,404       (6,055)      65,768        (844)
                                                  ------------   ------------  ------------   ----------   ----------   ---------
  Proceeds from mutual funds shares sold .......     8,074,919      8,616,073       168,690    2,529,545    5,012,440     944,554
  Cost of mutual fund shares sold ..............   (10,296,869)   (11,401,149)     (168,094)  (5,748,290)  (9,035,892)   (969,925)
                                                  ------------   ------------  ------------   ----------   ----------   ---------
   Realized gain (loss) on investments .........    (2,221,950)    (2,785,076)          596   (3,218,745)  (4,023,452)    (25,371)
  Change in unrealized gain (loss)
   on investments ..............................      (202,669)    (1,033,899)     (483,525)  (1,786,501)    (697,396)   (454,800)
                                                  ------------   ------------  ------------   ----------   ----------   ---------
   Net gain (loss) on investments ..............    (2,424,619)    (3,818,975)     (482,929)  (5,005,246)  (4,720,848)   (480,171)
                                                  ------------   ------------  ------------   ----------   ----------   ---------
  Reinvested capital gains .....................          --             --            --           --           --          --
                                                  ------------   ------------  ------------   ----------   ----------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (2,380,609)    (3,670,017)     (479,525)  (5,011,301)  (4,655,080)   (481,015)
                                                  ============   ============  ============   ==========   ==========   =========

                                                                 JanIntGro
                                                  ------------------------------------------
                                                     2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    132,262        162,200           --
  Mortality and expense risk charges (note 3) ..       (31,357)       (49,474)        (1,131)
                                                  ------------   ------------   ------------
   Net investment income .......................       100,905        112,726         (1,131)
                                                  ------------   ------------   ------------
  Proceeds from mutual funds shares sold .......    91,317,769     16,757,571      1,179,911
  Cost of mutual fund shares sold ..............   (92,077,558)   (21,308,414)    (1,162,710)
                                                  ------------   ------------   ------------
   Realized gain (loss) on investments .........      (759,789)    (4,550,843)        17,201
  Change in unrealized gain (loss)
   on investments ..............................    (3,501,754)       522,827       (606,421)
                                                  ------------   ------------   ------------
   Net gain (loss) on investments ..............    (4,261,543)    (4,028,016)      (589,220)
                                                  ------------   ------------   ------------
  Reinvested capital gains .....................          --             --             --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (4,160,638)    (3,915,290)      (590,351)
                                                  ============   ============   ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                 MGVITMultiSec                            NWGVITStrVal
                                                  ------------------------------------------   -----------------------------------
                                                     2002            2001           2000           2002        2001       2000
                                                  ------------   ------------   ------------   ------------  --------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    857,583        949,620        596,769           --       5,725        4,854
  Mortality and expense risk charges (note 3) ..       (39,142)       (64,613)       (13,656)        (1,151)   (3,570)        (201)
                                                  ------------   ------------   ------------   ------------  --------   ----------
   Net investment income .......................       818,441        885,007        583,113         (1,151)    2,155        4,653
                                                  ------------   ------------   ------------   ------------  --------   ----------
  Proceeds from mutual funds shares sold .......    36,369,337      1,460,014        876,101        434,787   781,208    3,688,382
  Cost of mutual fund shares sold ..............   (36,897,192)    (1,494,905)      (921,172)      (483,947) (788,592)  (3,647,652)
                                                  ------------   ------------   ------------   ------------  --------   ----------
   Realized gain (loss) on investments .........      (527,855)       (34,891)       (45,071)       (49,160)   (7,384)      40,730
  Change in unrealized gain (loss)
   on investments ..............................       453,363       (770,095)      (100,407)      (308,931)  (12,189)     (45,250)
                                                  ------------   ------------   ------------   ------------  --------   ----------
   Net gain (loss) on investments ..............       (74,492)      (804,986)      (145,478)      (358,091)  (19,573)      (4,520)
                                                  ------------   ------------   ------------   ------------  --------   ----------
  Reinvested capital gains .....................          --             --             --             --        --           --
                                                  ------------   ------------   ------------   ------------  --------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $    743,949         80,021        437,635       (359,242)  (17,418)         133
                                                  ============   ============   ============   ============  ========   ==========

                                                                  NBAMTGuard
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    102,234         26,063         16,882
  Mortality and expense risk charges (note 3) ..       (14,957)       (13,795)          (541)
                                                  ------------   ------------   ------------
   Net investment income .......................        87,277         12,268         16,341
                                                  ------------   ------------   ------------
  Proceeds from mutual funds shares sold .......     2,416,778      2,305,730        736,655
  Cost of mutual fund shares sold ..............    (2,789,035)    (2,273,741)      (668,481)
                                                  ------------   ------------   ------------
   Realized gain (loss) on investments .........      (372,257)        31,989         68,174
  Change in unrealized gain (loss)
   on investments ..............................    (1,733,923)      (309,147)        21,032
                                                  ------------   ------------   ------------
   Net gain (loss) on investments ..............    (2,106,180)      (277,158)        89,206
                                                  ------------   ------------   ------------
  Reinvested capital gains .....................          --          372,331           --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (2,018,903)       107,441        105,547
                                                  ============   ============   ============



                                                                 NBAMTMCGr                                 NBAMTPart
                                                  ---------------------------------------   ---------------------------------------
                                                      2002          2001          2000          2002          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --            --            --          61,110        36,401        55,679
  Mortality and expense risk charges (note 3) ..      (41,840)      (74,778)      (16,220)       (6,801)      (23,602)       (1,905)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................      (41,840)      (74,778)      (16,220)       54,309        12,799        53,774
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    7,928,123    22,484,028     8,082,683     2,006,431     1,479,031     2,415,577
  Cost of mutual fund shares sold ..............   (9,780,185)  (32,113,739)   (4,984,842)   (2,204,468)   (1,862,149)   (2,529,805)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........   (1,852,062)   (9,629,711)    3,097,841      (198,037)     (383,118)     (114,228)
  Change in unrealized gain (loss)
   on investments ..............................   (6,504,683)    5,744,639    (1,599,352)   (1,144,565)      (36,981)   (1,180,991)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (8,356,745)   (3,885,072)    1,498,489    (1,342,602)     (420,099)   (1,295,219)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................         --            --           6,497          --         345,807     1,184,100
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(8,398,585)   (3,959,850)    1,488,766    (1,288,293)      (61,493)      (57,345)
                                                  ===========   ===========   ===========   ===========   ===========   ===========


                                                               OppAggGro
                                                  ---------------------------------------
                                                     2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    340,390       510,407          --
  Mortality and expense risk charges (note 3) ..       (51,885)     (106,175)      (16,779)
                                                  ------------   -----------   -----------
   Net investment income .......................       288,505       404,232       (16,779)
                                                  ------------   -----------   -----------
  Proceeds from mutual funds shares sold .......     5,889,989    11,095,102     5,304,073
  Cost of mutual fund shares sold ..............   (15,678,315)  (20,481,710)   (3,165,177)
                                                  ------------   -----------   -----------
   Realized gain (loss) on investments .........    (9,788,326)   (9,386,608)    2,138,896
  Change in unrealized gain (loss)
   on investments ..............................    (1,360,434)  (16,799,998)      788,259
                                                  ------------   -----------   -----------
   Net gain (loss) on investments ..............   (11,148,760)  (26,186,606)    2,927,155
                                                  ------------   -----------   -----------
  Reinvested capital gains .....................          --       7,963,996       950,033
                                                  ------------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(10,860,255)  (17,818,378)    3,860,409
                                                  ============   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                   OppCapAp                                   OppGlSec
                                                  ------------------------------------------   -----------------------------------
                                                      2002           2001           2000          2002          2001       2000
                                                  ------------   ------------   ------------   ----------   -----------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    437,493        362,712         26,876      113,244        37,643       --
  Mortality and expense risk charges (note 3) ..       (82,174)      (113,060)       (11,965)     (21,225)      (14,991)       (84)
                                                  ------------   ------------   ------------   ----------   -----------   --------
   Net investment income .......................       355,319        249,652         14,911       92,019        22,652        (84)
                                                  ------------   ------------   ------------   ----------   -----------   --------
  Proceeds from mutual funds shares sold .......    11,681,935      9,390,264      3,856,447    9,208,879    11,267,336     37,853
  Cost of mutual fund shares sold ..............   (17,692,698)   (10,338,002)    (2,643,387)  (9,148,319)  (12,297,040)   (35,950)
                                                  ------------   ------------   ------------   ----------   -----------   --------
   Realized gain (loss) on investments .........    (6,010,763)      (947,738)     1,213,060       60,560    (1,029,704)     1,903
  Change in unrealized gain (loss)
   on investments ..............................   (11,470,189)    (7,458,776)      (910,520)  (1,892,660)      166,646     52,841
                                                  ------------   ------------   ------------   ----------   -----------   --------
   Net gain (loss) on investments ..............   (17,480,952)    (8,406,514)       302,540   (1,832,100)     (863,058)    54,744
                                                  ------------   ------------   ------------   ----------   -----------   --------
  Reinvested capital gains .....................          --        5,442,934      1,434,225         --         697,893       --
                                                  ------------   ------------   ------------   ----------   -----------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(17,125,633)    (2,713,928)     1,751,676   (1,740,081)     (142,513)    54,660
                                                  ============   ============   ============   ==========   ===========   ========

                                                                OppMSGrInc
                                                  ------------------------------------------
                                                     2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    201,725        118,156         38,554
  Mortality and expense risk charges (note 3) ..       (12,976)       (46,340)        (3,834)
                                                  ------------   ------------   ------------
   Net investment income .......................       188,749         71,816         34,720
                                                  ------------   ------------   ------------
  Proceeds from mutual funds shares sold .......     1,796,217      6,136,407        581,966
  Cost of mutual fund shares sold ..............    (2,219,965)    (6,935,454)      (428,202)
                                                  ------------   ------------   ------------
   Realized gain (loss) on investments .........      (423,748)      (799,047)       153,764
  Change in unrealized gain (loss)
   on investments ..............................    (2,056,686)      (380,539)      (597,224)
                                                  ------------   ------------   ------------
   Net gain (loss) on investments ..............    (2,480,434)    (1,179,586)      (443,460)
                                                  ------------   ------------   ------------
  Reinvested capital gains .....................          --             --          509,013
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (2,291,685)    (1,107,770)       100,273
                                                  ============   ============   ============

                                                                 SGVITMdCpGr                               StOpp2
                                                  ---------------------------------------   ---------------------------------------
                                                     2002          2001          2000          2002          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --            --            --            --          10,323          --
  Mortality and expense risk charges (note 3) ..      (22,406)      (47,937)      (13,902)      (27,934)      (16,401)         (167)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................      (22,406)      (47,937)      (13,902)      (27,934)       (6,078)         (167)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    3,036,269    12,831,226     3,394,069     1,745,991     2,388,305        43,639
  Cost of mutual fund shares sold ..............   (4,726,146)  (18,121,879)   (2,322,026)   (2,241,997)   (2,888,159)      (43,663)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........   (1,689,877)   (5,290,653)    1,072,043      (496,006)     (499,854)          (24)
  Change in unrealized gain (loss)
   on investments ..............................   (4,637,081)    2,485,378      (681,644)   (4,095,255)      497,164       (31,559)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (6,326,958)   (2,805,275)      390,399    (4,591,261)       (2,690)      (31,583)
  Reinvested capital gains .....................         --            --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(6,349,364)   (2,853,212)      376,497    (4,619,195)       (8,768)      (31,750)
                                                  ===========   ===========   ===========   ===========   ===========   ===========


                                                                DrySRGro
                                                  ---------------------------------------
                                                      2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     1,383         2,812         1,657
  Mortality and expense risk charges (note 3) ..      (10,661)      (44,023)       (1,993)
                                                  -----------   -----------   -----------
   Net investment income .......................       (9,278)      (41,211)         (336)
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    3,015,979     5,680,017       628,180
  Cost of mutual fund shares sold ..............   (4,706,442)   (6,276,248)     (468,376)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........   (1,690,463)     (596,231)      159,804
  Change in unrealized gain (loss)
   on investments ..............................   (1,970,676)   (2,117,573)      247,896
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............   (3,661,139)   (2,713,804)      407,700
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(3,670,417)   (2,755,015)      407,364
                                                  ===========   ===========   ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                             TurnGVITGro                       VEWrldEMkt
                                                  ------------------------------  ------------------------------------
                                                     2002         2001      2000     2002          2001         2000
                                                  ----------   ----------   ----  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $     --           --     --        11,857         --           --
  Mortality and expense risk charges (note 3) ..        (115)        (440)  --        (2,542)      (9,790)        (785)
                                                  ----------   ----------   ----  ----------   ----------   ----------
   Net investment income .......................        (115)        (440)  --         9,315       (9,790)        (785)
                                                  ----------   ----------   ----  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......     469,088      269,224   --     7,605,557    3,869,240    5,437,049
  Cost of mutual fund shares sold ..............    (549,321)    (332,127)  --    (6,910,601)  (4,684,599)  (5,118,394)
                                                  ----------   ----------   ----  ----------   ----------   ----------
   Realized gain (loss) on investments .........     (80,233)     (62,903)  --       694,956     (815,359)     318,655
  Change in unrealized gain (loss)
   on investments ..............................    (129,496)     (13,302)  --      (473,828)     759,552     (811,743)
                                                  ----------   ----------   ----  ----------   ----------   ----------
   Net gain (loss) on investments ..............    (209,729)     (76,205)  --       221,128      (55,807)    (493,088)
                                                  ----------   ----------   ----  ----------   ----------   ----------
  Reinvested capital gains .....................        --           --     --          --           --           --
                                                  ----------   ----------   ----  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (209,844)     (76,645)  --       230,443      (65,597)    (493,873)
                                                  ==========   ==========   ====  ==========   ==========   ==========

                                                              VEWrldHAs
                                                  ------------------------------------
                                                     2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   15,051       15,222        6,160
  Mortality and expense risk charges (note 3) ..        (354)      (2,397)         (72)
                                                  ----------   ----------   ----------
   Net investment income .......................      14,697       12,825        6,088
                                                  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......     781,097      470,616    1,717,656
  Cost of mutual fund shares sold ..............    (808,687)    (474,273)  (1,712,678)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........     (27,590)      (3,657)       4,978
  Change in unrealized gain (loss)
   on investments ..............................     142,991      (81,960)     (17,376)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............     115,401      (85,617)     (12,398)
                                                  ----------   ----------   ----------
  Reinvested capital gains .....................        --           --           --
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  130,098      (72,792)      (6,310)
                                                  ==========   ==========   ==========



                                                                  VKEmMkt                                 VKMidCapG
                                                  ---------------------------------------   ---------------------------------------
                                                     2002          2001          2000          2002          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --            --            --            --            --            --
  Mortality and expense risk charges (note 3) ..       (2,411)       (5,118)         (440)       (2,608)       (1,889)           (6)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................       (2,411)       (5,118)         (440)       (2,608)       (1,889)           (6)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    1,878,731     9,398,754       496,119       239,944       802,719       263,466
  Cost of mutual fund shares sold ..............   (1,817,873)   (9,342,479)     (465,395)     (277,421)   (1,057,565)     (239,516)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........       60,858        56,275        30,724       (37,477)     (254,846)       23,950
  Change in unrealized gain (loss)
   on investments ..............................     (135,582)      160,546        24,341      (608,924)       88,578          (106)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............      (74,724)      216,821        55,065      (646,401)     (166,268)       23,844
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   (77,135)      211,703        54,625      (649,009)     (168,157)       23,838
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                               VKUSRealEst
                                                  ---------------------------------------
                                                     2002           2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --            --         102,733
  Mortality and expense risk charges (note 3) ..      (12,977)      (13,377)         (663)
                                                  -----------   -----------   -----------
   Net investment income .......................      (12,977)      (13,377)      102,070
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......    1,324,298     2,832,373     2,206,211
  Cost of mutual fund shares sold ..............   (1,198,760)   (2,768,430)   (2,198,940)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........      125,538        63,943         7,271
  Change in unrealized gain (loss)
   on investments ..............................    1,732,147       711,428       205,617
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............    1,857,685       775,371       212,888
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ 1,844,708       761,994       314,958
                                                  ===========   ===========   ===========



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                        Total
                                                  ---------------------------------------------------
                                                       2002              2001              2000
                                                  ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    16,381,830        16,811,409         8,821,520
  Realized gain (loss) on investments ..........      (61,826,323)      (87,700,794)       15,228,650
  Change in unrealized gain (loss)
     on investments ............................     (127,771,847)      (49,919,090)      (25,741,208)
  Reinvested capital gains .....................        5,302,420        30,392,507        16,889,979
                                                  ---------------   ---------------   ---------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (167,913,920)      (90,415,968)       15,198,941
                                                  ---------------   ---------------   ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      446,736,963       567,496,032       396,524,115
  Transfers between funds ......................             --                --                --
  Surrenders ...................................      (49,380,297)      (14,931,556)       (4,999,527)
  Death benefits ...............................       (1,444,600)       (1,225,117)           30,462
  Policy loans (net of repayments) (note 5) ....      (24,165,571)       (5,351,739)       (4,348,375)
  Deductions for surrender charges (note 2d) ...       (3,554,473)        1,553,784          (616,957)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (62,336,949)      (48,856,416)      (26,219,991)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (1,639,471)             --            (861,585)
     MSP contracts .............................          (92,503)             --            (150,108)
     SL contracts ..............................         (333,692)             --             (70,259)
                                                  ---------------   ---------------   ---------------
       Net equity transactions .................      303,789,407       498,684,988       359,287,775
                                                  ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      135,875,487       408,269,020       374,486,716
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    2,087,035,414     1,414,892,441       648,293,593
                                                  ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 2,222,910,901     1,823,161,461     1,022,780,309
                                                  ===============   ===============   ===============
CHANGES IN UNITS:
  Beginning units ..............................      191,173,282       116,096,849        50,045,344
                                                  ---------------   ---------------   ---------------
  Units purchased ..............................       67,525,628        58,291,469        50,304,647
  Units redeemed ...............................      (39,872,779)      (13,303,644)      (23,841,576)
                                                  ---------------   ---------------   ---------------
  Ending units .................................      218,826,131       161,084,674        76,508,415
                                                  ===============   ===============   ===============


                                                                         ACVPIncGr
                                                  ---------------------------------------------------
                                                        2002              2001               2000
                                                  ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $       340,526           207,124            74,395
  Realized gain (loss) on investments ..........       (1,037,675)         (502,445)           16,427
  Change in unrealized gain (loss)
     on investments ............................       (3,800,637)         (780,440)         (517,517)
  Reinvested capital gains .....................             --                --                --
                                                  ---------------   ---------------   ---------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (4,497,786)       (1,075,761)         (426,695)
                                                  ---------------   ---------------   ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        5,520,757         8,027,075         4,880,230
  Transfers between funds ......................        2,377,218         4,983,436         2,948,535
  Surrenders ...................................         (305,840)         (377,786)         (146,295)
  Death benefits ...............................          (63,106)          (11,906)             --
  Policy loans (net of repayments) (note 5) ....       (1,092,859)          (15,279)          (33,642)
  Deductions for surrender charges (note 2d) ...          (22,015)           43,085           (18,053)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (1,036,653)         (891,526)         (480,340)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (26,604)             --             (14,181)
     MSP contracts .............................           (2,216)             --              (2,678)
     SL contracts ..............................           (4,794)             --              (2,166)
                                                  ---------------   ---------------   ---------------
       Net equity transactions .................        5,343,888        11,757,099         7,131,410
                                                  ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          846,102        10,681,338         6,704,715
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................       38,884,917        25,030,230        12,134,845
                                                  ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $    39,731,019        35,711,568        18,839,560
                                                  ===============   ===============   ===============
CHANGES IN UNITS:
  Beginning units ..............................        3,582,704         2,108,572           874,749
                                                  ---------------   ---------------   ---------------
  Units purchased ..............................          812,219         1,342,878           627,557
  Units redeemed ...............................         (309,438)         (338,908)          (53,584)
                                                  ---------------   ---------------   ---------------
  Ending units .................................        4,085,485         3,112,542         1,448,722
                                                  ===============   ===============   ===============


                                                                        ACVPInt
                                                  ---------------------------------------------------
                                                             2002              2001              2000
                                                  ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $       299,365           (47,380)           13,860
  Realized gain (loss) on investments ..........         (499,286)      (13,395,111)        2,002,550
  Change in unrealized gain (loss)
     on investments ............................       (1,206,749)         (697,126)       (4,821,209)
  Reinvested capital gains .....................             --           4,068,852           445,799
                                                  ---------------   ---------------   ---------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (1,406,670)      (10,070,765)       (2,359,000)
                                                  ---------------   ---------------   ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        6,884,138         9,294,191         8,496,880
  Transfers between funds ......................        4,770,089         5,673,098        12,490,972
  Surrenders ...................................         (508,483)         (456,834)          (66,234)
  Death benefits ...............................          (20,442)          (16,499)             (239)
  Policy loans (net of repayments) (note 5) ....       (1,099,670)         (129,975)         (102,825)
  Deductions for surrender charges (note 2d) ...          (36,601)           52,223            (8,173)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (1,341,138)       (1,257,200)         (617,950)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (33,521)             --             (27,743)
     MSP contracts .............................           (2,060)             --              (3,234)
     SL contracts ..............................           (4,788)             --              (2,741)
                                                  ---------------   ---------------   ---------------
       Net equity transactions .................        8,607,524        13,159,004        20,158,713
                                                  ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        7,200,854         3,088,239        17,799,713
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................       44,844,821        44,280,105        15,455,228
                                                  ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $    52,045,675        47,368,344        33,254,941
                                                  ===============   ===============   ===============
CHANGES IN UNITS:
  Beginning units ..............................        4,459,878         3,063,338           830,394
                                                  ---------------   ---------------   ---------------
  Units purchased ..............................        1,451,245         1,218,727         1,229,607
  Units redeemed ...............................         (456,680)         (159,298)          (49,563)
                                                  ---------------   ---------------   ---------------
  Ending units .................................        5,454,443         4,122,767         2,010,438
                                                  ===============   ===============   ===============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued Six Month Periods Ended June 30, 2002, 2001 and 2000 (UNAUDITED)

                                                           ACVPUltra                       ACVPVal
                                                  ------------------------  ---------------------------------------
                                                      2002      2001  2000     2002          2001          2000
                                                  -----------   ----  ----  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $      --     --    --        251,326        87,975        28,359
  Realized gain (loss) on investments ..........         (594)  --    --        269,602       518,829      (209,586)
  Change in unrealized gain (loss)
     on investments ............................          (66)  --    --     (4,175,230)      221,456        44,924
  Reinvested capital gains .....................         --     --    --      1,740,826          --          74,870
                                                  -----------   ----  ----  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         (660)  --    --     (1,913,476)      828,260       (61,433)
                                                  -----------   ----  ----  -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         --     --    --      4,746,723     1,801,627     1,219,547
  Transfers between funds ......................       14,475   --    --     11,883,736     6,912,374       501,403
  Surrenders ...................................         --     --    --       (258,491)     (128,655)      (95,479)
  Death benefits ...............................         --     --    --        (10,413)      (34,116)         --
  Policy loans (net of repayments) (note 5) ....         --     --    --       (159,620)      (49,657)       (2,233)
  Deductions for surrender charges (note 2d) ...         --     --    --        (18,607)       14,703       (11,782)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................          (37)  --    --     (1,148,898)     (379,741)     (103,772)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (6)  --    --        (40,014)         --          (4,410)
     MSP contracts .............................         --     --    --         (1,611)         --            (360)
     SL contracts ..............................         --     --    --         (6,885)         --            (273)
                                                  -----------   ----  ----  -----------   -----------   -----------
       Net equity transactions .................       14,432   --    --     14,985,920     8,136,535     1,502,641
                                                  -----------   ----  ----  -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       13,772   --    --     13,072,444     8,964,795     1,441,208
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         --     --    --     29,186,372     7,407,954     1,983,372
                                                  -----------   ----  ----  -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $    13,772   --    --     42,258,816    16,372,749     3,424,580
                                                  ===========   ====  ====  ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ..............................         --     --    --      2,161,177       617,384       193,386
                                                  -----------   ----  ----  -----------   -----------   -----------
  Units purchased ..............................        1,514   --    --      1,243,061       741,632       191,501
  Units redeemed ...............................           (5)  --    --       (122,425)      (84,589)      (36,042)
                                                  -----------   ----  ----  -----------   -----------   -----------
  Ending units .................................        1,509   --    --      3,281,813     1,274,427       348,845
                                                  ===========   ====  ====  ===========   ===========   ===========


                                                               ComGVITVal
                                                  ---------------------------------------
                                                     2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    32,715        16,761         4,716
  Realized gain (loss) on investments ..........     (210,457)      (34,632)       33,907
  Change in unrealized gain (loss)
     on investments ............................     (672,254)     (243,517)      (12,135)
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (849,996)     (261,388)       26,488
                                                  -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      872,997       901,328       124,596
  Transfers between funds ......................      241,764     1,458,807       675,922
  Surrenders ...................................     (102,343)      (44,327)       (4,679)
  Death benefits ...............................      (11,514)       (4,094)         --
  Policy loans (net of repayments) (note 5) ....      (38,227)       (7,165)      (16,816)
  Deductions for surrender charges (note 2d) ...       (7,367)        5,061          (577)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (172,237)     (138,231)      (54,152)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (4,583)         --          (2,089)
     MSP contracts .............................         (438)         --            (267)
     SL contracts ..............................         (438)         --            (251)
                                                  -----------   -----------   -----------
       Net equity transactions .................      777,614     2,171,379       721,687
                                                  -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      (72,382)    1,909,991       748,175
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    5,200,213     2,169,612       921,674
                                                  -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 5,127,831     4,079,603     1,669,849
                                                  ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ..............................      528,392       180,572        67,642
                                                  -----------   -----------   -----------
  Units purchased ..............................      121,055       226,317        62,150
  Units redeemed ...............................      (43,361)      (15,032)       (6,692)
                                                  -----------   -----------   -----------
  Ending units .................................      606,086       391,857       123,100
                                                  ===========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000 (UNAUDITED)

                                                                 CSGPVen                              CSIntEq
                                                  ------------------------------------   ------------------------------------
                                                     2002         2001         2000         2002         2001         2000
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     (417)      (2,450)        (477)        (550)      (4,454)        (599)
  Realized gain (loss) on investments ..........    (227,327)    (167,604)     201,135       26,219     (948,220)     148,965
  Change in unrealized gain (loss)
     on investments ............................     107,765      (44,565)    (165,651)     (51,211)     638,235     (360,838)
  Reinvested capital gains .....................        --           --           --           --           --           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (119,979)    (214,619)      35,007      (25,542)    (314,439)    (212,472)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      70,922      129,727      188,718      147,270      203,324      269,598
  Transfers between funds ......................    (120,729)       7,329      525,897     (166,162)    (300,718)     440,364
  Surrenders ...................................      (3,383)     (14,549)      (7,234)     (57,036)     (64,067)     (20,713)
  Death benefits ...............................        --           (101)        --           --           (114)        --
  Policy loans (net of repayments) (note 5) ....       1,014      (31,632)     (10,537)        (443)     (10,011)     (10,606)
  Deductions for surrender charges (note 2d) ...        (244)       1,664         (893)      (4,106)       7,329       (2,556)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (23,791)     (30,711)     (43,573)     (53,937)     (65,794)     (84,918)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (1,172)        --         (2,252)      (2,997)        --         (4,731)
     MSP contracts .............................        (249)        --           (210)        (203)        --           (430)
     SL contracts ..............................        (141)        --           (245)        (385)        --           (499)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
       Net equity transactions .................     (77,773)      61,727      649,671     (137,999)    (230,051)     585,509
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (197,752)    (152,892)     684,678     (163,541)    (544,490)     373,037
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     893,362    1,108,379      889,887    1,860,200    2,424,442    2,285,681
                                                  ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $  695,610      955,487    1,574,565    1,696,659    1,879,952    2,658,718
                                                  ==========   ==========   ==========   ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................      92,656      200,517      102,845      206,416      210,354      141,958
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ..............................       9,134       49,886       58,119       16,848       29,395       50,348
  Units redeemed ...............................     (17,008)     (24,886)      (6,632)     (32,750)     (48,644)      (7,835)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Ending units .................................      84,782      225,517      154,332      190,514      191,105      184,471
                                                  ==========   ==========   ==========   ==========   ==========   ==========

                                                                CSLCapV
                                                  ------------------------------------
                                                    2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $   (2,653)      (5,873)      (1,072)
  Realized gain (loss) on investments ..........       5,356       60,883       14,441
  Change in unrealized gain (loss)
     on investments ............................    (258,784)      20,896      (15,349)
  Reinvested capital gains .....................        --           --           --
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (256,081)      75,906       (1,980)
                                                  ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     307,482      152,690      204,386
  Transfers between funds ......................    (991,651)     291,988      425,146
  Surrenders ...................................      (9,945)     (17,214)      (1,356)
  Death benefits ...............................      (7,975)        --           --
  Policy loans (net of repayments) (note 5) ....      (2,126)      (5,583)     (15,587)
  Deductions for surrender charges (note 2d) ...        (716)       1,969         (167)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (88,140)     (77,430)     (64,765)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (3,037)        --         (1,953)
     MSP contracts .............................        (282)        --           (190)
     SL contracts ..............................        (347)        --           (289)
                                                  ----------   ----------   ----------
       Net equity transactions .................    (796,737)     346,420      545,225
                                                  ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........  (1,052,818)     422,326      543,245
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   3,473,380    2,434,534    1,165,641
                                                  ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $2,420,562    2,856,860    1,708,886
                                                  ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................     285,384       80,230       51,860
                                                  ----------   ----------   ----------
  Units purchased ..............................      38,004       18,221       40,812
  Units redeemed ...............................    (108,004)     (10,676)      (3,458)
                                                  ----------   ----------   ----------
  Ending units .................................     215,384       87,775       89,214
                                                  ==========   ==========   ==========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000 (UNAUDITED)

                                                                DryMidCapIx                                DryEuroEq
                                                  ---------------------------------------   -------------------------------------
                                                      2002          2001          2000          2002           2001         2000
                                                  ------------   ------------   ---------   ------------   ------------   -------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     22,734         12,439       4,912           (757)        (2,157)     (282)
  Realized gain (loss) on investments ..........       176,560       (224,789)     88,288       (164,757)      (246,801)     (165)
  Change in unrealized gain (loss)
     on investments ............................    (2,061,846)       571,385        (217)        89,505       (175,393)  (23,409)
  Reinvested capital gains .....................       104,110           --          --             --             --      23,556
                                                  ------------   ------------   ---------   ------------   ------------   -------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (1,758,442)       359,035      92,983        (76,009)      (424,351)     (300)
                                                  ------------   ------------   ---------   ------------   ------------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     3,364,271      2,365,115     449,868        285,692        800,388    38,382
  Transfers between funds ......................    11,943,243      4,850,175   1,244,844        346,815        (12,899)  768,823
  Surrenders ...................................      (274,281)       (36,090)       (142)       (22,361)       (10,567)     --
  Death benefits ...............................       (22,720)        (2,128)       --           (3,137)          --        --
  Policy loans (net of repayments) (note 5) ....       (51,650)       (15,396)      1,751            125           (496)      (10)
  Deductions for surrender charges (note 2d) ...       (19,743)         4,129         (17)        (1,610)         1,199      --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (790,327)      (381,981)    (43,500)       (60,211)       (66,995)  (10,115)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (24,437)          --        (2,079)        (1,663)          --        (444)
     MSP contracts .............................          (781)          --          (357)           (59)          --         (26)
     SL contracts ..............................        (7,103)          --           (59)          (358)          --         (99)
                                                  ------------   ------------   ---------   ------------   ------------   -------
       Net equity transactions .................    14,116,472      6,783,824   1,650,309        543,233        710,630   796,511
                                                  ------------   ------------   ---------   ------------   ------------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    12,358,030      7,142,859   1,743,292        467,224        286,279   796,211
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    17,437,758      6,706,080     820,346      1,585,069      1,459,019   134,673
                                                  ------------   ------------   ---------   ------------   ------------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 29,795,788     13,848,939   2,563,638      2,052,293      1,745,298   930,884
                                                  ============   ============   =========   ============   ============   =======
CHANGES IN UNITS:
  Beginning units ..............................     1,199,159        447,279      61,224        174,397        115,223    10,415
                                                  ------------   ------------   ---------   ------------   ------------   -------
  Units purchased ..............................     1,027,290        593,301     127,132         83,224         89,603    63,600
  Units redeemed ...............................       (79,984)      (106,609)     (3,763)       (12,060)       (31,555)   (3,713)
                                                  ------------   ------------   ---------   ------------   ------------   -------
  Ending units .................................     2,146,465        933,971     184,593        245,561        173,271    70,302
                                                  ============   ============   =========   ============   ============   =======

                                                         DrySmCapIxS
                                                  -------------------------
                                                      2002       2001  2000
                                                  ------------   ----  ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $       --     --    --
  Realized gain (loss) on investments ..........        (4,264)  --    --
  Change in unrealized gain (loss)
     on investments ............................            82   --    --
  Reinvested capital gains .....................          --     --    --
                                                  ------------   ----  ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        (4,182)  --    --
                                                  ------------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................            (7)  --    --
  Transfers between funds ......................       195,969   --    --
  Surrenders ...................................          --     --    --
  Death benefits ...............................          --     --    --
  Policy loans (net of repayments) (note 5) ....          --     --    --
  Deductions for surrender charges (note 2d) ...          --     --    --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................             6   --    --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................            (7)  --    --
     MSP contracts .............................          --     --    --
     SL contracts ..............................          --     --    --
                                                  ------------   ----  ----
       Net equity transactions .................       195,961   --    --
                                                  ------------   ----  ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       191,779   --    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................          --     --    --
                                                  ------------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $    191,779   --    --
                                                  ============   ====  ====
CHANGES IN UNITS:
  Beginning units ..............................          --     --    --
                                                  ------------   ----  ----
  Units purchased ..............................        21,125   --    --
  Units redeemed ...............................            (4)  --    --
                                                  ------------   ----  ----
  Ending units .................................        21,121   --    --
                                                  ============   ====  ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                    DryStkIx
                                                  ---------------------------------------------
                                                      2002            2001            2000
                                                  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $   1,398,302         817,039         643,083
  Realized gain (loss) on investments ..........     (7,614,389)     (3,602,269)      2,581,191
  Change in unrealized gain (loss)
     on investments ............................    (32,804,980)    (13,802,186)     (3,016,509)
  Reinvested capital gains .....................           --            43,790         168,748
                                                  -------------   -------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (39,021,067)    (16,543,626)        376,513
                                                  -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     40,351,954      44,851,716      29,080,494
  Transfers between funds ......................     43,451,586      (1,037,416)     27,911,305
  Surrenders ...................................     (5,489,313)     (1,765,045)       (595,139)
  Death benefits ...............................       (218,457)       (369,335)         13,904
  Policy loans (net of repayments) (note 5) ....     (6,579,931)       (586,617)       (291,193)
  Deductions for surrender charges (note 2d) ...       (395,129)        195,405         (73,442)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (7,090,725)     (6,172,433)     (3,880,162)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (191,508)           --          (126,887)
     MSP contracts .............................        (11,336)           --           (21,350)
     SL contracts ..............................        (47,741)           --            (9,942)
                                                  -------------   -------------   -------------
       Net equity transactions .................     63,779,400      35,116,275      52,007,588
                                                  -------------   -------------   -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     24,758,333      18,572,649      52,384,101
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    235,803,734     231,961,839     121,419,884
                                                  -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 260,562,067     250,534,488     173,803,985
                                                  =============   =============   =============
CHANGES IN UNITS:
  Beginning units ..............................     21,289,393      18,907,653       8,707,267
                                                  -------------   -------------   -------------
  Units purchased ..............................      7,761,518       3,698,998       4,384,265
  Units redeemed ...............................     (1,929,571)       (865,059)       (417,598)
                                                  -------------   -------------   -------------
  Ending units .................................     27,121,340      21,741,592      12,673,934
                                                  =============   =============   =============

                                                                   DryVIFApp
                                                  ---------------------------------------------
                                                       2002            2001            2000
                                                  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     (39,001)        (58,915)        (26,129)
  Realized gain (loss) on investments ..........       (483,392)       (388,127)        134,569
  Change in unrealized gain (loss)
     on investments ............................     (3,008,835)       (909,033)        745,226
  Reinvested capital gains .....................           --              --              --
                                                  -------------   -------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (3,531,228)     (1,356,075)        853,666
                                                  -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      5,004,292       5,826,856       7,390,144
  Transfers between funds ......................      1,247,385       1,728,901       1,032,936
  Surrenders ...................................       (545,686)       (538,498)        (30,647)
  Death benefits ...............................        (63,494)        (40,409)           --
  Policy loans (net of repayments) (note 5) ....        (23,904)        (40,503)        (35,082)
  Deductions for surrender charges (note 2d) ...        (39,279)         61,385          (3,782)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (944,189)       (806,570)       (587,615)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (25,921)           --           (15,860)
     MSP contracts .............................           (787)           --            (2,599)
     SL contracts ..............................         (4,715)           --              (524)
                                                  -------------   -------------   -------------
       Net equity transactions .................      4,603,702       6,191,162       7,746,971
                                                  -------------   -------------   -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      1,072,474       4,835,087       8,600,637
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     34,810,769      32,278,418      18,925,797
                                                  -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $  35,883,243      37,113,505      27,526,434
                                                  =============   =============   =============
CHANGES IN UNITS:
  Beginning units ..............................      3,024,640       2,588,042       1,466,981
                                                  -------------   -------------   -------------
  Units purchased ..............................        590,862         638,177         756,636
  Units redeemed ...............................       (203,133)        (80,044)       (100,019)
                                                  -------------   -------------   -------------
  Ending units .................................      3,412,369       3,146,175       2,123,598
                                                  =============   =============   =============


                                                                  FGVITHiInc
                                                  ---------------------------------------------
                                                      2002            2001            2000
                                                  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     611,960         730,318         463,149
  Realized gain (loss) on investments ..........       (317,609)       (561,329)       (176,664)
  Change in unrealized gain (loss)
     on investments ............................       (556,725)        123,282        (422,277)
  Reinvested capital gains .....................           --              --              --
                                                  -------------   -------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (262,374)        292,271        (135,792)
                                                  -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      1,845,361         961,739       1,263,681
  Transfers between funds ......................      5,813,859        (368,078)        688,769
  Surrenders ...................................       (156,230)         (9,756)         (7,540)
  Death benefits ...............................           (727)           --              (242)
  Policy loans (net of repayments) (note 5) ....        (75,390)        (17,252)        (26,589)
  Deductions for surrender charges (note 2d) ...        (11,246)          1,104            (931)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (376,617)       (206,811)       (129,604)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (10,982)           --            (2,742)
     MSP contracts .............................           (509)           --              (430)
     SL contracts ..............................         (2,117)           --               (31)
                                                  -------------   -------------   -------------
       Net equity transactions .................      7,025,402         360,946       1,784,341
                                                  -------------   -------------   -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      6,763,028         653,217       1,648,549
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      9,673,974      15,363,078       8,168,286
                                                  -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $  16,437,002      16,016,295       9,816,835
                                                  =============   =============   =============
CHANGES IN UNITS:
  Beginning units ..............................        972,675       1,660,401         805,022
                                                  -------------   -------------   -------------
  Units purchased ..............................        758,451         173,285         229,360
  Units redeemed ...............................        (63,895)       (148,027)        (48,644)
                                                  -------------   -------------   -------------
  Ending units .................................      1,667,231       1,685,659         985,738
                                                  =============   =============   =============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                 FedQualBd                               FidVIPEIS
                                                  --------------------------------------   --------------------------------------
                                                      2002         2001          2000         2002          2001         2000
                                                  ------------   ----------   ----------   ----------   ------------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $  1,938,557    1,404,022      270,747      858,509        391,920      270,884
  Realized gain (loss) on investments ..........       238,941      438,752       32,807     (467,298)      (206,287)    (129,243)
  Change in unrealized gain (loss)
     on investments ............................    (1,330,121)      37,655      607,373   (6,430,923)    (1,806,580)  (1,557,513)
  Reinvested capital gains .....................       749,114      147,643         --      1,313,313      1,383,058    1,063,019
                                                  ------------   ----------   ----------   ----------   ------------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     1,596,491    2,028,072      910,927   (4,726,399)      (237,889)    (352,853)
                                                  ------------   ----------   ----------   ----------   ------------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     7,987,339    5,069,826    5,330,864    8,443,750      5,946,284    3,993,529
  Transfers between funds ......................    21,241,915   11,339,123   13,190,414   14,403,019     14,093,623    2,723,827
  Surrenders ...................................      (174,005)     (12,529)        --     (3,158,781)      (474,181)    (149,204)
  Death benefits ...............................        (3,737)     (23,084)        --        (24,199)      (123,713)      (6,617)
  Policy loans (net of repayments) (note 5) ....      (104,950)      (9,947)      (1,402)    (857,720)       (79,991)    (234,587)
  Deductions for surrender charges (note 2d) ...       (12,525)       1,433         --       (227,374)        51,324      (18,412)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (1,280,345)    (771,806)    (192,865)  (2,063,299)    (1,363,727)    (722,256)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (21,609)        --           (507)     (64,900)          --        (30,710)
     MSP contracts .............................          (885)        --           (235)      (3,974)          --         (1,812)
     SL contracts ..............................        (5,501)        --            (78)      (7,937)          --         (2,792)
                                                  ------------   ----------   ----------   ----------   ------------   ----------
       Net equity transactions .................    27,625,697   15,593,016   18,326,191   16,438,585     18,049,619    5,550,966
                                                  ------------   ----------   ----------   ----------   ------------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    29,222,188   17,621,088   19,237,118   11,712,186     17,811,730    5,198,113
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    47,341,920   52,409,480   11,183,320   54,407,435     28,612,353   16,041,167
                                                  ------------   ----------   ----------   ----------   ------------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 76,564,108   70,030,568   30,420,438   66,119,621     46,424,083   21,239,280
                                                  ============   ==========   ==========   ==========   ============   ==========
CHANGES IN UNITS:
  Beginning units ..............................     4,041,811    4,818,737    1,133,916    4,738,152      2,297,584    1,374,484
                                                  ------------   ----------   ----------   ----------   ------------   ----------
  Units purchased ..............................     2,475,692    1,422,957    1,882,990    2,024,967      1,714,407      660,709
  Units redeemed ...............................      (134,354)     (25,229)     (24,142)    (585,881)      (145,588)    (134,931)
                                                  ------------   ----------   ----------   ----------   ------------   ----------
  Ending units .................................     6,383,149    6,216,465    2,992,764    6,177,238      3,866,403    1,900,262
                                                  ============   ==========   ==========   ==========   ============   ==========

                                                                  FidVIPGrS
                                                  ------------------------------------------
                                                     2002           2001            2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     51,740       (198,846)         3,073
  Realized gain (loss) on investments ..........    (9,037,735)    (7,215,505)       669,234
  Change in unrealized gain (loss)
     on investments ............................   (10,894,768)    (8,486,185)    (3,155,891)
  Reinvested capital gains .....................          --        6,737,804      5,556,689
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   (19,880,763)    (9,162,732)     3,073,105
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................    12,390,438     20,728,248     18,575,862
  Transfers between funds ......................    (4,169,131)    (3,996,721)    17,620,210
  Surrenders ...................................    (3,025,210)    (1,593,133)      (241,037)
  Death benefits ...............................       (35,136)       (48,073)        (2,397)
  Policy loans (net of repayments) (note 5) ....      (216,529)      (266,650)      (330,794)
  Deductions for surrender charges (note 2d) ...      (217,759)       175,912        (29,745)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (3,689,089)    (3,599,970)    (2,171,140)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (108,752)          --          (76,791)
     MSP contracts .............................        (5,403)          --          (10,608)
     SL contracts ..............................       (14,256)          --           (5,332)
                                                  ------------   ------------   ------------
       Net equity transactions .................       909,173     11,399,613     33,328,228
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........   (18,971,590)     2,236,881     36,401,333
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   100,526,204     99,536,403     42,427,286
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 81,554,614    101,773,284     78,828,619
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     8,121,573      6,561,226      2,322,709
                                                  ------------   ------------   ------------
  Units purchased ..............................     1,407,835      1,553,057      2,126,664
  Units redeemed ...............................    (1,586,961)      (769,050)      (153,218)
                                                  ------------   ------------   ------------
  Ending units .................................     7,942,447      7,345,233      4,296,155
                                                  ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                FidVIPHIS                                FidVIPOvS
                                                  -------------------------------------   ----------------------------------------
                                                      2002           2001       2000          2002          2001           2000
                                                  ------------   ----------  ----------   ------------   ------------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $  1,648,150    1,945,058     701,608        109,819      1,170,701      195,927
  Realized gain (loss) on investments ..........      (829,690)  (2,625,465)   (102,180)       502,965     (5,502,844)      (5,388)
  Change in unrealized gain (loss)
     on investments ............................    (1,572,330)  (1,056,577) (1,338,470)    (1,158,869)      (999,893)  (2,371,398)
  Reinvested capital gains .....................          --           --          --             --        1,957,820    1,409,432
                                                  ------------   ----------  ----------   ------------   ------------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (753,870)  (1,736,984)   (739,042)      (546,085)    (3,374,216)    (771,427)
                                                  ------------   ----------  ----------   ------------   ------------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     1,224,394    4,365,101   5,239,754      4,428,952      7,748,753    5,972,565
  Transfers between funds ......................       981,059    2,716,085   3,951,672      4,258,083      1,267,832    5,696,777
  Surrenders ...................................      (106,232)    (164,996)   (451,963)    (1,232,376)      (320,193)     (36,749)
  Death benefits ...............................       (10,846)     (15,905)       --          (64,350)       (28,248)      (9,309)
  Policy loans (net of repayments) (note 5) ....       (30,206)     (50,755)    (44,476)       (24,891)       (43,753)     (49,578)
  Deductions for surrender charges (note 2d) ...        (7,647)      18,864     (55,774)       (88,708)        36,609       (4,535)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (480,745)    (457,866)   (323,647)      (640,862)      (723,229)    (420,955)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (14,084)        --       (11,457)       (17,197)          --        (12,353)
     MSP contracts .............................        (1,026)        --        (1,783)          (737)          --         (4,092)
     SL contracts ..............................        (2,091)        --        (1,373)        (4,180)          --         (1,077)
                                                  ------------   ----------  ----------   ------------   ------------   ----------
       Net equity transactions .................     1,552,576    6,410,528   8,300,953      6,613,734      7,937,771   11,130,694
                                                  ------------   ----------  ----------   ------------   ------------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       798,706    4,673,544   7,561,911      6,067,649      4,563,555   10,359,267
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    15,693,391   14,195,423   9,103,964     20,544,702     24,323,563   13,105,151
                                                  ------------   ----------  ----------   ------------   ------------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 16,492,097   18,868,967  16,665,875     26,612,351     28,887,118   23,464,418
                                                  ============   ==========  ==========   ============   ============   ==========
CHANGES IN UNITS:
  Beginning units ..............................     2,276,487    1,807,889     895,631      2,228,941      2,097,033      897,019
                                                  ------------   ----------  ----------   ------------   ------------   ----------
  Units purchased ..............................       344,792      924,217     955,735      1,000,181        808,961      870,697
  Units redeemed ...............................      (121,684)    (123,519)   (117,506)      (251,898)       (76,898)     (47,073)
                                                  ------------   ----------  ----------   ------------   ------------   ----------
  Ending units .................................     2,499,595    2,608,587   1,733,860      2,977,224      2,829,096    1,720,643
                                                  ============   ==========  ==========   ============   ============   ==========

                                                                 FidVIPConS
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    349,182        199,313         83,078
  Realized gain (loss) on investments ..........      (580,036)    (4,097,421)       238,669
  Change in unrealized gain (loss)
     on investments ............................      (391,048)    (2,700,827)    (4,058,941)
  Reinvested capital gains .....................          --        1,230,579      3,401,735
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (621,902)    (5,368,356)      (335,459)
                                                  ------------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     7,379,074      9,344,135      6,356,018
  Transfers between funds ......................     3,575,692      5,554,262      9,171,009
  Surrenders ...................................      (993,598)      (624,347)      (194,316)
  Death benefits ...............................       (71,188)       (45,364)        (8,967)
  Policy loans (net of repayments) (note 5) ....      (177,233)      (247,641)      (176,404)
  Deductions for surrender charges (note 2d) ...       (71,521)        69,458        (23,979)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (2,421,931)    (2,165,201)    (1,319,752)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (83,832)          --          (52,628)
     MSP contracts .............................        (2,447)          --           (6,000)
     SL contracts ..............................       (10,343)          --           (2,112)
                                                  ------------   ------------   ------------
       Net equity transactions .................     7,122,673     11,885,302     13,742,869
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     6,500,771      6,516,946     13,407,410
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    53,489,472     47,371,947     24,600,286
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 59,990,243     53,888,893     38,007,696
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     4,263,966      3,295,764      1,555,137
                                                  ------------   ------------   ------------
  Units purchased ..............................       893,226      1,141,546      1,056,148
  Units redeemed ...............................      (303,916)      (227,836)      (116,794)
                                                  ------------   ------------   ------------
  Ending units .................................     4,853,276      4,209,474      2,494,491
                                                  ============   ============   ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                   FidVIPGrOpS                         FidVIPVaIStS
                                                  ------------------------------------------   -------------------------
                                                      2002           2001           2000           2002       2001  2000
                                                  ------------   ------------   ------------   ------------   ----  ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $    113,312          1,405        121,630           --     --    --
  Realized gain (loss) on investments ..........      (431,420)    (1,163,226)        46,745         (2,241)  --    --
  Change in unrealized gain (loss)
     on investments ............................    (1,815,967)       (96,696)    (1,175,929)        (1,320)  --    --
  Reinvested capital gains .....................          --             --          662,022           --     --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (2,134,075)    (1,258,517)      (345,532)        (3,561)  --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     2,052,297      2,353,065      2,248,241             50   --    --
  Transfers between funds ......................       174,854      1,308,939      1,226,971         14,696   --    --
  Surrenders ...................................      (254,120)      (165,027)       (34,444)          --     --    --
  Death benefits ...............................       (25,515)       (12,750)        (6,863)          --     --    --
  Policy loans (net of repayments) (note 5) ....       (42,165)       (78,550)       (41,756)          --     --    --
  Deductions for surrender charges (note 2d) ...       (18,292)        18,294         (4,251)          --     --    --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (650,884)      (641,901)      (477,525)           (43)  --    --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (21,101)          --          (18,987)            (5)  --    --
     MSP contracts .............................        (1,212)          --           (1,587)          --     --    --
     SL contracts ..............................        (2,799)          --           (1,510)          --     --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
       Net equity transactions .................     1,211,063      2,782,070      2,888,289         14,698   --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      (923,012)     1,523,553      2,542,757         11,137   --    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    14,897,225     14,159,293     10,194,072           --     --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 13,974,213     15,682,846     12,736,829         11,137   --    --
                                                  ============   ============   ============   ============   ====  ====
CHANGES IN UNITS:
  Beginning units ..............................     1,683,078      1,359,801        798,468           --     --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
  Units purchased ..............................       307,647        425,558        356,987          1,273   --    --
  Units redeemed ...............................      (160,769)      (114,716)      (112,117)            (5)  --    --
                                                  ------------   ------------   ------------   ------------   ----  ----
  Ending units .................................     1,829,956      1,670,643      1,043,338          1,268   --    --
                                                  ============   ============   ============   ============   ====  ====

                                                             GVITEmMrkts
                                                  ----------------------------------
                                                      2002           2001       2000
                                                  ------------   ------------   ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $        529            141   --
  Realized gain (loss) on investments ..........         5,323        (10,709)  --
  Change in unrealized gain (loss)
     on investments ............................      (112,413)        (5,611)  --
  Reinvested capital gains .....................          --             --     --
                                                  ------------   ------------   ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (106,561)       (16,179)  --
                                                  ------------   ------------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       179,325         26,654   --
  Transfers between funds ......................       827,240        356,853   --
  Surrenders ...................................       (31,251)           (15)  --
  Death benefits ...............................           (26)          --     --
  Policy loans (net of repayments) (note 5) ....        (1,765)          (345)  --
  Deductions for surrender charges (note 2d) ...        (2,249)             2   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (51,125)        (8,135)  --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (1,643)          --     --
     MSP contracts .............................           (17)          --     --
     SL contracts ..............................          (413)          --     --
                                                  ------------   ------------   ----
       Net equity transactions .................       918,076        375,014   --
                                                  ------------   ------------   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       811,515        358,835   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     1,032,206         20,831   --
                                                  ------------   ------------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $  1,843,721        379,666   --
                                                  ============   ============   ====
CHANGES IN UNITS:
  Beginning units ..............................       124,968          2,391   --
                                                  ------------   ------------   ----
  Units purchased ..............................       110,836         41,358   --
  Units redeemed ...............................        (6,746)        (1,021)  --
                                                  ------------   ------------   ----
  Ending units .................................       229,058         42,728   --
                                                  ============   ============   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                            GVITGlFin              GVITGlHlth
                                                  -----------------------  -----------------------
                                                     2002      2001  2000    2002       2001  2000
                                                  ----------   ----  ----  ----------   ----  ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $     --     --    --          --     --    --
  Realized gain (loss) on investments ..........        --     --    --          --     --    --
  Change in unrealized gain (loss)
     on investments ............................         (53)  --    --          (102)  --    --
  Reinvested capital gains .....................        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         (53)  --    --          (102)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          83   --    --           116   --    --
  Transfers between funds ......................       5,987   --    --        12,319   --    --
  Surrenders ...................................        --     --    --          --     --    --
  Death benefits ...............................        --     --    --          --     --    --
  Policy loans (net of repayments) (note 5) ....        --     --    --          --     --    --
  Deductions for surrender charges (note 2d) ...        --     --    --          --     --    --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (21)  --    --           (37)  --    --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1)  --    --            (1)  --    --
     MSP contracts .............................        --     --    --          --     --    --
     SL contracts ..............................        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
       Net equity transactions .................       6,048   --    --        12,397   --    --
                                                  ----------   ----  ----  ----------   ----  ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       5,995   --    --        12,295   --    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        --     --    --          --     --    --
                                                  ----------   ----  ----  ----------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $    5,995   --    --        12,295   --    --
                                                  ==========   ====  ====  ==========   ====  ====
CHANGES IN UNITS:
  Beginning units ..............................        --     --    --          --     --    --
  Units purchased ..............................         630   --    --         1,387   --    --
  Units redeemed ...............................          (2)  --    --            (4)  --    --
                                                  ----------   ----  ----  ----------   ----  ----
  Ending units .................................         628   --    --         1,383   --    --
                                                  ==========   ====  ====  ==========   ====  ====

                                                            GVITGlTech
                                                  ------------------------------
                                                     2002         2001      2000
                                                  ----------   ----------   ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $    7,902           94   --
  Realized gain (loss) on investments ..........    (418,704)     (13,372)  --
  Change in unrealized gain (loss)
     on investments ............................    (102,276)     (10,854)  --
  Reinvested capital gains .....................        --           --     --
                                                  ----------   ----------   ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (513,078)     (24,132)  --
                                                  ----------   ----------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     238,381       21,956   --
  Transfers between funds ......................     230,793      120,823   --
  Surrenders ...................................      (5,478)          (3)  --
  Death benefits ...............................         (49)        --     --
  Policy loans (net of repayments) (note 5) ....      (4,671)        --     --
  Deductions for surrender charges (note 2d) ...        (394)        --     --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (63,031)      (3,573)  --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (1,943)        --     --
     MSP contracts .............................         (52)        --     --
     SL contracts ..............................        (216)        --     --
                                                  ----------   ----------   ----
       Net equity transactions .................     393,340      139,203   --
                                                  ----------   ----------   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (119,738)     115,071   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   1,183,866       24,947   --
                                                  ----------   ----------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $1,064,128      140,018   --
                                                  ==========   ==========   ====
CHANGES IN UNITS:
  Beginning units ..............................     343,645       91,498   --
  Units purchased ..............................     171,117      154,178   --
  Units redeemed ...............................     (60,393)     (18,763)  --
                                                  ----------   ----------   ----
  Ending units .................................     454,369      226,913   --
                                                  ==========   ==========   ====



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                                           GVITGlUtl                         GVITGvtBd
                                                  -------------------------  ------------------------------------------
                                                      2002       2001  2000      2002           2001           2000
                                                  ------------   ----  ----  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $         13   --    --       3,196,257      1,886,314        894,512
  Realized gain (loss) on investments ..........         1,861   --    --         996,421        160,298       (147,901)
  Change in unrealized gain (loss)
     on investments ............................           (38)  --    --       1,590,492       (895,834)       350,373
  Reinvested capital gains .....................          --     --    --         156,994           --             --
                                                  ------------   ----  ----  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         1,836   --    --       5,940,164      1,150,778      1,096,984
                                                  ------------   ----  ----  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................             6   --    --      23,044,305     15,759,846      9,659,631
  Transfers between funds ......................         3,692   --    --      23,569,678     21,852,162      3,375,982
  Surrenders ...................................          --     --    --      (2,220,120)      (123,340)       (38,031)
  Death benefits ...............................          --     --    --        (213,068)       (56,157)          (652)
  Policy loans (net of repayments) (note 5) ....          --     --    --      (1,600,622)      (134,088)       (81,742)
  Deductions for surrender charges (note 2d) ...          --     --    --        (159,808)        12,942         (4,693)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................           (40)  --    --      (2,454,537)    (1,210,231)      (565,154)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................            (1)  --    --         (39,390)          --           (9,577)
     MSP contracts .............................          --     --    --          (7,705)          --           (1,296)
     SL contracts ..............................          --     --    --          (8,749)          --           (3,774)
                                                  ------------   ----  ----  ------------   ------------   ------------
       Net equity transactions .................         3,657   --    --      39,909,984     36,101,134     12,330,694
                                                  ------------   ----  ----  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         5,493   --    --      45,850,148     37,251,912     13,427,678
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................          --     --    --     119,060,794     49,772,661     19,626,076
                                                  ------------   ----  ----  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $      5,493   --    --     164,910,942     87,024,573     33,053,754
                                                  ============   ====  ====  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................          --     --    --       9,568,683      4,270,820      1,882,004
                                                  ------------   ----  ----  ------------   ------------   ------------
  Units purchased ..............................           593   --    --       3,680,351      3,119,546      1,290,524
  Units redeemed ...............................            (4)  --    --        (527,972)       (78,009)      (115,830)
                                                  ------------   ----  ----  ------------   ------------   ------------
  Ending units .................................           589   --    --      12,721,062      7,312,357      3,056,698
                                                  ============   ====  ====  ============   ============   ============


                                                                GVITGrowth
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     (2,890)       (40,033)        36,577
  Realized gain (loss) on investments ..........      (929,409)    (4,756,239)      (318,018)
  Change in unrealized gain (loss)
     on investments ............................    (1,801,409)       366,066        659,483
  Reinvested capital gains .....................          --             --             --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (2,733,708)    (4,430,206)       378,042
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     2,367,590      2,968,249      4,208,447
  Transfers between funds ......................      (241,091)    (1,757,722)     1,585,624
  Surrenders ...................................      (321,217)      (576,693)      (185,074)
  Death benefits ...............................       (12,752)       (17,742)        12,810
  Policy loans (net of repayments) (note 5) ....       (53,058)       (71,690)      (166,194)
  Deductions for surrender charges (note 2d) ...       (23,122)        61,046        (22,839)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (903,396)      (981,223)    (1,155,411)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (28,795)          --          (41,598)
     MSP contracts .............................        (1,636)          --           (2,475)
     SL contracts ..............................        (2,756)          --           (2,374)
                                                  ------------   ------------   ------------
       Net equity transactions .................       779,767       (375,775)     4,230,916
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (1,953,941)    (4,805,981)     4,608,958
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    15,309,472     21,723,803     21,395,819
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 13,355,531     16,917,822     26,004,777
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     2,226,501      2,348,405      1,644,036
                                                  ------------   ------------   ------------
  Units purchased ..............................       398,686        385,009        700,179
  Units redeemed ...............................      (275,747)      (452,137)      (312,423)
                                                  ------------   ------------   ------------
  Ending units .................................     2,349,440      2,281,277      2,031,792
                                                  ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                         GVITIDAgg               GVITIDCon              GVITIDMod
                                                  ----------------------  ----------------------  ----------------------
                                                    2002      2001  2000     2002     2001  2000    2002      2001  2000
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $   1,163   --    --        1,412   --    --        3,634   --    --
  Realized gain (loss) on investments ..........         28   --    --          426   --    --           51   --    --
  Change in unrealized gain (loss)
     on investments ............................    (16,185)  --    --       (4,298)  --    --      (24,444)  --    --
  Reinvested capital gains .....................         48   --    --            2   --    --            2   --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (14,946)  --    --       (2,458)  --    --      (20,757)  --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     67,251   --    --        3,559   --    --       30,557   --    --
  Transfers between funds ......................    236,324   --    --      326,010   --    --      839,062   --    --
  Surrenders ...................................       --     --    --         --     --    --         --     --    --
  Death benefits ...............................       --     --    --         --     --    --         --     --    --
  Policy loans (net of repayments) (note 5) ....        377   --    --         --     --    --           (7)  --    --
  Deductions for surrender charges (note 2d) ...       --     --    --         --     --    --         --     --    --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (9,726)  --    --       (2,893)  --    --      (17,725)  --    --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (303)  --    --         (194)  --    --         (582)  --    --
     MSP contracts .............................       --     --    --         --     --    --          (17)  --    --
     SL contracts ..............................        (42)  --    --         --     --    --         --     --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
       Net equity transactions .................    293,881   --    --      326,482   --    --      851,288   --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    278,935   --    --      324,024   --    --      830,531   --    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................       --     --    --         --     --    --         --     --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 278,935   --    --      324,024   --    --      830,531   --    --
                                                  =========   ====  ====  =========   ====  ====  =========   ====  ====
CHANGES IN UNITS:
  Beginning units ..............................       --     --    --         --     --    --         --     --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
  Units purchased ..............................     30,489   --    --       32,686   --    --       87,528   --    --
  Units redeemed ...............................     (1,117)  --    --         (307)  --    --       (1,855)  --    --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ----  ----
  Ending units .................................     29,372   --    --       32,379   --    --       85,673   --    --
                                                  =========   ====  ====  =========   ====  ====  =========   ====  ====


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                                        GVITIDModAgg           GVITIDModCon                GVITIntGro
                                                  ----------------------  ----------------------  ----------------------------
                                                     2002     2001  2000    2002      2001  2000    2002        2001      2000
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $   2,466   --    --        2,652   --    --         (165)     (1,507)  --
  Realized gain (loss) on investments ..........        262   --    --           (6)  --    --      (25,843)   (203,047)  --
  Change in unrealized gain (loss)
     on investments ............................    (28,160)  --    --      (12,026)  --    --       20,625      17,725   --
  Reinvested capital gains .....................         25   --    --            4   --    --         --          --     --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (25,407)  --    --       (9,376)  --    --       (5,383)   (186,829)  --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     69,420   --    --        2,597   --    --       70,471     140,088   --
  Transfers between funds ......................    635,137   --    --      587,374   --    --      334,121     510,352   --
  Surrenders ...................................       --     --    --         --     --    --         (134)       (705)  --
  Death benefits ...............................       --     --    --         --     --    --         --          --     --
  Policy loans (net of repayments) (note 5) ....       (658)  --    --         --     --    --         (162)     (4,464)  --
  Deductions for surrender charges (note 2d) ...       --     --    --         --     --    --          (10)         81   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (17,180)  --    --       (3,075)  --    --      (13,659)    (41,363)  --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (340)  --    --          (76)  --    --         (411)       --     --
     MSP contracts .............................        (26)  --    --          (46)  --    --           (3)       --     --
     SL contracts ..............................       (110)  --    --          (18)  --    --          (35)       --     --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
       Net equity transactions .................    686,243   --    --      586,756   --    --      390,178     603,989   --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    660,836   --    --      577,380   --    --      384,795     417,160   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................       --     --    --         --     --    --      282,885     550,602   --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 660,836   --    --      577,380   --    --      667,680     967,762   --
                                                  =========   ====  ====  =========   ====  ====  =========   =========   ====
CHANGES IN UNITS:
  Beginning units ..............................       --     --    --         --     --    --       42,921       2,697   --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
  Units purchased ..............................     70,794   --    --       58,866   --    --       68,776      16,592   --
  Units redeemed ...............................     (1,930)  --    --         (322)  --    --       (2,233)       (441)  --
                                                  ---------   ----  ----  ---------   ----  ----  ---------   ---------   ----
  Ending units .................................     68,864   --    --       58,544   --    --      109,464      18,848   --
                                                  =========   ====  ====  =========   ====  ====  =========   =========   ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                    GVITMyMkt                              GVITLead
                                                  ---------------------------------------------   --------------------------
                                                      2002            2001            2000             2002       2001  2000
                                                  -------------   -------------   -------------   -------------   ----  ----
INVESTMENT ACTIVITY:
  Net investment income ........................  $   2,473,243       6,091,722       3,930,686            --     --    --
  Realized gain (loss) on investments ..........           --              --              --                (1)  --    --
  Change in unrealized gain (loss)
     on investments ............................           --              --              --              (696)  --    --
  Reinvested capital gains .....................           --              --              --              --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,473,243       6,091,722       3,930,686            (697)  --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................    199,155,414     302,891,638     213,283,493           1,401   --    --
  Transfers between funds ......................   (199,853,656)   (248,607,616)   (214,965,197)         48,488   --    --
  Surrenders ...................................    (17,744,595)     (3,435,144)       (637,711)           --     --    --
  Death benefits ...............................        (79,216)        (78,704)           --              --     --    --
  Policy loans (net of repayments) (note 5) ....     (7,377,601)     (1,572,454)     (1,604,420)             67   --    --
  Deductions for surrender charges (note 2d) ...     (1,277,284)        278,768         (78,695)           --     --    --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (11,213,238)     (8,620,657)     (5,434,028)           (366)  --    --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (224,517)           --          (117,205)            (15)  --    --
     MSP contracts .............................        (13,798)           --           (22,376)           --     --    --
     SL contracts ..............................        (45,413)           --           (14,051)           --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
       Net equity transactions .................    (38,673,904)     40,855,831      (9,590,190)         49,575   --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (36,200,661)     46,947,553      (5,659,504)         48,878   --    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    496,469,290     232,825,649     139,970,995            --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 460,268,629     279,773,202     134,311,491          48,878   --    --
                                                  =============   =============   =============   =============   ====  ====
CHANGES IN UNITS:
  Beginning units ..............................     42,392,789      20,561,523      13,058,280            --     --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
  Units purchased ..............................     16,979,015       9,442,658      19,768,822           5,070   --    --
  Units redeemed ...............................    (20,432,381)     (6,044,726)    (20,779,202)            (39)  --    --
                                                  -------------   -------------   -------------   -------------   ----  ----
  Ending units .................................     38,939,423      23,959,455      12,047,900           5,031   --    --
                                                  =============   =============   =============   =============   ====  ====

                                                                   GVITSmCapGr
                                                  ---------------------------------------------
                                                      2002            2001            2000
                                                  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (6,552)        (14,271)           (307)
  Realized gain (loss) on investments ..........     (1,156,072)     (1,737,967)        117,818
  Change in unrealized gain (loss)
     on investments ............................     (1,472,098)        924,698          (1,856)
  Reinvested capital gains .....................           --              --               241
                                                  -------------   -------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (2,634,722)       (827,540)        115,896
                                                  -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      1,785,127       1,946,597         285,960
  Transfers between funds ......................      4,795,321       2,911,722       1,588,939
  Surrenders ...................................       (112,649)        (86,807)           --
  Death benefits ...............................         (5,938)           --              --
  Policy loans (net of repayments) (note 5) ....        (52,641)        (11,586)        (12,220)
  Deductions for surrender charges (note 2d) ...         (8,109)          9,930            --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (445,091)       (290,888)        (55,858)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,755)           --            (2,416)
     MSP contracts .............................           (492)           --              (392)
     SL contracts ..............................         (2,110)           --               (56)
                                                  -------------   -------------   -------------
       Net equity transactions .................      5,939,663       4,478,968       1,803,957
                                                  -------------   -------------   -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      3,304,941       3,651,428       1,919,853
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     10,404,942       7,031,892       2,710,793
                                                  -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     13,709,883      10,683,320       4,630,646
                                                  =============   =============   =============
CHANGES IN UNITS:
  Beginning units ..............................        680,832         409,600         132,226
                                                  -------------   -------------   -------------
  Units purchased ..............................        483,281         307,242          87,622
  Units redeemed ...............................        (48,953)        (60,814)         (5,031)
                                                  -------------   -------------   -------------
  Ending units .................................      1,115,160         656,028         214,817
                                                  =============   =============   =============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                GVITSmCapVal                            GVITSmComp
                                                  --------------------------------------   --------------------------------------
                                                       2002         2001         2000          2002          2001         2000
                                                  ------------   ----------   ----------   ------------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    (32,932)     (42,904)      (2,106)       (52,686)     (14,204)      (2,610)
  Realized gain (loss) on investments ..........        26,397      345,847       82,451     (1,168,029)     475,995    1,356,395
  Change in unrealized gain (loss)
     on investments ............................    (8,875,669)   4,826,713      690,804     (1,493,315)    (389,822)    (168,069)
  Reinvested capital gains .....................     1,237,982         --           --             --           --           --
                                                  ------------   ----------   ----------   ------------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (7,644,222)   5,129,656      771,149     (2,714,030)      71,969    1,185,716
                                                  ------------   ----------   ----------   ------------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     7,595,504    4,371,495    2,518,638      8,393,261    6,917,661    3,561,795
  Transfers between funds ......................    14,390,281    9,170,358    3,042,108      6,484,077    7,177,784    7,303,130
  Surrenders ...................................      (446,147)    (187,360)     (21,819)      (346,721)    (144,497)     (36,829)
  Death benefits ...............................       (74,027)      (1,007)        --          (30,365)     (10,419)        (993)
  Policy loans (net of repayments) (note 5) ....    (1,157,358)    (150,088)      (9,301)      (451,075)    (144,555)     (30,678)
  Deductions for surrender charges (note 2d) ...       (32,114)      21,332       (2,692)       (24,957)      16,530       (4,545)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (1,585,534)    (819,902)    (141,504)    (1,418,472)  (1,161,468)    (408,358)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (54,298)        --        (10,707)       (38,633)        --        (16,819)
     MSP contracts .............................        (2,223)        --           (925)        (1,582)        --         (1,619)
     SL contracts ..............................        (7,872)        --           (404)        (6,643)        --         (1,008)
                                                  ------------   ----------   ----------   ------------   ----------   ----------
       Net equity transactions .................    18,626,212   12,404,828    5,373,394     12,558,890   12,651,036   10,364,076
                                                  ------------   ----------   ----------   ------------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    10,981,990   17,534,484    6,144,543      9,844,860   12,723,005   11,549,792
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    42,061,592   15,234,367    4,375,739     43,707,056   43,018,119   13,108,341
                                                  ------------   ----------   ----------   ------------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 53,043,582   32,768,851   10,520,282     53,551,916   55,741,124   24,658,133
                                                  ============   ==========   ==========   ============   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................     2,432,336    1,106,081      354,123      3,124,946    2,746,658      900,802
                                                  ------------   ----------   ----------   ------------   ----------   ----------
  Units purchased ..............................     1,339,310      837,695      439,082      1,069,303    1,016,019      721,448
  Units redeemed ...............................      (206,633)    (110,740)     (31,160)      (164,889)     (86,678)     (35,629)
                                                  ------------   ----------   ----------   ------------   ----------   ----------
  Ending units .................................     3,565,013    1,833,036      762,045      4,029,360    3,675,999    1,586,621
                                                  ============   ==========   ==========   ============   ==========   ==========

                                                                  GVITTotRt
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    404,397        155,261         72,554
  Realized gain (loss) on investments ..........    (1,719,802)      (788,130)       181,162
  Change in unrealized gain (loss)
     on investments ............................    (8,334,945)    (1,924,019)       666,775
  Reinvested capital gains .....................          --             --             --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (9,650,350)    (2,556,888)       920,491
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     4,919,043      4,999,322      5,145,320
  Transfers between funds ......................    32,391,644     63,955,208      1,175,153
  Surrenders ...................................      (665,298)      (588,014)      (165,902)
  Death benefits ...............................       (47,036)       (13,797)        18,670
  Policy loans (net of repayments) (note 5) ....      (193,545)      (165,704)      (322,848)
  Deductions for surrender charges (note 2d) ...       (47,889)        59,920        (20,473)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (2,996,523)    (2,026,383)    (1,606,959)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (75,246)          --          (57,783)
     MSP contracts .............................        (6,427)          --           (2,878)
     SL contracts ..............................        (5,922)          --           (5,088)
                                                  ------------   ------------   ------------
       Net equity transactions .................    33,272,801     66,220,552      4,157,212
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    23,622,451     63,663,664      5,077,703
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   120,541,130     33,092,473     23,844,217
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $144,163,581     96,756,137     28,921,920
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................    12,722,718      2,716,400      1,894,394
                                                  ------------   ------------   ------------
  Units purchased ..............................     4,041,134      7,219,976        622,180
  Units redeemed ...............................      (443,327)      (256,960)      (277,014)
                                                  ------------   ------------   ------------
  Ending units .................................    16,320,525      9,679,416      2,239,560
                                                  ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                          GVITUSGro                        GVITWLead
                                                  ------------------------  ---------------------------------------
                                                      2002      2001  2000     2002          2001          2000
                                                  -----------   ----  ----  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $      --     --    --        325,793       232,229       184,167
  Realized gain (loss) on investments ..........         --     --    --     (8,129,244)     (315,956)      152,783
  Change in unrealized gain (loss)
     on investments ............................       (1,060)  --    --      7,929,242    (3,937,456)     (185,548)
  Reinvested capital gains .....................         --     --    --           --            --            --
                                                  -----------   ----  ----  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (1,060)  --    --        125,791    (4,021,183)      151,402
                                                  -----------   ----  ----  -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        1,152   --    --      6,494,973     9,756,460     8,788,270
  Transfers between funds ......................       39,702   --    --    (34,349,065)   (1,081,111)    1,104,026
  Surrenders ...................................         --     --    --        (28,000)      (50,562)       (3,815)
  Death benefits ...............................         --     --    --           (443)      (28,327)         --
  Policy loans (net of repayments) (note 5) ....         --     --    --         (1,264)      (14,378)      (11,225)
  Deductions for surrender charges (note 2d) ...         --     --    --         (2,015)        5,368          (471)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................          (85)  --    --       (285,274)     (298,359)     (193,211)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (2)  --    --         (5,735)         --          (4,637)
     MSP contracts .............................         --     --    --           (269)         --         (22,704)
     SL contracts ..............................         --     --    --        (34,986)         --            (236)
                                                  -----------   ----  ----  -----------   -----------   -----------
       Net equity transactions .................       40,767   --    --    (28,212,078)    8,289,091     9,655,997
                                                  -----------   ----  ----  -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       39,707   --    --    (28,086,287)    4,267,908     9,807,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         --     --    --     31,781,818    26,985,394    15,299,976
                                                  -----------   ----  ----  -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $    39,707   --    --      3,695,531    31,253,302    25,107,375
                                                  ===========   ====  ====  ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ..............................         --     --    --      3,271,213     2,256,557     1,116,697
                                                  -----------   ----  ----  -----------   -----------   -----------
  Units purchased ..............................        4,514   --    --        707,326       814,365       822,901
  Units redeemed ...............................           (9)  --    --     (3,581,830)      (31,932)      (98,348)
                                                  -----------   ----  ----  -----------   -----------   -----------
  Ending units .................................        4,505   --    --        396,709     3,038,990     1,841,250
                                                  ===========   ====  ====  ===========   ===========   ===========

                                                                JPMorBal
                                                  ---------------------------------------
                                                     2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $   148,004        94,327        88,805
  Realized gain (loss) on investments ..........     (119,029)      (45,035)       53,362
  Change in unrealized gain (loss)
     on investments ............................   (1,352,372)     (129,490)       43,492
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   (1,323,397)      (80,198)      185,659
                                                  -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................    2,622,163     1,904,729       785,575
  Transfers between funds ......................    3,036,759     2,979,058     2,238,788
  Surrenders ...................................     (362,726)      (56,273)      (58,259)
  Death benefits ...............................       (9,610)         (929)         --
  Policy loans (net of repayments) (note 5) ....      (14,543)      (28,624)      (11,658)
  Deductions for surrender charges (note 2d) ...      (26,110)        6,437        (7,189)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (492,724)     (276,622)     (131,283)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (13,254)         --          (4,811)
     MSP contracts .............................       (1,326)         --          (1,193)
     SL contracts ..............................       (2,664)         --            (805)
                                                  -----------   -----------   -----------
       Net equity transactions .................    4,735,965     4,527,776     2,809,165
                                                  -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    3,412,568     4,447,578     2,994,824
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   12,101,238     6,798,298     3,483,413
                                                  -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $15,513,806    11,245,876     6,478,237
                                                  ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ..............................    1,196,199       648,063       327,982
                                                  -----------   -----------   -----------
  Units purchased ..............................      591,066       477,883       308,411
  Units redeemed ...............................      (96,783)      (29,715)      (32,564)
                                                  -----------   -----------   -----------
  Ending units .................................    1,690,482     1,096,231       603,829
                                                  ===========   ===========   ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                   JanCapAp                                JanGlTech
                                                  ------------------------------------------  ------------------------------------
                                                      2002           2001           2000         2002         2001         2000
                                                  ------------   ------------   ------------  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     44,010        148,958          3,404      (6,055)      65,768         (844)
  Realized gain (loss) on investments ..........    (2,221,950)    (2,785,076)           596  (3,218,745)  (4,023,452)     (25,371)
  Change in unrealized gain (loss)
     on investments ............................      (202,669)    (1,033,899)      (483,525) (1,786,501)    (697,396)    (454,800)
  Reinvested capital gains .....................          --             --             --          --           --           --
                                                  ------------   ------------   ------------  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (2,380,609)    (3,670,017)      (479,525) (5,011,301)  (4,655,080)    (481,015)
                                                  ------------   ------------   ------------  ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     5,209,924      5,388,492      1,432,701   2,476,558    4,765,034    2,311,477
  Transfers between funds ......................       483,343      9,228,696      8,796,661    (191,799)   1,264,237   11,490,449
  Surrenders ...................................      (556,941)       (57,509)       (10,876)   (621,466)    (113,450)      (7,387)
  Death benefits ...............................        (3,268)       (52,508)          --       (19,830)        (163)        --
  Policy loans (net of repayments) (note 5) ....      (133,568)       (60,400)       (33,404)     76,592      (88,109)     (21,467)
  Deductions for surrender charges (note 2d) ...       (40,089)         5,995         (1,342)    (44,734)      12,971         (912)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (1,291,443)    (1,177,870)      (162,848)   (732,440)    (811,385)    (217,644)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (37,899)          --           (6,939)    (21,079)        --         (8,487)
     MSP contracts .............................        (1,337)          --             (686)       (467)        --         (1,768)
     SL contracts ..............................        (5,092)          --             (190)     (3,406)        --           (149)
                                                  ------------   ------------   ------------  ----------   ----------   ----------
       Net equity transactions .................     3,623,630     13,274,896     10,013,077     917,929    5,029,135   13,544,112
                                                  ------------   ------------   ------------  ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,243,021      9,604,879      9,533,552  (4,093,372)     374,055   13,063,097
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    30,630,149     22,182,258           --    15,892,415   15,657,912         --
                                                  ------------   ------------   ------------  ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 31,873,170     31,787,137      9,533,552  11,799,043   16,031,967   13,063,097
                                                  ============   ============   ============  ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................     4,769,570      2,695,290           --     3,857,628    2,380,162         --
                                                  ------------   ------------   ------------  ----------   ----------   ----------
  Units purchased ..............................     1,010,908      2,002,789      1,009,814   1,086,583    1,197,036    1,359,487
  Units redeemed ...............................      (435,065)      (222,650)       (24,511)   (871,217)    (284,728)     (27,561)
                                                  ------------   ------------   ------------  ----------   ----------   ----------
  Ending units .................................     5,345,413      4,475,429        985,303   4,072,994    3,292,470    1,331,926
                                                  ============   ============   ============  ==========   ==========   ==========

                                                                JanIntGro
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    100,905        112,726         (1,131)
  Realized gain (loss) on investments ..........      (759,789)    (4,550,843)        17,201
  Change in unrealized gain (loss)
     on investments ............................    (3,501,754)       522,827       (606,421)
  Reinvested capital gains .....................          --             --             --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (4,160,638)    (3,915,290)      (590,351)
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     5,302,795      7,389,999        976,080
  Transfers between funds ......................     2,135,797     10,281,493      8,799,640
  Surrenders ...................................      (441,539)      (112,224)       (10,798)
  Death benefits ...............................        (4,260)        (2,724)          (930)
  Policy loans (net of repayments) (note 5) ....       (47,785)       (67,462)           466
  Deductions for surrender charges (note 2d) ...       (31,783)        12,829         (1,333)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (1,186,667)      (973,745)      (128,136)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (32,563)          --           (5,657)
     MSP contracts .............................        (1,018)          --             (463)
     SL contracts ..............................        (4,073)          --             (110)
                                                  ------------   ------------   ------------
       Net equity transactions .................     5,688,904     16,528,166      9,628,759
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,528,266     12,612,876      9,038,408
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    33,830,428     18,627,233           --
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 35,358,694     31,240,109      9,038,408
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     5,358,130      2,253,062           --
                                                  ------------   ------------   ------------
  Units purchased ..............................     1,341,583      2,464,616        907,706
  Units redeemed ...............................      (315,025)      (237,634)       (16,046)
                                                  ------------   ------------   ------------
  Ending units .................................     6,384,688      4,480,044        891,660
                                                  ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                  MGVITMultiSec                          NWGVITStrVal
                                                  ------------------------------------------   ---------------------------------
                                                      2002           2001           2000         2002        2001        2000
                                                  ------------   ------------   ------------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    818,441        885,007        583,113      (1,151)      2,155       4,653
  Realized gain (loss) on investments ..........      (527,855)       (34,891)       (45,071)    (49,160)     (7,384)     40,730
  Change in unrealized gain (loss)
     on investments ............................       453,363       (770,095)      (100,407)   (308,931)    (12,189)    (45,250)
  Reinvested capital gains .....................          --             --             --          --          --          --
                                                  ------------   ------------   ------------   ---------   ---------   ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       743,949         80,021        437,635    (359,242)    (17,418)        133
                                                  ------------   ------------   ------------   ---------   ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     6,321,116      9,125,841      6,464,721     104,190     144,980      95,982
  Transfers between funds ......................   (23,222,778)       672,419      2,282,262     371,358     820,999      76,006
  Surrenders ...................................    (2,881,160)       (84,332)        (5,812)    (72,797)     (7,459)     (1,963)
  Death benefits ...............................       (25,056)       (10,445)          --          (348)       --          --
  Policy loans (net of repayments) (note 5) ....       (46,094)       (50,437)        (6,421)    (21,191)     (6,203)         16
  Deductions for surrender charges (note 2d) ...      (207,390)         9,023           (717)     (5,240)        853        (242)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (549,676)      (397,274)      (208,047)    (49,821)    (46,224)    (30,403)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (8,486)          --           (3,854)     (2,074)       --        (1,769)
     MSP contracts .............................          (819)          --          (14,645)       (259)       --          (101)
     SL contracts ..............................       (31,724)          --             (414)       (286)       --          (268)
                                                  ------------   ------------   ------------   ---------   ---------   ---------
       Net equity transactions .................   (20,652,067)     9,264,795      8,507,073     323,532     906,946     137,258
                                                  ------------   ------------   ------------   ---------   ---------   ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........   (19,908,118)     9,344,816      8,944,708     (35,710)    889,528     137,391
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    39,215,767     26,316,626     13,173,327   2,052,897   1,228,751     942,125
                                                  ------------   ------------   ------------   ---------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 19,307,649     35,661,442     22,118,035   2,017,187   2,118,279   1,079,516
                                                  ============   ============   ============   =========   =========   =========
CHANGES IN UNITS:
  Beginning units ..............................     3,491,194      2,433,129      1,283,724     205,945     117,590      96,897
                                                  ------------   ------------   ------------   ---------   ---------   ---------
  Units purchased ..............................     1,027,143        876,517        857,666      51,002     101,204      27,611
  Units redeemed ...............................    (2,827,953)       (31,288)       (34,175)    (18,131)    (11,862)    (12,130)
                                                  ------------   ------------   ------------   ---------   ---------   ---------
  Ending units .................................     1,690,384      3,278,358      2,107,215     238,816     206,932     112,378
                                                  ============   ============   ============   =========   =========   =========

                                                               NBAMTGuard
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     87,277         12,268         16,341
  Realized gain (loss) on investments ..........      (372,257)        31,989         68,174
  Change in unrealized gain (loss)
     on investments ............................    (1,733,923)      (309,147)        21,032
  Reinvested capital gains .....................          --          372,331           --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (2,018,903)       107,441        105,547
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     1,685,663        943,972        457,123
  Transfers between funds ......................     5,701,822      2,975,439         60,593
  Surrenders ...................................       (58,123)      (101,190)       (12,302)
  Death benefits ...............................       (14,924)          --             --
  Policy loans (net of repayments) (note 5) ....       (42,609)       (10,933)        (3,183)
  Deductions for surrender charges (note 2d) ...        (4,184)        11,565         (1,518)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (437,495)      (217,212)      (114,211)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (13,431)          --           (5,926)
     MSP contracts .............................          (711)          --             (199)
     SL contracts ..............................        (1,854)          --             (281)
                                                  ------------   ------------   ------------
       Net equity transactions .................     6,814,154      3,601,641        380,096
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     4,795,251      3,709,082        485,643
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    12,299,916      5,440,586      2,958,607
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 17,095,167      9,149,668      3,444,250
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................       934,874        396,791        202,892
                                                  ------------   ------------   ------------
  Units purchased ..............................       754,608        334,964         54,886
  Units redeemed ...............................      (102,994)       (51,703)       (28,972)
                                                  ------------   ------------   ------------
  Ending units .................................     1,586,488        680,052        228,806
                                                  ============   ============   ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                  NBAMTMCGr                               NBAMTPart
                                                  ----------------------------------------   ------------------------------------
                                                      2002           2001          2000         2002         2001         2000
                                                  ------------   ------------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    (41,840)       (74,778)     (16,220)      54,309       12,799       53,774
  Realized gain (loss) on investments ..........    (1,852,062)    (9,629,711)   3,097,841     (198,037)    (383,118)    (114,228)
  Change in unrealized gain (loss)
     on investments ............................    (6,504,683)     5,744,639   (1,599,352)  (1,144,565)     (36,981)  (1,180,991)
  Reinvested capital gains .....................          --             --          6,497         --        345,807    1,184,100
                                                  ------------   ------------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (8,398,585)    (3,959,850)   1,488,766   (1,288,293)     (61,493)     (57,345)
                                                  ------------   ------------   ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     4,931,188      6,739,093    6,930,709    1,136,554      952,861      943,066
  Transfers between funds ......................     6,473,957      7,857,070    7,321,356      614,976      903,098     (224,114)
  Surrenders ...................................      (753,533)      (185,514)     (38,472)    (523,850)    (140,541)    (106,167)
  Death benefits ...............................       (31,116)       (18,926)        --         (5,494)        (152)        (502)
  Policy loans (net of repayments) (note 5) ....    (1,236,033)      (385,576)     (57,762)     (32,666)     (36,341)     (58,711)
  Deductions for surrender charges (note 2d) ...       (54,241)        21,109       (4,748)     (37,708)      15,647      (13,101)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (1,313,514)    (1,254,645)    (454,855)    (390,745)    (341,094)    (261,507)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (36,164)          --        (17,799)     (16,385)        --        (12,644)
     MSP contracts .............................        (1,438)          --         (1,764)        (949)        --         (1,492)
     SL contracts ..............................        (5,104)          --           (866)      (3,531)        --           (683)
                                                  ------------   ------------   ----------   ----------   ----------   ----------
       Net equity transactions .................     7,974,002     12,772,611   13,675,799      740,202    1,353,478      264,145
                                                  ------------   ------------   ----------   ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      (424,583)     8,812,761   15,164,565     (548,091)   1,291,985      206,800
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    41,223,765     36,813,938   12,183,682   12,166,991    9,728,389    7,461,260
                                                  ------------   ------------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 40,799,182     45,626,699   27,348,247   11,618,900   11,020,374    7,668,060
                                                  ============   ============   ==========   ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................     3,163,605      2,122,060      640,951    1,149,207      890,267      676,989
                                                  ------------   ------------   ----------   ----------   ----------   ----------
  Units purchased ..............................       998,007      1,062,928      682,300      167,120      175,504      147,317
  Units redeemed ...............................      (337,789)      (112,814)     (28,211)    (100,367)     (49,539)    (123,584)
                                                  ------------   ------------   ----------   ----------   ----------   ----------
  Ending units .................................     3,823,823      3,072,174    1,295,040    1,215,960    1,016,232      700,722
                                                  ============   ============   ==========   ==========   ==========   ==========

                                                                OppAggGro
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    288,505        404,232        (16,779)
  Realized gain (loss) on investments ..........    (9,788,326)    (9,386,608)     2,138,896
  Change in unrealized gain (loss)
     on investments ............................    (1,360,434)   (16,799,998)       788,259
  Reinvested capital gains .....................          --        7,963,996        950,033
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   (10,860,255)   (17,818,378)     3,860,409
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................    10,471,766     16,275,278     10,657,578
  Transfers between funds ......................    (5,107,376)     7,663,912     19,252,695
  Surrenders ...................................    (1,010,433)      (528,182)       (44,964)
  Death benefits ...............................       (19,400)       (53,503)          (752)
  Policy loans (net of repayments) (note 5) ....       144,926       (290,921)      (116,594)
  Deductions for surrender charges (note 2d) ...       (72,733)        60,014         (5,549)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (2,012,311)    (2,048,046)      (880,302)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (48,309)          --          (31,363)
     MSP contracts .............................        (2,283)          --           (5,678)
     SL contracts ..............................        (5,316)          --           (2,178)
                                                  ------------   ------------   ------------
       Net equity transactions .................     2,338,531     21,078,552     28,822,893
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (8,521,724)     3,260,174     32,683,302
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    61,353,767     56,970,661     11,353,417
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 52,832,043     60,230,835     44,036,719
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     5,473,091      3,428,074        570,019
                                                  ------------   ------------   ------------
  Units purchased ..............................     1,090,041      1,879,637      1,387,724
  Units redeemed ...............................      (889,909)      (260,634)       (47,699)
                                                  ------------   ------------   ------------
  Ending units .................................     5,673,223      5,047,077      1,910,044
                                                  ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                   OppCapAp                                  OppGlSec
                                                  ------------------------------------------   -----------------------------------
                                                      2002           2001           2000         2002           2001        2000
                                                  ------------   ------------   ------------   ------------   ----------   -------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    355,319        249,652         14,911         92,019       22,652       (84)
  Realized gain (loss) on investments ..........    (6,010,763)      (947,738)     1,213,060         60,560   (1,029,704)    1,903
  Change in unrealized gain (loss)
     on investments ............................   (11,470,189)    (7,458,776)      (910,520)    (1,892,660)     166,646    52,841
  Reinvested capital gains .....................          --        5,442,934      1,434,225           --        697,893      --
                                                  ------------   ------------   ------------   ------------   ----------   -------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   (17,125,633)    (2,713,928)     1,751,676     (1,740,081)    (142,513)   54,660
                                                  ------------   ------------   ------------   ------------   ----------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................    14,525,321     12,751,724      5,916,820      3,374,738    2,167,935    17,487
  Transfers between funds ......................     4,402,361     18,023,387      9,419,815      9,000,986    6,279,099   805,555
  Surrenders ...................................    (1,612,602)      (554,219)    (1,260,575)      (122,913)        (422)     --
  Death benefits ...............................       (59,677)        (6,009)        (1,744)       (12,622)        --        --
  Policy loans (net of repayments) (note 5) ....       (99,952)      (105,548)      (112,161)       (43,548)      (5,736)       (1)
  Deductions for surrender charges (note 2d) ...      (116,078)        62,168       (155,559)        (8,848)          48      --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (2,541,194)    (1,839,089)      (773,070)      (590,624)    (204,941)   (1,994)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (68,706)          --          (30,130)       (14,408)        --         (36)
     MSP contracts .............................        (2,620)          --           (3,213)          (596)        --        --
     SL contracts ..............................        (8,052)          --           (1,846)        (1,985)        --        --
                                                  ------------   ------------   ------------   ------------   ----------   -------
       Net equity transactions .................    14,418,801     28,332,414     12,998,337     11,580,180    8,235,983   821,011
                                                  ------------   ------------   ------------   ------------   ----------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (2,706,832)    25,618,486     14,750,013      9,840,099    8,093,470   875,671
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    79,018,066     45,091,481     13,693,604     15,433,352    4,010,050      --
                                                  ------------   ------------   ------------   ------------   ----------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 76,311,234     70,709,967     28,443,617     25,273,451   12,103,520   875,671
                                                  ============   ============   ============   ============   ==========   =======
CHANGES IN UNITS:
  Beginning units ..............................     5,810,866      2,839,064        806,675      1,833,782      418,007      --
                                                  ------------   ------------   ------------   ------------   ----------   -------
  Units purchased ..............................     1,680,397      2,056,430        944,297      1,477,523    1,310,691    86,826
  Units redeemed ...............................      (573,367)      (139,667)      (135,757)       (73,485)    (348,936)     (206)
                                                  ------------   ------------   ------------   ------------   ----------   -------
  Ending units .................................     6,917,896      4,755,827      1,615,215      3,237,820    1,379,762    86,620
                                                  ============   ============   ============   ============   ==========   =======

                                                                 OppMSGrInc
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    188,749         71,816         34,720
  Realized gain (loss) on investments ..........      (423,748)      (799,047)       153,764
  Change in unrealized gain (loss)
     on investments ............................    (2,056,686)      (380,539)      (597,224)
  Reinvested capital gains .....................          --             --          509,013
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (2,291,685)    (1,107,770)       100,273
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     4,164,031      3,507,442      2,241,278
  Transfers between funds ......................     3,968,870      2,554,044      5,538,692
  Surrenders ...................................      (495,561)      (366,552)       (38,283)
  Death benefits ...............................       (56,453)       (28,649)         7,734
  Policy loans (net of repayments) (note 5) ....      (204,585)       (51,865)      (116,815)
  Deductions for surrender charges (note 2d) ...       (35,671)        41,400         (4,724)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................    (1,275,615)      (968,068)      (409,466)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (40,959)          --          (15,578)
     MSP contracts .............................        (2,174)          --           (2,673)
     SL contracts ..............................        (4,902)          --           (1,386)
                                                  ------------   ------------   ------------
       Net equity transactions .................     6,016,981      4,687,752      7,198,779
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     3,725,296      3,579,982      7,299,052
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    26,137,983     20,875,006      6,929,691
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 29,863,279     24,454,988     14,228,743
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     2,604,263      1,862,664        558,424
                                                  ------------   ------------   ------------
  Units purchased ..............................       810,630        949,143        644,152
  Units redeemed ...............................      (198,054)      (481,065)       (48,523)
                                                  ------------   ------------   ------------
  Ending units .................................     3,216,839      2,330,742      1,154,053
                                                  ============   ============   ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                                   SGVITMdCpGr                               StOpp2
                                                  ----------------------------------------   -------------------------------------
                                                      2002           2001         2000           2002          2001         2000
                                                  ------------   ------------   ----------   ------------   ----------   ---------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    (22,406)       (47,937)     (13,902)       (27,934)      (6,078)       (167)
  Realized gain (loss) on investments ..........    (1,689,877)    (5,290,653)   1,072,043       (496,006)    (499,854)        (24)
  Change in unrealized gain (loss)
     on investments ............................    (4,637,081)     2,485,378     (681,644)    (4,095,255)     497,164     (31,559)
  Reinvested capital gains .....................          --             --           --             --           --          --
                                                  ------------   ------------   ----------   ------------   ----------   ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (6,349,364)    (2,853,212)     376,497     (4,619,195)      (8,768)    (31,750)
                                                  ------------   ------------   ----------   ------------   ----------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     2,903,172      2,383,622    4,015,140      5,565,835    3,273,892      37,444
  Transfers between funds ......................       656,464      3,108,636    9,166,017      5,959,160    6,894,758   1,547,544
  Surrenders ...................................      (344,418)      (234,447)    (156,467)      (269,106)          46        --
  Death benefits ...............................        (4,535)       (51,013)        --          (16,183)        --          --
  Policy loans (net of repayments) (note 5) ....         4,609        (17,516)     (54,837)       (52,832)     (31,483)       --
  Deductions for surrender charges (note 2d) ...       (24,792)        26,532      (19,308)       (19,371)          (5)       --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (758,133)      (750,572)    (327,078)      (683,939)    (246,314)     (3,765)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (17,778)          --        (13,869)       (15,332)        --           (29)
     MSP contracts .............................          (583)          --           (715)          (399)        --            (5)
     SL contracts ..............................        (2,266)          --           (366)        (3,937)        --           (23)
                                                  ------------   ------------   ----------   ------------   ----------   ---------
       Net equity transactions .................     2,411,740      4,465,242   12,608,517     10,463,896    9,890,894   1,581,166
                                                  ------------   ------------   ----------   ------------   ----------   ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (3,937,624)     1,612,030   12,985,014      5,844,701    9,882,126   1,549,416
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    24,803,371     27,712,803   10,916,878     20,466,749    5,062,449        --
                                                  ------------   ------------   ----------   ------------   ----------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 20,865,747     29,324,833   23,901,892     26,311,450   14,944,575   1,549,416
                                                  ============   ============   ==========   ============   ==========   =========
CHANGES IN UNITS:
  Beginning units ..............................     2,179,699      1,716,211      580,219      2,159,287      514,109        --
                                                  ------------   ------------   ----------   ------------   ----------   ---------
  Units purchased ..............................       382,709        535,578      684,438      1,258,378    1,023,831     161,035
  Units redeemed ...............................      (142,652)      (160,244)     (57,647)      (140,651)     (21,688)       (341)
                                                  ------------   ------------   ----------   ------------   ----------   ---------
  Ending units .................................     2,419,756      2,091,545    1,207,010      3,277,014    1,516,252     160,694
                                                  ============   ============   ==========   ============   ==========   =========


                                                                   DrySRGro
                                                  ------------------------------------------
                                                      2002           2001           2000
                                                  ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     (9,278)       (41,211)          (336)
  Realized gain (loss) on investments ..........    (1,690,463)      (596,231)       159,804
  Change in unrealized gain (loss)
     on investments ............................    (1,970,676)    (2,117,573)       247,896
  Reinvested capital gains .....................          --             --             --
                                                  ------------   ------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (3,670,417)    (2,755,015)       407,364
                                                  ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     3,324,732      5,335,671      2,576,367
  Transfers between funds ......................      (642,937)     1,937,813      2,900,985
  Surrenders ...................................      (289,829)      (288,593)       (39,840)
  Death benefits ...............................       (35,521)       (17,845)        18,054
  Policy loans (net of repayments) (note 5) ....      (865,207)       (77,403)       (86,551)
  Deductions for surrender charges (note 2d) ...       (20,862)        29,883         (4,916)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (985,470)    (1,015,612)      (574,232)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (30,214)          --          (21,326)
     MSP contracts .............................        (1,547)          --           (1,627)
     SL contracts ..............................        (3,018)          --           (1,077)
                                                  ------------   ------------   ------------
       Net equity transactions .................       450,127      5,903,914      4,765,837
                                                  ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (3,220,290)     3,148,899      5,173,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    20,765,389     16,486,408      8,500,092
                                                  ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 17,545,099     19,635,307     13,673,293
                                                  ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..............................     1,904,741      1,132,559        509,172
                                                  ------------   ------------   ------------
  Units purchased ..............................       354,942        644,164        346,848
  Units redeemed ...............................      (320,407)      (168,616)       (45,257)
                                                  ------------   ------------   ------------
  Ending units .................................     1,939,276      1,608,107        810,763
                                                  ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                                             TurnGVITGro                      VEWrldEMkt
                                                  ------------------------------  ------------------------------------
                                                     2002         2001      2000    2002          2001         2000
                                                  ----------   ----------   ----  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $     (115)        (440)  --         9,315       (9,790)        (785)
  Realized gain (loss) on investments ..........     (80,233)     (62,903)  --       694,956     (815,359)     318,655
  Change in unrealized gain (loss)
     on investments ............................    (129,496)     (13,302)  --      (473,828)     759,552     (811,743)
  Reinvested capital gains .....................        --           --     --          --           --           --
                                                  ----------   ----------   ----  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    (209,844)     (76,645)  --       230,443      (65,597)    (493,873)
                                                  ----------   ----------   ----  ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     141,338       40,789   --       907,072    1,008,871    1,001,317
  Transfers between funds ......................      31,940      198,606   --     1,501,012      456,000    1,477,662
  Surrenders ...................................      (1,577)          (9)  --      (103,144)     (25,780)     (26,333)
  Death benefits ...............................         (70)        --     --          (725)        --           --
  Policy loans (net of repayments) (note 5) ....      (2,706)          (6)  --       (21,627)     (23,716)      (2,978)
  Deductions for surrender charges (note 2d) ...        (113)           1   --        (7,424)       2,927       (3,250)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (23,073)     (10,926)  --      (299,808)    (211,056)    (139,381)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (717)        --     --       (10,581)        --         (6,589)
     MSP contracts .............................         (15)        --     --          (323)        --           (469)
     SL contracts ..............................        (124)        --     --        (1,123)        --           (808)
                                                  ----------   ----------   ----  ----------   ----------   ----------
       Net equity transactions .................     144,883      228,455   --     1,963,329    1,207,246    2,299,171
                                                  ----------   ----------   ----  ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (64,961)     151,810   --     2,193,772    1,141,649    1,805,298
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     456,743       78,536   --     5,193,772    3,608,597    2,686,906
                                                  ----------   ----------   ----  ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $  391,782      230,346   --     7,387,544    4,750,246    4,492,204
                                                  ==========   ==========   ====  ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................     118,103       12,379   --       674,864      466,520      204,110
                                                  ----------   ----------   ----  ----------   ----------   ----------
  Units purchased ..............................      58,249       41,885   --       231,705      185,990      220,151
  Units redeemed ...............................     (20,018)      (4,434)  --       (23,404)     (35,771)     (33,096)
                                                  ----------   ----------   ----  ----------   ----------   ----------
  Ending units .................................     156,334       49,830   --       883,165      616,739      391,165
                                                  ==========   ==========   ====  ==========   ==========   ==========

                                                               VEWrldHAs
                                                  ------------------------------------
                                                     2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $   14,697       12,825        6,088
  Realized gain (loss) on investments ..........     (27,590)      (3,657)       4,978
  Change in unrealized gain (loss)
     on investments ............................     142,991      (81,960)     (17,376)
  Reinvested capital gains .....................        --           --           --
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     130,098      (72,792)      (6,310)
                                                  ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     309,723      112,463       50,166
  Transfers between funds ......................   1,504,881      593,770      149,123
  Surrenders ...................................     (36,906)      (1,618)        (751)
  Death benefits ...............................        (106)        --           --
  Policy loans (net of repayments) (note 5) ....      (1,015)      (5,432)        (659)
  Deductions for surrender charges (note 2d) ...      (2,657)         185          (93)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (92,875)     (49,663)     (18,671)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (3,510)        --           (886)
     MSP contracts .............................         (98)        --           (149)
     SL contracts ..............................        (333)        --            (36)
                                                  ----------   ----------   ----------
       Net equity transactions .................   1,677,104      649,705      178,044
                                                  ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........   1,807,202      576,913      171,734
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   1,605,256    1,316,349      444,898
                                                  ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $3,412,458    1,893,262      616,632
                                                  ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units ..............................     190,667      141,512       53,265
                                                  ----------   ----------   ----------
  Units purchased ..............................     188,514       77,107       28,110
  Units redeemed ...............................     (14,657)      (8,268)     (10,312)
                                                  ----------   ----------   ----------
  Ending units .................................     364,524      210,351       71,063
                                                  ==========   ==========   ==========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                                                   VKEmMkt                               VKMidCapG
                                                  ---------------------------------------   ------------------------------------
                                                      2002          2001          2000          2002          2001       2000
                                                  -----------   -----------   -----------   -----------   -----------   --------
INVESTMENT ACTIVITY:
  Net investment income ........................  $    (2,411)       (5,118)         (440)       (2,608)       (1,889)        (6)
  Realized gain (loss) on investments ..........       60,858        56,275        30,724       (37,477)     (254,846)    23,950
  Change in unrealized gain (loss)
     on investments ............................     (135,582)      160,546        24,341      (608,924)       88,578       (106)
  Reinvested capital gains .....................         --            --            --            --            --         --
                                                  -----------   -----------   -----------   -----------   -----------   --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (77,135)      211,703        54,625      (649,009)     (168,157)    23,838
                                                  -----------   -----------   -----------   -----------   -----------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      555,032       341,010       245,388       525,709       389,419        116
  Transfers between funds ......................    1,380,096        61,857       351,382     1,100,798       884,809       (945)
  Surrenders ...................................      (45,554)      (14,050)           (5)      (15,608)       (2,668)      --
  Death benefits ...............................       12,004          --            --          (4,513)         --         --
  Policy loans (net of repayments) (note 5) ....      (13,842)      (10,422)       (2,123)      (21,940)       (4,808)      --
  Deductions for surrender charges (note 2d) ...       (3,279)        1,607            (1)       (1,123)          305       --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (118,562)      (88,512)      (29,307)     (110,052)      (40,475)      (530)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (4,030)         --          (1,277)       (2,729)         --           (4)
     MSP contracts .............................         (174)         --             (22)          (52)         --         --
     SL contracts ..............................         (368)         --            (119)         (340)         --         --
                                                  -----------   -----------   -----------   -----------   -----------   --------
       Net equity transactions .................    1,761,323       291,490       563,916     1,470,150     1,226,582     (1,363)
                                                  -----------   -----------   -----------   -----------   -----------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    1,684,188       503,193       618,541       821,141     1,058,425     22,475
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    2,393,013     1,496,435       689,792     2,504,082       841,007       --
                                                  -----------   -----------   -----------   -----------   -----------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 4,077,201     1,999,628     1,308,333     3,325,223     1,899,432     22,475
                                                  ===========   ===========   ===========   ===========   ===========   ========
CHANGES IN UNITS:
  Beginning units ..............................      215,898       146,421        75,186       408,670        96,842       --
                                                  -----------   -----------   -----------   -----------   -----------   --------
  Units purchased ..............................      150,293        74,708        58,903       287,144       174,139      2,326
  Units redeemed ...............................          422       (32,245)       (6,466)      (29,464)       (6,388)       (57)
                                                  -----------   -----------   -----------   -----------   -----------   --------
  Ending units .................................      366,613       188,884       127,623       666,350       264,593      2,269
                                                  ===========   ===========   ===========   ===========   ===========   ========

                                                                VKUSRealEst
                                                  ---------------------------------------
                                                      2002          2001          2000
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ........................  $   (12,977)      (13,377)      102,070
  Realized gain (loss) on investments ..........      125,538        63,943         7,271
  Change in unrealized gain (loss)
     on investments ............................    1,732,147       711,428       205,617
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    1,844,708       761,994       314,958
                                                  -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................    2,450,661     1,881,761       592,669
  Transfers between funds ......................    8,039,088     3,281,847     1,104,273
  Surrenders ...................................     (161,187)      (45,636)       (7,921)
  Death benefits ...............................      (13,017)         (259)         (503)
  Policy loans (net of repayments) (note 5) ....      (19,597)      (36,593)       (2,538)
  Deductions for surrender charges (note 2d) ...      (11,603)        5,221          (978)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (565,648)     (225,766)      (64,172)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      (17,050)         --          (3,066)
     MSP contracts .............................       (2,807)         --            (333)
     SL contracts ..............................       (1,990)         --            (270)
                                                  -----------   -----------   -----------
       Net equity transactions .................    9,696,850     4,860,575     1,617,161
                                                  -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........   11,541,558     5,622,569     1,932,119
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................   15,100,336     5,035,778     1,583,385
                                                  -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $26,641,894    10,658,347     3,515,504
                                                  ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ..............................    1,210,568       455,844       185,170
                                                  -----------   -----------   -----------
  Units purchased ..............................      794,228       478,964       200,864
  Units redeemed ...............................      (61,330)      (65,371)      (30,500)
                                                  -----------   -----------   -----------
  Ending units .................................    1,943,466       869,437       355,534
                                                  ===========   ===========   ===========

See accompanying notes to financial statements .
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2002, 2001 AND 2000
                                  (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts with a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                 (American Century VP);
                 American Century VP - American Century VP Income & Growth Fund - Class I (ACVPIncGr)
                 American Century VP - American Century VP International Fund - Class I (ACVPInt)
                 American Century VP - American Century VP Ultra Fund - Class I (ACVPUltra)
                 American Century VP - American Century VP Value Fund - Class I (ACVPVal)

              Comstock GVIT Value Fund - Class I
              (formerly Nationwide(R)SAT Federated Equity Income) (ComGVITVal)

              Portfolios of the Credit Suisse Trust;
                 Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                 Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

              Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                 Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

              Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                 Dreyfus IP - European Equity Portfolio (DryEuroEq) Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                 Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
                *Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)

              Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund - Class I (FGVITHiInc)

              Portfolios of Federated Insurance Series (IS);
                 Federated Quality Bond Fund II - Primary Shares (FedQualBd)

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     Portfolios of the Fidelity(R)Variable Insurance Products (Fidelity(R) VIP);
        Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

     Portfolios of the Fidelity(R)Variable Insurance Products (Fidelity VIP II);
        Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)

     Portfolios of the Fidelity(R)Variable Insurance Products (Fidelity VIP
     III);
        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)

     Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
        (formerly Nationwide(R) SAT);
        Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
        Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin) Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
        Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
        Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
        Gartmore GVIT Growth Fund - Class I
         (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth) Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
        Gartmore GVIT ID Conservative Fund (GVITIDCon)
        Gartmore GVIT ID Moderate Fund (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
        Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
        Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
        Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
        Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
        Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
        Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
        Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
        Gartmore GVIT Worldwide Leaders Fund - Class I (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

     J.P. Morgan GVIT (formerly Nationwide(R)SAT) Balanced Fund - Class I (JPMorBal)

     Portfolios of the Janus Aspen Series (Janus AS);
        Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGITech) Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

     MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)

     Nationwide (R) GVIT (formerly Nationwide(R) SAT) Strategic Value Fund - Class I (NWGVITStrVal)

     Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
        Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
        Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;

                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                (OppAggGro)


                Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)

                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

                Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)

              Strong GVIT (formerly Nationwide(R)SAT) Mid Cap Growth Fund - Class I (SGVITMdCpGr)

              Strong Opportunity Fund II, Inc. (StOpp2)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Turner GVIT (Formerly Nationwide(R)SAT) Growth Focus Fund - Class I (TurnGVITGro)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Funds of the Van Kampen Universal Institutional Funds (Van Kampen
              UIF);
                 Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                 Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                 Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

         At June 30, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at ~June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. For Protection(SM) flexible premium contracts, the Company deducts a premium load charge not to exceed 7.50% for policy years 1-15, currently 5.50% (for policy years 16 and after, the maximum premium load is guaranteed not to exceed 6.00%). The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). For Protection(SM) flexible premium contracts, the Company deducts $5 per month (not to exceed $7.50) for all policy years. This charge is assessed against each contract by liquidating units.

         For Protection(SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. This charge is assessed monthly against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% in tenth year. For Protection(SM) flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the 15th year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For survivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     For Protection(SM) flexible payment contracts, the Company deducts an annual rate of 0.80% for policy years 1-15. For policy years 16 and after the Company deducts an annual rate of 0.30%. This charge is assessed monthly against each contract by liquidating units.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rates, investment income ratio and total return for each six-month period in the four year period ended June 30, 2002 and the period February 18, 1998 (commencement of operations) through June 30, 1998.

                                       CONTRACT                           UNIT        CONTRACT         TOTAL
                                     EXPENSE RATE*  UNITS               FAIR VALUE  OWNERS' EQUITY     RETURN**
                                     -------------  -----               ----------  --------------     --------
The BEST of AMERICA(R)  America's
 FUTURE Life Series(SM):
  American Century Variable
   Portfolios, Inc. - American
   Century VP Income & Growth
   Fund - Class I
     2002..........................      0.00%    1,253,223             $ 11.001100    $13,786,832        0.96%    -0.10%
     2001..........................      0.00%    1,019,586               12.872867     13,124,995        0.80%    -3.81%
     2000..........................      0.00%      608,317               14.437198      8,782,393        0.55%    -3.58%
     1999..........................      0.00%      222,761               13.924470      3,101,828        0.01%     9.76%
     1998..........................      0.00%          881               11.747054         10,349        0.00%    17.47%

  American Century Variable
   Portfolios, Inc. - American
   Century VP International
   Fund - Class I
     2002..........................      0.00%    1,673,997               10.962671     18,351,478        0.67%    -0.04%
     2001..........................      0.00%    1,611,270               12.939244     20,848,616        0.08%   -20.15%
     2000..........................      0.00%      938,372               18.310155     17,181,737        0.11%    -6.01%
     1999..........................      0.00%      391,411               12.748666      4,989,964        0.00%     7.35%
     1998..........................      0.00%       18,090               12.530473        226,676       24.77%    25.30%

  American Century Variable
   Portfolios, Inc.- American
   Century VP Ultra Fund- Class I
     2002..........................      0.00%        1,509                9.126639         13,772        0.00%    -0.09% 05/01/02

  American Century Variable
   Portfolios, Inc.- American
   Century VP Value Fund - Class I
     2002..........................      0.00%    2,051,025               13.309987     27,299,116        0.72%    -0.04%
     2001..........................      0.00%      829,124               13.162764     10,913,564        0.90%     7.21%
     2000..........................      0.00%      221,649                9.976535      2,211,289        1.03%    -4.00%
     1999..........................      0.00%       86,763               11.859229      1,028,942        0.99%    13.15%
     1998..........................      0.00%        6,175               10.590220         65,395        0.96%     5.90%

  Comstock GVIT Value Fund - Class I
     2002..........................      0.00%      225,931                9.194367      2,077,293        0.66%    -0.14%
     2001..........................      0.00%      183,663               11.126027      2,043,439        0.67%    -8.75%
     2000..........................      0.00%       90,683               13.880909      1,258,762        0.39%     1.75%
     1999..........................      0.00%       33,099               12.669477        419,347        0.26%    10.04%
     1998..........................      0.00%          255               10.888731          2,777        8.72%     8.89%

  Credit Suisse Trust - Global
   Post-Venture Capital Portfolio
     2002..........................      0.00%       57,383                8.654139        496,600        0.00%    -0.14%
     2001..........................      0.00%       65,005               11.348844        737,732        0.00%   -19.60%
     2000..........................      0.00%       69,157               18.282108      1,264,336        0.00%     4.98%
     1999..........................      0.00%       29,610               12.007240        355,534        0.00%    12.73%
     1998..........................      0.00%        2,727               11.320072         30,870        0.00%    13.20%

  Credit Suisse Trust - International
   Focus Portfolio
     2002..........................      0.00%      158,329                9.164759      1,451,047        0.00%    -0.02%
     2001..........................      0.00%      164,292               10.068951      1,654,248        0.00%   -15.94%
     2000..........................      0.00%      158,181               14.750371      2,333,228        0.00%    -8.74%
     1999..........................      0.00%      108,833               11.263216      1,225,810        0.00%     6.92%
     1998..........................      0.00%        7,136               11.325078         80,816        0.00%    13.25%


                                                                                                        INVESTMENT
                                       CONTRACT                           UNIT         CONTRACT           INCOME    TOTAL
                                     EXPENSE RATE*  UNITS               FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                     -------------  -----               ----------   --------------     ----------- --------
Credit Suisse Trust - Large Cap
 Value Portfolio
   2002..........................      0.00%         123,811               11.829168      1,464,581        0.00%    -0.10%
   2001..........................      0.00%         124,219               13.403664      1,664,990        0.00%     3.31%
   2000..........................      0.00%          92,844               11.622352      1,079,066        0.00%    -2.44%
   1999..........................      0.00%          36,933               12.922177        477,255        0.00%    15.24%
   1998..........................      0.00%          28,562               11.239112        321,012        0.00%    12.39%

Dreyfus GVIT Mid Cap Index
 Fund - Class I
   2002..........................      0.00%       1,155,926               14.671018     16,958,611        0.15%    -0.04%
   2001..........................      0.00%         540,924               15.538046      8,404,902        0.29%     0.66%
   2000..........................      0.00%         113,791               14.500124      1,649,984        0.36%     8.22%
   1999..........................      0.00%          36,209               12.272537        444,376        0.22%    10.75%
   1998..........................      0.00%           2,158               10.863196         23,443        3.39%     8.63%

Dreyfus Investment Portfolios -
 European Equity Portfolio
   2002..........................      0.00%         159,102                8.375064      1,332,489        0.00%    -0.08%
   2001..........................      0.00%          92,586               10.086472        933,866        0.06%   -20.41%
   2000..........................      0.00%          44,659               13.247885        591,637        0.00%     2.45%

Dreyfus Investment Portfolios -
 Small Cap Stock Index Portfolio -
 Service Class
   2002..........................      0.00%          21,121                9.080000        191,779        0.00%    -0.09% 05/01/02

Dreyfus Stock Index Fund
   2002..........................      0.00%      11,007,415               10.678027    117,537,475        0.63%    -0.13%
   2001..........................      0.00%       7,926,833               13.068871    103,594,758        0.51%    -6.83%
   2000..........................      0.00%       5,101,112               15.377685     78,443,293        0.51%    -0.55%
   1999..........................      0.00%       2,241,543               14.377543     32,227,884        0.67%    12.14%
   1998..........................      0.00%          66,473               11.750590        781,097        12.00%   17.51%

Dreyfus Variable Investment Fund -
 Appreciation Portfolio
   2002..........................      0.00%       1,139,431               11.940804     13,605,722        0.01%    -0.09%
   2001..........................      0.00%         892,690               13.516447     12,065,997        0.02%    -6.26%
   2000..........................      0.00%         585,117               14.918174      8,728,877        0.01%     2.79%
   1999..........................      0.00%         308,665               13.999620      4,321,193        0.01%     7.51%
   1998..........................      0.00%           5,212               12.072983         62,924        0.00%    20.73%

Federated GVIT High Income
 Bond Fund - Class I
   2002..........................      0.00%         540,433               10.405049      5,623,232        4.57%     0.00%
   2001..........................      0.00%         269,222               10.236513      2,755,895        4.83%     2.23%
   2000..........................      0.00%         146,476               10.753549      1,575,137        5.18%    -1.50%
   1999..........................      0.00%         111,500               10.869909      1,211,995        4.25%     2.74%
   1998..........................      0.00%           3,356               10.549727         35,405      150.55%     5.55%

Federated Insurance Series -
 Federated Quality Bond Fund II -
 Primary Shares
   2002..........................      0.00%       1,876,177               12.078364     22,661,149        3.22%     0.03%
   2001..........................      0.00%         675,198               11.303798      7,632,302        2.33%     3.70%
   2000..........................      0.00%          74,773               10.178410        761,070        1.20%     3.13%
   1999..........................      0.00%             187                9.889224          1,849        0.00%    -1.11% 05/03/99

Fidelity(R) VIP - Equity-Income
 Portfolio: Service Class
   2002..........................      0.00%       3,020,618               11.430587     34,527,437        1.35%    -0.06%
   2001..........................      0.00%       2,106,607               12.709487     26,773,894        1.22%    -0.99%
   2000..........................      0.00%       1,422,008               11.524638     16,388,127        1.46%    -2.76%
   1999..........................      0.00%         815,819               12.567727     10,252,990        1.19%    12.67%
   1998..........................      0.00%          48,594               11.053100        537,114        0.00%    10.53%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4


                                                                                                        INVESTMENT
                                       CONTRACT                           UNIT         CONTRACT           INCOME    TOTAL
                                     EXPENSE RATE*  UNITS               FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                     -------------  -----               ----------   --------------     ----------- --------
Fidelity(R)  VIP - Growth Portfolio:
 Service Class
   2002..........................      0.00%      4,208,480               11.300904     47,559,628        0.13%    -0.19%
   2001..........................      0.00%      3,701,421               15.372208     56,899,014        0.00%    -9.66%
   2000..........................      0.00%      2,374,336               20.103361     47,732,134        0.07%     5.06%
   1999..........................      0.00%        739,415               15.939560     11,785,956        0.11%    14.36%
   1998..........................      0.00%         20,698               11.907054        246,452        0.00%    19.07%

Fidelity(R) VIP - High Income
 Portfolio: Service Class
   2002..........................      0.00%      1,154,904                6.741919      7,786,269        9.98%    -0.04%
   2001..........................      0.00%        958,958                7.418079      7,113,626       10.33%    -7.20%
   2000..........................      0.00%        693,311                9.817929      6,806,878        5.16%    -4.95%
   1999..........................      0.00%        550,777               10.310987      5,679,054        8.01%     7.88%
   1998..........................      0.00%         32,951               10.479316        345,304        0.00%     4.79%

Fidelity(R)  VIP - Overseas
 Portfolio: Service Class
   2002..........................      0.00%      1,139,004                9.958189     11,342,417        0.53%    -0.03%
   2001..........................      0.00%        893,195               11.484157     10,257,592        4.33%   -11.48%
   2000..........................      0.00%        585,003               15.237697      8,914,098        1.15%    -5.04%
   1999..........................      0.00%        208,112               12.172640      2,533,272        0.63%     8.07%
   1998..........................      0.00%          8,282               11.589920         95,988        0.00%    15.90%

Fidelity(R) VIP II - Contrafund
 Portfolio: Service Class
   2002..........................      0.00%      3,157,587               13.077409     41,293,057        0.65%    -0.01%
   2001..........................      0.00%      2,754,784               13.543003     37,308,048        0.60%   -10.00%
   2000..........................      0.00%      1,858,452               15.912689     29,572,969        0.30%    -1.36%
   1999..........................      0.00%        776,953               14.446092     11,223,935        0.34%    11.18%
   1998..........................      0.00%         41,438               11.679483        483,974        0.00%    16.79%

Fidelity(R) VIP III - Growth
 Opportunities Portfolio:
 Service Class
   2002..........................      0.00%      1,186,344                7.968920      9,453,880        0.82%    -0.13%
   2001..........................      0.00%      1,065,554                9.800412     10,442,868        0.23%    -8.77%
   2000..........................      0.00%        814,000               12.491144     10,167,791        1.08%    -3.70%
   1999..........................      0.00%        410,372               13.251757      5,438,150        0.68%     6.44%
   1998..........................      0.00%         12,800               11.132490        142,496        0.00%    11.32%

Fidelity(R) VIP III - Value
 Strategies Portfolio -
 Service Class
   2002..........................      0.00%          1,268                8.783270         11,137        0.00%    -0.12% 05/01/02

Gartmore GVIT Emerging Markets
 Fund - Class I
   2002..........................      0.00%        174,301                8.054883      1,403,974        0.05%    -0.02%
   2001..........................      0.00%         39,736                8.887131        353,139        0.47%     2.01%

Gartmore GVIT Global Financial
 Services Fund - Class I
   2002..........................      0.00%            628                9.546330          5,995        0.00%    -0.05% 05/01/02

Gartmore GVIT Global Health
 Sciences Fund - Class I
   2002..........................      0.00%          1,383                8.890022         12,295        0.00%    -0.11% 05/01/02

Gartmore GVIT Global Technology
 and Communications Fund - Class I
   2002..........................      0.00%        365,386                2.343594        856,316        0.64%    -0.32%
   2001..........................      0.00%        209,961                4.265563        895,602        0.00%   -29.12%

Gartmore GVIT Global Utilities
 Fund - Class I
   2002..........................      0.00%            589                9.325875          5,493        0.36%    -0.07% 05/01/02




                                                                                                        INVESTMENT
                                       CONTRACT                           UNIT         CONTRACT           INCOME    TOTAL
                                     EXPENSE RATE*   UNITS              FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                     -------------   -----              ----------   --------------     ----------- --------
Gartmore GVIT Government Bond Fund
 - Class I
   2002..........................      0.00%       2,750,942               13.373815     36,790,589        2.37%     0.04%
   2001..........................      0.00%       1,106,057               12.259550     13,559,761        2.76%     2.43%
   2000..........................      0.00%         640,699               11.063916      7,088,640        3.41%     4.03%
   1999..........................      0.00%         370,021               10.653833      3,942,144        3.36%    -2.18%
   1998..........................      0.00%          18,734               10.399507        194,824      531.75%     4.00%

Gartmore GVIT Growth Fund - Class I
   2002..........................      0.00%       1,866,486                5.927802     11,064,159        0.00%    -0.17%
   2001..........................      0.00%       1,668,148                7.833651     13,067,689        0.00%   -21.32%
   2000..........................      0.00%       1,433,453               13.654695     19,573,364        0.17%     0.76%
   1999..........................      0.00%         877,342               14.546773     12,762,495        0.31%    11.93%
   1998..........................      0.00%          31,022               11.927232        370,007        2.99%    19.27%

Gartmore GVIT Investor Destinations
 Aggressive Fund
   2002..........................      0.00%          29,370                9.496625        278,916        0.78%    -0.05% 01/25/02

Gartmore GVIT Investor Destinations
 Conservative Fund
   2002..........................      0.00%          30,191               10.008384        302,163        0.94%     0.00% 01/25/02

Gartmore GVIT Investor Destinations
 Moderate Fund
   2002..........................      0.00%          85,120                9.694423        825,189        1.02%    -0.03% 01/25/02

Gartmore GVIT Investor Destinations
 Moderately Aggressive Fund
   2002..........................      0.00%          68,864                9.596253        660,836        0.95%    -0.04% 01/25/02

Gartmore GVIT Investor Destinations
 Moderately Conservative Fund
   2002..........................      0.00%          58,544                9.862329        577,380        1.73%    -0.01% 01/25/02

Gartmore GVIT International Growth
 Fund - Class I
   2002..........................      0.00%          84,109                6.105296        513,510        0.00%    -0.07%
   2001..........................      0.00%           8,865                7.438136         65,939        0.40%   -19.59%

Gartmore GVIT Money Market Fund -
 Class I
   2002..........................      0.00%      11,636,104               12.199266    141,951,928        0.62%     0.01%
   2001..........................      0.00%       8,262,747               11.973753     98,936,092        2.24%     2.32%
   2000..........................      0.00%       5,035,811               11.348677     57,149,792        2.92%     2.82%
   1999..........................      0.00%       2,998,912               10.769065     32,295,478        2.39%     2.30%
   1998..........................      0.00%       1,084,559               10.262352     11,130,126        6.41%     2.62%

Gartmore GVIT Nationwide(R) Leaders
 Fund - Class I
   2002..........................      0.00%           5,031                9.715302         48,878        0.00%    -0.03% 05/01/02

Gartmore GVIT Small Cap Growth
 Fund - Class I
   2002..........................      0.00%         724,540               12.339414      8,940,399        0.00%    -0.19%
   2001..........................      0.00%         358,331               16.318509      5,847,428        0.00%    -5.05%
   2000..........................      0.00%          89,529               21.563281      1,930,539        0.00%     5.18%
   1999..........................      0.00%         100,000               11.270000      1,127,000        0.00%    12.70% 05/03/99

Gartmore GVIT Small Cap Growth
 Fund - Class I - Initial Funding
 By Depositor
   2001..........................      0.00%         100,000               16.318510      1,631,851        0.00%    -5.05%
   2000..........................      0.00%         100,000               21.563281      2,156,328        0.00%     5.18%

Gartmore GVIT Small Cap Value
 Fund - Class I
   2002..........................      0.00%       1,886,459               15.493720     29,228,268        0.00%    -0.12%
   2001..........................      0.00%       1,194,883               18.056276     21,575,137        0.00%    31.03%
   2000..........................      0.00%         488,020               13.756082      6,713,243        0.00%    11.01%
   1999..........................      0.00%         224,171               11.987635      2,687,280        0.00%    23.67%
   1998..........................      0.00%           4,231               10.408582         44,039        0.00%     4.09%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                        INVESTMENT
                                       CONTRACT                           UNIT         CONTRACT           INCOME    TOTAL
                                     EXPENSE RATE*   UNITS              FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                     -------------   -----              ----------   --------------     ----------- --------

Gartmore GVIT Small Company
 Fund - Class I
   2002..........................      0.00%       1,418,830               14.137488     20,058,692        0.00%    -0.04%
   2001..........................      0.00%       1,101,746               15.628143     17,218,244        0.11%    -1.35%
   2000..........................      0.00%         650,505               15.656223     10,184,451        0.03%     7.62%
   1999..........................      0.00%         278,534               10.870654      3,027,847        0.00%     7.62%
   1998..........................      0.00%          20,559               10.611985        218,172        0.00%     6.12%

Gartmore GVIT Total Return
 Fund - Class I
   2002..........................      0.00%       3,195,577               10.247968     32,748,171        0.33%    -0.06%
   2001..........................      0.00%       2,751,648               11.384116     31,325,080        0.42%    -7.89%
   2000..........................      0.00%       2,081,682               13.051654     27,169,393        0.28%     3.36%
   1999..........................      0.00%       1,174,786               13.076437     15,362,015        0.41%    10.75%
   1998..........................      0.00%          50,079               11.476720        574,743        5.19%    14.77%

Gartmore GVIT U.S. Growth Leaders
 Fund - Class I
   2002..........................      0.00%           4,505                8.813925         39,707        0.00%    -0.12% 05/01/02

Gartmore GVIT Worldwide Leaders
 Fund - Class I
   2002..........................      0.00%         265,322                9.833865      2,609,141        1.50%    -0.06%
   2001..........................      0.00%       1,612,329               11.002686     17,739,950        1.07%   -14.31%
   2000..........................      0.00%         978,808               14.552072     14,243,684        1.01%    -0.63%
   1999..........................      0.00%          72,943               12.943855        944,164        0.53%     8.64%
   1998..........................      0.00%           2,282               11.422871         26,067      237.94%    14.23%

J.P. Morgan GVIT Balanced Fund -
 Class I
   2002..........................      0.00%         880,418                9.574627      8,429,674        1.10%    -0.08%
   2001..........................      0.00%         574,645               10.682995      6,138,930        1.22%    -1.65%
   2000..........................      0.00%         293,650               11.193219      3,286,889        1.66%     2.68%
   1999..........................      0.00%         144,724               11.450736      1,657,196        2.02%     5.96%
   1998..........................      0.00%           7,049               10.683287         75,306      689.32%     6.83%

Janus Aspen Series - Capital
 Appreciation Portfolio -
 Service Shares
   2002..........................      0.00%       3,137,504                5.984583     18,776,653        0.21%    -0.07%
   2001..........................      0.00%       2,759,055                7.116293     19,634,244        0.75%   -13.60%
   2000..........................      0.00%         855,652                9.677651      8,280,701        0.09%    -3.22% 01/27/00

Janus Aspen Series - Global
 Technology Portfolio -
 Service Shares
   2002..........................      0.00%       2,951,677                2.902492      8,567,219        0.00%    -0.30%
   2001..........................      0.00%       2,387,665                4.874572     11,638,845        0.64%   -25.95%
   2000..........................      0.00%       1,035,730                9.810188     10,160,706        0.00%    -1.90% 01/27/00

Janus Aspen Series - International
 Growth Portfolio - Service Shares
   2002..........................      0.00%       2,822,892                5.564663     15,708,443        0.36%    -0.12%
   2001..........................      0.00%       2,501,691                6.988531     17,483,145        0.62%   -15.53%
   2000..........................      0.00%         646,356               10.139137      6,553,492        0.00%     1.39% 01/27/00

MAS GVIT Multi Sector Bond Fund -
 Class I
   2002..........................      0.00%         491,821               11.706208      5,757,359        2.29%     0.02%
   2001..........................      0.00%       1,434,891               11.092691     15,916,802        3.02%     0.76%
   2000..........................      0.00%         924,914               10.678794      9,876,966        3.53%     2.49%
   1999..........................      0.00%         128,027               10.148365      1,299,260        4.00%    -1.09%
   1998..........................      0.00%          11,382               10.201708        116,116      244.69%     2.02%

Nationwide GVIT Strategic Value
 Fund - Class I
   2002..........................      0.00%         111,956                8.639671        967,263        0.00%    -0.15%
   2001..........................      0.00%         137,767               10.423272      1,435,983        0.29%    -0.46%
   2000..........................      0.00%         112,378                9.606117      1,079,516        0.47%    -1.28%
   1999..........................      0.00%          62,424               10.911118        681,116        0.49%     8.69%
   1998..........................      0.00%           3,112               10.306219         32,073       12.81%     3.06%

                                                                                                        INVESTMENT
                                       CONTRACT                           UNIT         CONTRACT           INCOME    TOTAL
                                     EXPENSE RATE*   UNITS              FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                     -------------   -----              ----------   --------------     ----------- --------


Neuberger Berman Advisers
 Management Trust -
 Guardian Portfolio
   2002..........................      0.00%        550,498               13.386986      7,369,509        0.62%    -0.11%
   2001..........................      0.00%        368,433               15.546904      5,727,992        0.34%     1.59%
   2000..........................      0.00%        196,947               15.697826      3,091,640        0.53%     3.73%
   1999..........................      0.00%        143,791               15.438418      2,219,906        0.26%    17.25%
   1998..........................      0.00%          1,409               13.670918         19,262        0.00%    36.71%

Neuberger Berman Advisers
 Management Trust - Mid-Cap
 Growth Portfolio
   2002..........................      0.00%      1,369,960               12.379424     16,959,316        0.00%    -0.17%
   2001..........................      0.00%      1,143,194               17.179429     19,639,420        0.00%   -13.39%
   2000..........................      0.00%        559,009               24.176496     13,514,879        0.00%    12.79%
   1999..........................      0.00%        171,832               14.642312      2,516,018        0.00%     5.13%
   1998..........................      0.00%          9,241               12.605954        116,492        0.00%    26.06%

Neuberger Berman Advisers
 Management Trust -
 Partners Portfolio
   2002..........................      0.00%        860,974                9.872012      8,499,546        0.48%    -0.10%
   2001..........................      0.00%        731,439               11.195427      8,188,772        0.35%    -0.64%
   2000..........................      0.00%        594,246               11.128003      6,612,771        0.75%    -0.54%
   1999..........................      0.00%        496,471               11.804169      5,860,428        1.09%    13.27%
   1998..........................      0.00%         54,401               10.597040        576,490        0.23%     5.97%

Oppenheimer Aggressive Growth
 Fund/VA - Initial Class
   2002..........................      0.00%      2,013,395               10.415916     20,971,353        0.61%    -0.17%
   2001..........................      0.00%      1,764,752               13.367992     23,591,191        0.89%   -27.00%
   2000..........................      0.00%        998,586               25.005111     24,969,754        0.00%    21.21%
   1999..........................      0.00%        179,872               13.597015      2,445,723        0.00%    21.01%
   1998..........................      0.00%          6,042               11.739804         70,932        0.80%    17.40%

Oppenheimer Capital Appreciation
 Fund/VA - Initial Class
   2002..........................      0.00%      2,509,938               12.380425     31,074,099        0.53%    -0.19%
   2001..........................      0.00%      1,833,232               16.669506     30,559,072        0.61%    -4.88%
   2000..........................      0.00%        908,894               19.219681     17,468,653        0.12%     9.42%
   1999..........................      0.00%        352,668               14.361654      5,064,902        0.00%    15.82%
   1998..........................      0.00%         22,096               11.703375        258,598        0.10%    17.03%

Oppenheimer Global Securities
 Fund/VA - Initial Class
   2002..........................      0.00%      1,258,098                7.836892      9,859,578        0.47%    -0.07%
   2001..........................      0.00%        495,665                8.794019      4,358,887        0.41%    -8.38%
   2000..........................      0.00%         12,389               10.110760        125,262        0.00%     1.11% 05/01/00

Oppenheimer Main Street Growth &
 Income Fund/VA - Initial Class
   2002..........................      0.00%      2,110,307                9.709572     20,490,178        0.67%    -0.07%
   2001..........................      0.00%      1,636,469               10.933210     17,891,859        0.50%    -5.95%
   2000..........................      0.00%        822,367               12.767529     10,499,595        0.36%     0.19%
   1999..........................      0.00%        220,137               12.003157      2,642,339        0.45%    14.64%
   1998..........................      0.00%         44,301               11.308591        500,982        0.20%    13.09%

Strong GVIT Mid Cap Growth
 Fund - Class I
   2002..........................      0.00%        810,090                9.523351      7,714,771        0.00%    -0.24%
   2001..........................      0.00%        642,639               15.448511      9,927,816        0.00%   -13.77%
   2000..........................      0.00%        400,982               22.238241      8,917,134        0.00%     5.04%
   1999..........................      0.00%         81,722               14.378067      1,175,004        0.00%    25.47%
   1998..........................      0.00%          6,369               11.038199         70,302        0.00%    10.38%

Strong Opportunity Fund II, Inc.
   2002..........................      0.00%      1,192,102                8.068532      9,618,513        0.00%    -0.15%
   2001..........................      0.00%        480,885                9.880891      4,751,572        0.09%     0.04%
   2000..........................      0.00%         11,293                9.643495        108,904        0.00%    -3.57% 05/01/00

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                  INVESTMENT
                                         CONTRACT                   UNIT         CONTRACT           INCOME    TOTAL
                                       EXPENSE RATE*   UNITS      FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                       -------------   -----      ----------   --------------     ----------  --------

  The Dreyfus Socially Responsible
   Growth Fund, Inc.
     2002..........................      0.00%        1,282,069        9.607048     12,316,898        0.01%     -0.17%
     2001..........................      0.00%        1,131,043       12.859282     14,544,401        0.01%    -14.12%
     2000..........................      0.00%          702,620       17.258836     12,126,403        0.01%      2.55%
     1999..........................      0.00%          231,883       14.590723      3,383,341        0.00%     12.77%
     1998..........................      0.00%           13,644       11.838204        161,520        0.00%     18.38%

  Turner GVIT Growth Focus Fund -
   Class I
     2002..........................      0.00%          122,078        2.507967        306,168        0.00%     -0.35%
     2001..........................      0.00%           48,372        4.622739        223,611        0.00%    -27.14%

  Van Eck Worldwide Insurance
   Trust - Worldwide Emerging
   Markets Fund
     2002..........................      0.00%          614,685        8.044348      4,944,740        0.16%      0.07%
     2001..........................      0.00%          497,695        7.613899      3,789,399        0.00%     -0.72%
     2000..........................      0.00%          336,741       11.554996      3,891,041        0.00%    -12.41%
     1999..........................      0.00%          104,166        9.612197      1,001,264        0.00%     45.93%
     1998..........................      0.00%            4,680        7.724914         36,153        0.00%    -22.75%

  Van Eck Worldwide Insurance Trust -
   Worldwide Hard Assets Fund
     2002..........................      0.00%          315,019        9.111458      2,870,282        0.58%      0.09%
     2001..........................      0.00%          165,752        8.988332      1,489,834        0.96%     -3.41%
     2000..........................      0.00%           69,047        8.680898        599,390        1.11%      3.92%
     1999..........................      0.00%           36,447        8.162502        297,499        1.12%     18.24%
     1998..........................      0.00%              314        8.666521          2,721        0.00%    -13.33%

  Van Kampen - The Universal
   Institutional Funds, Inc. -
   Emerging Markets Debt Portfolio
     2002..........................      0.00%          214,480       11.379927      2,440,767        0.00%      0.00%
     2001..........................      0.00%          118,236       10.814003      1,278,604        0.00%      4.78%
     2000..........................      0.00%           79,056        9.869473        780,241        0.00%      6.51%
     1999..........................      0.00%           56,712        8.089723        458,784        0.00%     12.95%
     1998..........................      0.00%            1,476        9.617372         14,195        0.00%     -3.83%

  Van Kampen - The Universal
   Institutional Funds, Inc. -
   Mid Cap Growth Portfolio
     2002..........................      0.00%          273,686        5.009491      1,371,028        0.00%     -0.18%
     2001..........................      0.00%          112,000        7.190587        805,346        0.00%    -17.25%
     2000..........................      0.00%            2,269        9.905150         22,475        0.00%     -0.95% 05/01/00

  Van Kampen - The Universal
   Institutional Funds, Inc. -
   U.S. Real Estate Portfolio
     2002..........................      0.00%          999,081       13.265142     13,252,951        0.00%      0.10%
     2001..........................      0.00%          404,207       11.819520      4,777,533        0.00%      8.08%
     2000..........................      0.00%          299,933        9.759014      2,927,050        4.24%     14.28%
     1999..........................      0.00%          138,283        9.589236      1,326,028        5.72%      8.50%
     1998..........................      0.00%            9,914        9.512323         94,305        1.35%     -4.88%

  The BEST of AMERICA(R) Corporate
   Variable Universal Life Series(SM):
   Reduced Fee Tier:


  American Century Variable Portfolios,
   Inc. - American Century VP Income &
   Growth Fund - Class I
     2002..........................      0.10%          499,032        8.442333      4,212,994        0.96%     -0.10%
     2001..........................      0.10%          298,794        9.888619      2,954,660        0.80%     -3.86%
     2000..........................      0.10%          243,801       11.101352      2,706,521        0.55%     -3.62%

  American Century Variable Portfolios,
   Inc. - American Century VP
   International Fund - Class I
     2002..........................      0.10%          919,498        8.977297      8,254,607        0.67%     -0.05%
     2001..........................      0.10%          800,604       10.606504      8,491,610        0.08%    -20.19%
     2000..........................      0.10%          441,920       15.024102      6,639,451        0.11%     -6.06%

                                                                                                               INVESTMENT
                                      CONTRACT                                       UNIT        CONTRACT        INCOME     TOTAL
                                   EXPENSE RATE*             UNITS                AIR VALUE   OWNERS' EQUITY     RATIO**   RETURN**
                                   -------------             -----                ---------   --------------     -------   --------


American Century Variable
 Portfolios, Inc.- American Century
 VP Value Fund - Class I
   2002..........................      0.10%                 364,405               13.141835      4,788,950        0.72%     0.04%
   2001..........................      0.10%                 198,566               13.009457      2,583,236        0.90%     7.16%
   2000..........................      0.10%                  85,064                9.870150        839,594        1.03%    -4.05%

Comstock GVIT Value Fund - Class I
   2002..........................      0.10%                 198,160                7.741156      1,533,987        0.66%    -0.14%
   2001..........................      0.10%                  95,820                9.376870        898,492        0.67%    -8.80%

Credit Suisse Trust - Large Cap
 Value Portfolio
   2002..........................      0.10%                  38,947               10.570720        411,698        0.00%    -0.10%

Dreyfus GVIT Mid Cap Index Fund -
 Class I
   2002..........................      0.10%                 234,179               13.401505      3,138,351        0.15%    -0.04%
   2001..........................      0.10%                 148,052               14.207693      2,103,477        0.29%     0.61%
   2000..........................      0.10%                  18,411               13.271857        244,348        0.36%     8.16%

Dreyfus Investment Portfolios -
 European Equity Portfolio
   2002..........................      0.10%                  52,928                8.352031        442,056        0.00%    -0.08%
   2001..........................      0.10%                  62,365               10.068788        627,940        0.06%   -20.44%
   2000..........................      0.10%                  18,626               13.237862        246,568        0.00%     2.40%

Dreyfus Stock Index Fund
   2002..........................      0.10%               2,485,874                7.872437     19,569,886        0.63%    -0.13%
   2001..........................      0.10%               4,600,532                9.644728     44,370,880        0.51%    -6.88%
   2000..........................      0.10%               2,359,881               11.359939     26,808,104        0.51%    -0.60%

Dreyfus Variable Investment Fund -
 Appreciation Portfolio
   2002..........................      0.10%                 329,140                8.803391      2,897,548        0.01%    -0.09%
   2001..........................      0.10%                 358,835                9.974982      3,579,373        0.02%    -6.30%
   2000..........................      0.10%                 338,324               11.020408      3,728,469        0.01%     2.74%

Federated GVIT High Income Bond
 Fund - Class I
   2002..........................      0.10%                 592,780                9.462039      5,608,907        4.57%     0.00%
   2001..........................      0.10%               1,215,947                9.318063     11,330,271        4.83%     2.18%
   2000..........................      0.10%                 787,968                9.798463      7,720,875        5.18%    -1.55%

Federated Insurance Series -
 Federated Quality Bond Fund II -
 Primary Shares
   2002..........................      0.10%               1,308,770               12.040347     15,758,045        3.22%     0.03%
   2001..........................      0.10%               4,108,659               11.279452     46,343,422        2.33%     3.65%
   2000..........................      0.10%               2,729,023               10.166599     27,744,883        1.20%     3.08%

Fidelity(R) VIP - Equity-Income
 Portfolio: Service Class
   2002..........................      0.10%                 664,335                9.995107      6,640,099        1.35%    -0.06%
   2001..........................      0.10%                 347,891               11.124505      3,870,115        1.22%    -1.03%
   2000..........................      0.10%                 194,193               10.097451      1,960,854        1.46%    -2.81%

Fidelity(R)  VIP - Growth Portfolio:
 Service Class
   2002..........................      0.10%                 882,654                7.394071      6,526,406        0.13%    -0.19%
   2001..........................      0.10%                 992,825               10.067935      9,995,698        0.00%    -9.71%
   2000..........................      0.10%                 513,489               13.179722      6,767,642        0.07%     5.01%

Fidelity(R) VIP - High Income
 Portfolio: Service Class
   2002..........................      0.10%                 656,498                6.695815      4,395,789        9.98%    -0.04%
   2001..........................      0.10%                 750,474                7.374697      5,534,518       10.33%    -7.25%
   2000..........................      0.10%                 507,660                9.770250      4,959,965        5.16%    -5.00%

Fidelity(R)  VIP - Overseas
 Portfolio: Service Class
   2002..........................      0.10%                 134,878                8.527947      1,150,232        0.53%    -0.03%
   2001..........................      0.10%                 198,126                9.844575      1,950,466        4.33%   -11.52%
   2000..........................      0.10%                 104,231               13.075264      1,362,848        1.15%    -5.09%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                 INVESTMENT
                                     CONTRACT                        UNIT          CONTRACT        INCOME     TOTAL
                                   EXPENSE RATE*       UNITS       FAIR VALUE   OWNERS' EQUITY     RATIO**   RETURN**
                                   -------------       -----       ----------   --------------   ----------  --------

Fidelity(R) VIP II - Contrafund
 Portfolio: Service Class
   2002..........................      0.10%           215,713       9.470244      2,042,855        0.65%    -0.01%
   2001..........................      0.10%           233,427       9.817206      2,291,601        0.60%   -10.05%
   2000..........................      0.10%           152,581      11.546466      1,761,771        0.30%    -1.40%

Fidelity(R) VIP III - Growth
 Opportunities Portfolio:
 Service Class
   2002..........................      0.10%            76,853       6.464770        496,837        0.82%    -0.13%
   2001..........................      0.10%            79,325       7.958505        631,308        0.23%    -8.82%
   2000..........................      0.10%             3,234      10.153660         32,837        1.08%    -3.75%

Gartmore GVIT Emerging Markets
 Fund - Class I
   2002..........................      0.10%            41,685       8.040876        335,184        0.05%    -0.03%
   2001..........................      0.10%               793       8.880551          7,042        0.47%     1.96%

Gartmore GVIT Global Technology
 and Communications Fund - Class I
   2002..........................      0.10%            59,175       2.339509        138,440        0.64%    -0.32%
   2001..........................      0.10%             6,837       4.262393         29,142        0.00%   -29.15%

Gartmore GVIT Government Bond
 Fund - Class I
   2002..........................      0.10%         1,248,085      12.407025     15,485,022        2.37%     0.04%
   2001..........................      0.10%           596,281      11.384642      6,788,446        2.76%     2.38%
   2000..........................      0.10%           108,503      10.284568      1,115,906        3.41%     3.98%

Gartmore GVIT Growth Fund - Class I
   2002..........................      0.10%           262,953       4.502725      1,184,005        0.00%    -0.17%
   2001..........................      0.10%           338,747       5.956345      2,017,694        0.00%   -21.36%
   2000..........................      0.10%           433,842      10.392776      4,508,823        0.17%     0.71%

Gartmore GVIT International Growth
 Fund - Class I
   2002..........................      0.10%            14,021       6.094674         85,453        0.00%    -0.08%
   2001..........................      0.10%             2,647       7.432628         19,674        0.40%   -19.63%

Gartmore GVIT Money Market Fund -
 Class I
   2002..........................      0.10%         9,822,219      11.419584    112,165,655        0.62%     0.01%
   2001..........................      0.10%         3,927,377      11.219674     44,063,890        2.24%     2.26%
   2000..........................      0.10%           922,187      10.644566      9,816,280        2.92%     2.77%

Gartmore GVIT Small Cap Growth
 Fund - Class I
   2002..........................      0.10%            85,789      12.300548      1,055,252        0.00%    -0.20%
   2001..........................      0.10%            53,609      16.283373        872,935        0.00%    -5.10%
   2000..........................      0.10%            13,483      21.538332        290,401        0.00%     5.13%

Gartmore GVIT Small Cap Value
 Fund - Class I
   2002..........................      0.10%           347,293      16.729709      5,810,111        0.00%    -0.12%
   2001..........................      0.10%           296,637      19.516190      5,789,224        0.00%    30.97%
   2000..........................      0.10%           176,392      14.883105      2,625,261        0.00%    10.95%

Gartmore GVIT Small Company Fund -
 Class I
   2002..........................      0.10%           461,951      14.363575      6,635,268        0.00%    -0.04%
   2001..........................      0.10%         1,390,147      15.893958     22,094,938        0.11%    -1.40%
   2000..........................      0.10%           711,090      15.938399     11,333,636        0.03%     7.57%

Gartmore GVIT Total Return Fund -
 Class I
   2002..........................      0.10%        12,752,969       8.483182    108,185,757        0.33%    -0.06%
   2001..........................      0.10%         6,605,181       9.433092     62,307,280        0.42%    -7.94%
   2000..........................      0.10%            22,535      10.825627        243,956        0.28%     3.31%

                                                                                                  INVESTMENT
                                         CONTRACT                   UNIT         CONTRACT           INCOME    TOTAL
                                       EXPENSE RATE*   UNITS      FAIR VALUE   OWNERS' EQUITY       RATIO**   RETURN**
                                       -------------   -----      ----------   --------------     ----------- --------

Gartmore GVIT Worldwide Leaders
 Fund - Class I
   2002..........................      0.10%            48,856       7.971237        389,443        1.50%    -0.06%
   2001..........................      0.10%            36,565       8.927589        326,437        1.07%   -14.36%
   2000..........................      0.10%               303      11.819344          3,581        1.01%    -0.68%

J.P. Morgan GVIT Balanced Fund -
 Class I
   2002..........................      0.10%           185,497       8.744877      1,622,148        1.10%    -0.09%
   2001..........................      0.10%            95,718       9.766945        934,872        1.22%    -1.70%
   2000..........................      0.10%            84,072      10.243616        861,201        1.66%     2.63%

Janus Aspen Series - Capital
 Appreciation Portfolio -
 Service Shares
   2002..........................      0.10%           241,233       5.970112      1,440,188        0.21%    -0.07%
   2001..........................      0.10%           262,121       7.106180      1,862,679        0.75%   -13.64%
   2000..........................      0.10%            21,117       9.673547        204,276        0.09%    -3.26% 01/27/00

Janus Aspen Series - Global
 Technology Portfolio -
 Service Shares
   2002..........................      0.10%           411,159       2.895460      1,190,494        0.00%    -0.30%
   2001..........................      0.10%           368,716       4.867626      1,794,772        0.64%   -25.98%
   2000..........................      0.10%           126,614       9.806028      1,241,580        0.00%    -1.94% 01/27/00

Janus Aspen Series - International
 Growth Portfolio - Service Shares
   2002..........................      0.10%           524,115       5.551206      2,909,470        0.36%    -0.12%
   2001..........................      0.10%           322,567       6.978600      2,251,066        0.62%   -15.57%
   2000..........................      0.10%           152,099      10.134840      1,541,499        0.00%     1.35% 01/27/00

MAS GVIT Multi Sector Bond Fund -
 Class I
   2002..........................      0.10%           496,403      11.395901      5,656,959        2.29%     0.02%
   2001..........................      0.10%           252,557      10.809424      2,729,996        3.02%     0.71%
   2000..........................      0.10%           247,557      10.416467      2,578,669        3.53%     2.44%

Nationwide GVIT Strategic Value
 Fund - Class I
   2002..........................      0.10%            67,648       8.770693        593,320        0.00%    -0.15%
   2001..........................      0.10%            28,973      10.591925        306,880        0.29%    -0.51%

Neuberger Berman Advisers
 Management Trust - Guardian
 Portfolio
   2002..........................      0.10%            81,377       9.671959        787,075        0.62%    -0.11%
   2001..........................      0.10%            59,737      11.243700        671,665        0.34%     1.54%

Neuberger Berman Advisers
 Management Trust - Mid-Cap
 Growth Portfolio
   2002..........................      0.10%           542,020       9.060281      4,910,854        0.00%    -0.17%
   2001..........................      0.10%           515,246      12.585904      6,484,837        0.00%   -13.43%
   2000..........................      0.10%           291,125      17.729749      5,161,573        0.00%    12.74%

Neuberger Berman Advisers
 Management Trust - Partners
 Portfolio
   2002..........................      0.10%            45,164       9.231601        416,936        0.48%    -0.10%
   2001..........................      0.10%             5,826      10.479635         61,054        0.35%    -0.69%

Oppenheimer Aggressive Growth
 Fund/VA - Initial Class
   2002..........................      0.10%         1,109,237       8.363264      9,276,842        0.61%    -0.17%
   2001..........................      0.10%         1,217,306      10.744305     13,079,107        0.89%   -27.03%
   2000..........................      0.10%           353,470      20.117568      7,110,957        0.00%    21.15%

Oppenheimer Capital Appreciation
 Fund/VA - Initial Class
   2002..........................      0.10%           858,636       9.302517      7,987,476        0.53%    -0.19%
   2001..........................      0.10%           795,963      12.537813      9,979,635        0.61%    -4.93%
   2000..........................      0.10%           320,077      14.470324      4,631,618        0.12%     9.36%

Oppenheimer Global Securities
 Fund/VA - Initial Class
   2002..........................      0.10%           642,156       7.819985      5,021,650        0.47%    -0.07%
   2001..........................      0.10%           192,101       8.783820      1,687,381        0.41%    -8.42%
   2000..........................      0.10%            74,231      10.109107        750,409        0.00%     1.09% 05/01/00

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                      INVESTMENT
                                         CONTRACT                            UNIT         CONTRACT      INCOME     TOTAL
                                       EXPENSE RATE*   UNITS              FAIR VALUE   OWNERS' EQUITY   RATIO**    RETURN**
                                       -------------   -----              ----------   --------------   -------    --------

Oppenheimer Main Street Growth
 & Income Fund/VA - Initial Class
   2002..........................      0.10%          441,864                8.916181      3,939,739     0.67%      -0.07%
   2001..........................      0.10%          181,818               10.049858      1,827,245     0.50%      -6.00%
   2000..........................      0.10%          148,244               11.747678      1,741,523     0.36%       0.14%

Strong GVIT Mid Cap Growth Fund -
 Class I
   2002..........................      0.10%          587,163                7.381425      4,334,100     0.00%      -0.24%
   2001..........................      0.10%          462,202               11.985923      5,539,918     0.00%     -13.81%
   2000..........................      0.10%          454,493               17.271082      7,849,586     0.00%       4.99%

Strong Opportunity Fund II, Inc.
   2002..........................      0.10%          296,413                8.051126      2,386,458     0.00%      -0.15%
   2001..........................      0.10%          291,735                9.869436      2,879,260     0.09%      -0.01%
   2000..........................      0.10%          149,401                9.641915      1,440,512     0.00%      -3.58% 05/01/00

The Dreyfus Socially Responsible
 Growth Fund, Inc.
   2002..........................      0.10%          114,559                6.981310        799,772     0.01%      -0.17%
   2001..........................      0.10%           87,496                9.354003        818,438     0.01%     -14.16%
   2000..........................      0.10%           23,186               12.566828        291,374     0.01%       2.50%

Turner GVIT Growth Focus Fund -
 Class I
   2002..........................      0.10%           22,900                2.503594         57,332     0.00%      -0.35%
   2001..........................      0.10%            1,458                4.619300          6,735     0.00%     -27.17%

Van Eck Worldwide Insurance
 Trust - Worldwide Emerging
 Markets Fund
   2002..........................      0.10%          118,689               10.971041      1,302,142     0.16%       0.07%
   2001..........................      0.10%           31,475               10.394360        327,162     0.00%      -0.77%
   2000..........................      0.10%              227               15.790423          3,584     0.00%     -12.46%

Van Eck Worldwide Insurance Trust
 - Worldwide Hard Assets Fund
   2002..........................      0.10%           26,290               12.758496        335,421     0.58%       0.09%
   2001..........................      0.10%            2,658               12.598656         33,487     0.96%      -3.46%

Van Kampen - The Universal
 Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
   2002..........................      0.10%            5,644               14.817371         83,629     0.00%       0.00%
   2001..........................      0.10%            1,642               14.094542         23,143     0.00%       4.72%
   2000..........................      0.10%           21,618               12.876285        278,360     0.00%       6.46%

Van Kampen - The Universal
 Institutional Funds, Inc. -
 Mid Cap Growth Portfolio
   2002..........................      0.10%          126,566                4.998672        632,662     0.00%      -0.18%
   2001..........................      0.10%           77,695                7.182236        558,024     0.00%     -17.29%

Van Kampen - The Universal
 Institutional Funds, Inc. -
 U.S. Real Estate Portfolio
   2002..........................      0.10%          365,847               15.698665      5,743,309     0.00%       0.10%
   2001..........................      0.10%          174,681               14.001808      2,445,850     0.00%       8.03%
   2000..........................      0.10%           24,575               11.572376        284,391     4.24%      14.22%

The BEST of AMERICA(R) Corporate
 Variable Universal Life Series(SM):

American Century Variable
 Portfolios, Inc. - American
 Century VP Income &
 Growth Fund - Class I
   2002..........................      0.40%        2,333,231                9.313777    $21,731,193     0.96%      -0.10%
   2001..........................      0.40%        1,794,162               10.942107     19,631,913     0.80%      -4.00%
   2000..........................      0.40%          596,604               12.320813      7,350,646     0.55%      -3.77%
   1999..........................      0.40%           64,734               11.930918        772,336     0.01%       9.54%

American Century Variable
 Portfolios, Inc. - American
 Century VP International Fund -
 Class I
   2002..........................      0.40%        2,860,949                8.892011     25,439,590     0.67%      -0.05%
   2001..........................      0.40%        1,710,893               10.537256     18,028,118     0.08%     -20.31%
   2000..........................      0.40%          630,146               14.970741      9,433,753     0.11%      -6.20%
   1999..........................      0.40%           26,600               10.465323        278,378     0.00%       7.14%

                                                                                                 INVESTMENT
                                         CONTRACT                    UNIT         CONTRACT         INCOME      TOTAL
                                       EXPENSE RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**    RETURN**
                                       -------------     -----     ----------   --------------   ----------   --------

American Century Variable
 Portfolios, Inc.- American
 Century VP Value Fund - Class I
   2002..........................      0.40%            866,383     11.739323     10,170,750        0.72%      -0.04%
   2001..........................      0.40%            246,737     11.655930      2,875,949        0.90%       7.00%
   2000..........................      0.40%             42,132      8.869662        373,697        1.03%      -4.19%
   1999..........................      0.40%             16,436     10.585835        173,989        0.99%      12.92%

Comstock GVIT Value Fund - Class I
   2002..........................      0.40%            181,995      8.332926      1,516,551        0.66%      -0.14%
   2001..........................      0.40%            112,374     10.123978      1,137,672        0.67%      -8.93%
   2000..........................      0.40%             32,417     12.681211        411,087        0.39%       1.55%
   1999..........................      0.40%                766     11.620929          8,902        0.26%       9.82%

Credit Suisse Trust - Global
 Post-Venture Capital Portfolio
   2002..........................      0.40%             27,399      7.263419        199,010        0.00%      -0.14%
   2001..........................      0.40%             22,770      9.563256        217,755        0.00%     -19.76%
   2000..........................      0.40%             20,057     15.467356        310,229        0.00%       4.78%
   1999..........................      0.40%              2,114     10.199319         21,561        0.00%      12.51%

Credit Suisse Trust -
 International Focus Portfolio
   2002..........................      0.40%             32,185      7.631249        245,612        0.00%      -0.02%
   2001..........................      0.40%             26,813      8.417725        225,704        0.00%     -16.10%
   2000..........................      0.40%             26,290     12.380758        325,490        0.00%      -8.92%
   1999..........................      0.40%              3,068      9.491713         29,121        0.00%       6.70%

Credit Suisse Trust - Large
 Cap Value Portfolio
   2002..........................      0.40%             52,626     10.342464        544,283        0.00%      -0.10%
   2001..........................      0.40%            101,298     11.765980      1,191,870        0.00%       3.10%
   2000..........................      0.40%             61,488     10.242976        629,820        0.00%      -2.63%
   1999..........................      0.40%             25,512     11.434266        291,711        0.00%      15.02%

Dreyfus GVIT Mid Cap Index Fund -
 Class I
   2002..........................      0.40%            756,360     12.823029      9,698,826        0.15%      -0.04%
   2001..........................      0.40%            244,995     13.635218      3,340,560        0.29%       0.46%
   2000..........................      0.40%             52,391     12.775205        669,306        0.36%       8.00%

Dreyfus Investment Portfolios -
 European Equity Portfolio
   2002..........................      0.40%             33,531      8.283327        277,748        0.00%      -0.08%
   2001..........................      0.40%             18,320     10.015945        183,492        0.06%     -20.56%
   2000..........................      0.40%              7,017     13.207837         92,679        0.00%       2.25%

Dreyfus Stock Index Fund
   2002..........................      0.40%         13,628,050      9.058868    123,454,706        0.63%      -0.13%
   2001..........................      0.40%          9,214,227     11.131574    102,568,850        0.51%      -7.02%
   2000..........................      0.40%          5,212,941     13.150463     68,552,588        0.51%      -0.75%
   1999..........................      0.40%            901,456     12.344504     11,128,027        0.67%      11.92%

Dreyfus Variable Investment
 Fund - Appreciation Portfolio
   2002..........................      0.40%          1,943,798      9.970158     19,379,973        0.01%      -0.09%
   2001..........................      0.40%          1,894,650     11.330924     21,468,135        0.02%      -6.44%
   2000..........................      0.40%          1,200,157     12.555931     15,069,088        0.01%       2.59%
   1999..........................      0.40%            327,171     11.830098      3,870,465        0.01%       7.30%

Federated GVIT High Income
 Bond Fund - Class I
   2002..........................      0.40%            534,019      9.746587      5,204,863        4.57%       0.00%
   2001..........................      0.40%            200,490      9.627057      1,930,129        4.83%       2.02%
   2000..........................      0.40%             51,294     10.153681        520,823        5.18%      -1.69%
   1999..........................      0.40%             20,327     10.304749        209,465        4.25%       2.54%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                 INVESTMENT
                                     CONTRACT                        UNIT         CONTRACT         INCOME      TOTAL
                                   EXPENSE RATE*      UNITS       FAIR VALUE   OWNERS' EQUITY      RATIO**    RETURN**
                                   -------------      -----       ----------   --------------    ----------   --------

Federated Insurance Series -
 Federated Quality Bond Fund II -
 Primary Shares
   2002..........................      0.40%         3,198,202      11.926987     38,144,914        3.22%       0.02%
   2001..........................      0.40%         1,432,608      11.206725     16,054,844        2.33%       3.49%
   2000..........................      0.40%           188,968      10.131263      1,914,485        1.20%       2.93%

Fidelity(R) VIP - Equity-Income
 Portfolio: Service Class
   2002..........................      0.40%         2,492,285      10.011730     24,952,085        1.35%      -0.06%
   2001..........................      0.40%         1,411,905      11.176442     15,780,074        1.22%      -1.18%
   2000..........................      0.40%           284,061      10.174924      2,890,299        1.46%      -2.95%
   1999..........................      0.40%            53,083      11.140410        591,366        1.19%      12.45%

Fidelity(R) VIP - Growth
 Portfolio: Service Class
   2002..........................      0.40%         2,851,313       9.633660     27,468,580        0.13%      -0.19%
   2001..........................      0.40%         2,650,987      13.156825     34,878,572        0.00%      -9.85%
   2000..........................      0.40%         1,408,330      17.274959     24,328,843        0.07%       4.85%
   1999..........................      0.40%            99,393      13.751919      1,366,844        0.11%      14.14%

Fidelity(R) VIP - High Income
 Portfolio: Service Class
   2002..........................      0.40%           688,193       6.262835      4,310,039        9.98%      -0.04%
   2001..........................      0.40%           899,155       6.918521      6,220,823       10.33%      -7.38%
   2000..........................      0.40%           532,889       9.193344      4,899,032        5.16%      -5.14%
   1999..........................      0.40%             5,423       9.693786         52,569        8.01%       7.67%

Fidelity(R) VIP - Overseas
 Portfolio: Service Class
   2002..........................      0.40%         1,703,342       8.289411     14,119,702        0.53%      -0.03%
   2001..........................      0.40%         1,737,775       9.597940     16,679,060        4.33%     -11.66%
   2000..........................      0.40%         1,031,409      12.785880     13,187,472        1.15%      -5.23%
   1999..........................      0.40%           244,020      10.254973      2,502,419        0.63%       7.86%

Fidelity(R) VIP II - Contrafund
 Portfolio: Service Class
   2002..........................      0.40%         1,479,976      11.253109     16,654,331        0.65%      -0.01%
   2001..........................      0.40%         1,221,263      11.700382     14,289,244        0.60%     -10.18%
   2000..........................      0.40%           483,458      13.802556      6,672,956        0.30%      -1.55%
   1999..........................      0.40%            51,585      12.580736        648,977        0.34%      10.96%

Fidelity(R) VIP III - Growth
 Opportunities Portfolio:
 Service Class
   2002..........................      0.40%           566,759       7.099131      4,023,496        0.82%      -0.13%
   2001..........................      0.40%           525,764       8.765663      4,608,670        0.23%      -8.96%
   2000..........................      0.40%           226,104      11.216967      2,536,201        1.08%      -3.89%
   1999..........................      0.40%            66,265      11.947796        791,721        0.68%       6.22%

Gartmore GVIT Emerging Markets
 Fund - Class I
   2002..........................      0.40%            13,072       7.999007        104,563        0.05%      -0.03%
   2001..........................      0.40%             2,199       8.860843         19,485        0.47%       1.80%

Gartmore GVIT Global Technology
 and Communications Fund - Class I
   2002..........................      0.40%            29,808       2.327280         69,372        0.64%      -0.32%
   2001..........................      0.40%            10,115       4.252874         43,018        0.00%     -29.26%

Gartmore GVIT Government Bond
 Fund - Class I
   2002..........................      0.40%         8,722,035      12.913882    112,635,331        2.37%       0.04%
   2001..........................      0.40%         5,610,019      11.885230     66,676,366        2.76%       2.23%
   2000..........................      0.40%         2,307,496      10.768906     24,849,208        3.41%       3.82%
   1999..........................      0.40%           857,872      10.411381      8,931,632        3.36%      -2.37%

Gartmore GVIT Growth Fund -
 Class I
   2002..........................      0.40%           220,001       5.033462      1,107,367        0.00%      -0.17%
   2001..........................      0.40%           274,382       6.678422      1,832,439        0.00%     -21.48%
   2000..........................      0.40%           164,497      11.687690      1,922,590        0.17%       0.56%

                                                                                                  INVESTMENT
                                      CONTRACT                       UNIT          CONTRACT        INCOME      TOTAL
                                    EXPENSE RATE*         UNITS    FAIR VALUE    OWNERS' EQUITY    RATIO**    RETURN**
                                    -------------         -----    ----------    --------------   ----------  --------


   1999..........................      0.40%              22,474    12.501259        280,953        0.31%     11.71%

Gartmore GVIT Investor
 Destinations Aggressive Fund
   2002..........................      0.40%                   2     9.480599             19        0.78%     -0.05% 01/25/02

Gartmore GVIT Investor
 Destinations Conservative Fund
   2002..........................      0.40%               2,188     9.991503         21,861        0.94%      0.00% 01/25/02

Gartmore GVIT Investor
 Destinations Moderate Fund
   2002..........................      0.40%                 552     9.678064          5,342        1.02%     -0.03% 01/25/02

Gartmore GVIT International
 Growth Fund - Class I
   2002..........................      0.40%              11,334     6.062950         68,717        0.00%     -0.08%
   2001..........................      0.40%               7,336     7.416129         54,405        0.40%    -19.75%

Gartmore GVIT Money Market Fund -
 Class I
   2002..........................      0.40%          17,481,100    11.792796    206,151,046        0.62%      0.00%
   2001..........................      0.40%          11,769,331    11.621155    136,773,220        2.24%      2.11%
   2000..........................      0.40%           6,089,902    11.058539     67,345,419        2.92%      2.61%
   1999..........................      0.40%           2,471,604    10.535947     26,040,689        2.39%      2.09%

Gartmore GVIT Small Cap Growth
 Fund - Class I
   2002..........................      0.40%             304,830    12.184600      3,714,232        0.00%     -0.20%
   2001..........................      0.40%             144,088    16.178351      2,331,106        0.00%     -5.24%
   2000..........................      0.40%              11,805    21.463633        253,378        0.00%      4.97%

Gartmore GVIT Small Cap Value
 Fund - Class I
   2002..........................      0.40%           1,331,261    13.524923     18,005,203        0.00%     -0.13%
   2001..........................      0.40%             341,516    15.824999      5,404,490        0.00%     30.77%
   2000..........................      0.40%              97,633    12.104291      1,181,778        0.00%     10.79%
   1999..........................      0.40%               3,991    10.590528         42,267        0.00%     23.42%

Gartmore GVIT Small Company
 Fund - Class I
   2002..........................      0.40%           2,148,578    12.500340     26,857,956        0.00%     -0.05%
   2001..........................      0.40%           1,184,106    13.873709     16,427,942        0.11%     -1.54%
   2000..........................      0.40%             225,026    13.954146      3,140,046        0.03%      7.41%
   1999..........................      0.40%              63,764     9.727700        620,277        0.00%      7.41%

Gartmore GVIT Total Return Fund -
 Class I
   2002..........................      0.40%             371,980     8.682331      3,229,653        0.33%     -0.06%
   2001..........................      0.40%             322,587     9.683519      3,123,777        0.42%     -8.07%
   2000..........................      0.40%             135,343    11.146280      1,508,571        0.28%      3.16%
   1999..........................      0.40%               3,009    11.212270         33,738        0.41%     10.53%

Gartmore GVIT Worldwide Leaders
 Fund - Class I
   2002..........................      0.40%              82,530     8.444777        696,947        1.50%     -0.06%
   2001..........................      0.40%           1,390,096     9.486334     13,186,915        1.07%    -14.48%
   2000..........................      0.40%             862,139    12.596704     10,860,110        1.01%     -0.83%
   1999..........................      0.40%             232,985    11.249540      2,620,974        0.53%      8.43%

J.P. Morgan GVIT Balanced Fund -
 Class I
   2002..........................      0.40%             624,567     8.745233      5,461,984        1.10%     -0.09%
   2001..........................      0.40%             425,868     9.796636      4,172,074        1.22%     -1.85%
   2000..........................      0.40%             226,107    10.305507      2,330,147        1.66%      2.48%
   1999..........................      0.40%               9,032    10.584906         95,603        2.02%      5.75%

Janus Aspen Series - Capital
 Appreciation Portfolio -
 Service Shares
   2002..........................      0.40%           1,966,676     5.926919     11,656,329        0.21%     -0.07%
   2001..........................      0.40%           1,454,253     7.075945     10,290,214        0.75%    -13.77%
   2000..........................      0.40%             108,534     9.661261      1,048,575        0.09%     -3.39% 01/27/00

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                 INVESTMENT
                                         CONTRACT                    UNIT         CONTRACT         INCOME     TOTAL
                                       EXPENSE RATE*   UNITS       FAIR VALUE   OWNERS' EQUITY     RATIO**   RETURN**
                                       -------------   -----       ----------   --------------   ----------  --------

Janus Aspen Series - Global
 Technology Portfolio -
 Service Shares
   2002..........................      0.40%           710,158       2.874473      2,041,330        0.00%     -0.30%
   2001..........................      0.40%           536,089       4.846864      2,598,350        0.64%    -26.09%
   2000..........................      0.40%           169,582       9.793559      1,660,811        0.00%     -2.06% 01/27/00

Janus Aspen Series - International
 Growth Portfolio - Service Shares
   2002..........................      0.40%         3,037,681       5.511040     16,740,781        0.36%     -0.12%
   2001..........................      0.40%         1,655,786       6.948904     11,505,898        0.62%    -15.70%
   2000..........................      0.40%            93,205      10.121953        943,417        0.00%      1.22% 01/27/00

MAS GVIT Multi Sector Bond Fund -
 Class I
   2002..........................      0.40%           702,160      11.241499      7,893,331        2.29%      0.02%
   2001..........................      0.40%         1,590,910      10.694913     17,014,644        3.02%      0.56%
   2000..........................      0.40%           934,744      10.336948      9,662,400        3.53%      2.28%
   1999..........................      0.40%           212,826       9.862919      2,099,086        4.00%     -1.28%

Nationwide GVIT Strategic Value
 Fund - Class I
   2002..........................      0.40%            59,212       7.711336        456,604        0.00%     -0.15%
   2001..........................      0.40%            40,192       9.340562        375,416        0.29%     -0.66%

Neuberger Berman Advisers
 Management Trust -
 Guardian Portfolio
   2002..........................      0.40%           954,613       9.363567      8,938,583        0.62%     -0.11%
   2001..........................      0.40%           251,882      10.917855      2,750,011        0.34%      1.39%
   2000..........................      0.40%            31,859      11.067843        352,610        0.53%      3.53%
   1999..........................      0.40%            11,030      10.928637        120,543        0.26%     17.02%

Neuberger Berman Advisers
 Management Trust - Mid-Cap
 Growth Portfolio
   2002..........................      0.40%         1,911,843       9.900924     18,929,012        0.00%     -0.17%
   2001..........................      0.40%         1,413,734      13.794987     19,502,442        0.00%    -13.56%
   2000..........................      0.40%           444,906      19.491297      8,671,795        0.00%     12.57%
   1999..........................      0.40%            48,717      11.852112        577,399        0.00%      4.92%

Neuberger Berman Advisers
 Management Trust -
 Partners Portfolio
   2002..........................      0.40%           309,821       8.722515      2,702,418        0.48%     -0.10%
   2001..........................      0.40%           278,967       9.931453      2,770,548        0.35%     -0.84%
   2000..........................      0.40%           106,476       9.911052      1,055,289        0.75%     -0.74%
   1999..........................      0.40%            53,288      10.555488        562,481        1.09%     13.05%

Oppenheimer Aggressive Growth
 Fund/VA - Initial Class
   2002..........................      0.40%         2,550,591       8.854359     22,583,848        0.61%     -0.17%
   2001..........................      0.40%         2,065,019      11.409356     23,560,537        0.89%    -27.14%
   2000..........................      0.40%           557,988      21.426999     11,956,008        0.00%     20.97%
   1999..........................      0.40%            31,562      11.698025        369,213        0.00%     20.77%

Oppenheimer Capital Appreciation
 Fund/VA - Initial Class
   2002..........................      0.40%         3,549,322      10.494866     37,249,659        0.53%     -0.19%
   2001..........................      0.40%         2,126,632      14.187344     30,171,260        0.61%     -5.07%
   2000..........................      0.40%           386,244      16.423157      6,343,346        0.12%      9.20%
   1999..........................      0.40%            13,811      12.321204        170,168        0.29%     15.59%

Oppenheimer Global Securities
 Fund/VA - Initial Class
   2002..........................      0.40%         1,337,566       7.769503     10,392,223        0.47%     -0.07%
   2001..........................      0.40%           691,996       8.753305      6,057,252        0.41%     -8.56%

                                                                                               INVESTMENT
                                         CONTRACT                   UNIT         CONTRACT         INCOME     TOTAL
                                       EXPENSE RATE*   UNITS      FAIR VALUE   OWNERS' EQUITY     RATIO**   RETURN**
                                       -------------   -----      ----------   --------------  -----------  --------

Oppenheimer Main Street Growth &
 Income Fund/VA - Initial Class
   2002..........................      0.40%            664,669     8.174538      5,433,362        0.67%    -0.07%
   2001..........................      0.40%            512,455     9.241561      4,735,884        0.50%    -6.14%
   2000..........................      0.40%            183,442    10.835167      1,987,625        0.36%    -0.01%
   1999..........................      0.40%             41,479    10.227355        424,220        0.45%    14.41%

Strong GVIT Mid Cap Growth Fund -
 Class I
   2002..........................      0.40%          1,022,503     8.622836      8,816,876        0.00%    -0.24%
   2001..........................      0.40%            986,704    14.043826     13,857,099        0.00%   -13.94%
   2000..........................      0.40%            351,535    20.297188      7,135,172        0.00%     4.83%
   1999..........................      0.40%              1,308    13.175713         17,234        0.00%    25.22%

Strong Opportunity Fund II, Inc.
   2002..........................      0.40%          1,788,499     7.999154     14,306,479        0.00%    -0.15%
   2001..........................      0.40%            743,632     9.835165      7,313,743        0.09%    -0.16%

The Dreyfus Socially Responsible
 Growth Fund, Inc.
   2002..........................      0.40%            542,647     8.160791      4,428,429        0.01%    -0.17%
   2001..........................      0.40%            389,568    10.967194      4,272,468        0.01%   -14.29%
   2000..........................      0.40%             84,957    14.778256      1,255,516        0.01%     2.35%
   1999..........................      0.40%             12,696    12.543738        159,255        0.00%    12.55%

Turner GVIT Growth Focus Fund -
 Class I
   2002..........................      0.40%             11,356     2.490519         28,282        0.00%    -0.35%

Van Eck Worldwide Insurance
 Trust - Worldwide Emerging
 Markets Fund
   2002..........................      0.40%            149,791     7.615025      1,140,662        0.16%     0.07%
   2001..........................      0.40%             87,569     7.236408        633,685        0.00%    -0.92%
   2000..........................      0.40%             54,197    11.026051        597,579        0.00%   -12.59%
   1999..........................      0.40%              2,683     9.209003         24,708        0.00%    45.64%

Van Eck Worldwide Insurance
 Trust - Worldwide Hard
 Assets Fund
   2002..........................      0.40%             23,216     8.905692        206,755        0.58%     0.09%
   2001..........................      0.40%             41,941     8.820502        369,941        0.96%    -3.60%
   2000..........................      0.40%              2,016     8.552782         17,242        1.11%     3.72%
   1999..........................      0.40%                134     8.074329          1,082        1.12%    18.01%

Van Kampen - The Universal
 Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
   2002..........................      0.40%            146,488    10.600221      1,552,805        0.00%     0.00%
   2001..........................      0.40%             69,006    10.113332        697,881        0.00%     4.57%
   2000..........................      0.40%             26,949     9.266834        249,732        0.00%     6.30%
   1999..........................      0.40%                158     7.626214          1,205        0.00%    12.73%

Van Kampen - The Universal
 Institutional Funds, Inc. -
 Mid Cap Growth Portfolio
   2002..........................      0.40%            266,098     4.966341      1,321,533        0.00%    -0.19%
   2001..........................      0.40%             74,898     7.157233        536,062        0.00%   -17.41%

Van Kampen - The Universal
 Institutional Funds, Inc. -
 U.S. Real Estate Portfolio
   2002..........................      0.40%            578,538    13.215439      7,645,634        0.00%     0.10%
   2001..........................      0.40%            290,549    11.822324      3,434,964        0.00%     7.86%
   2000..........................      0.40%             31,026     9.800269        304,063        4.24%    14.05%
   1999..........................      0.40%              1,068     9.668428         10,326        5.72%     8.29%
                                                                                  ---------

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                  INVESTMENT
                                         CONTRACT                   UNIT         CONTRACT           INCOME     TOTAL
                                       EXPENSE RATE*   UNITS      FAIR VALUE   OWNERS' EQUITY       RATIO**    RETURN**
                                       -------------   -----      ----------   --------------    -----------  --------

Contract Owners' Equity Total By Year

           2002.............................................................   $  2,222,910,901
                                                                               ================
           2001.............................................................   $  1,823,161,461
                                                                               ================
           2000.............................................................   $  1,022,780,309
                                                                               ================
           1999.............................................................   $    266,837,469
                                                                               ================
           1998.............................................................   $     18,195,517
                                                                               ================







* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ~six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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